    As filed with the Securities and Exchange Commission on April 27, 2001
                                                    Commission File Nos. 2-72671
                                                                        811-3199
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   Form N-4
     REGISTRATION STATEMENT UNDER
     THE SECURITIES ACT OF 1933                                [ ]
     Pre-Effective Amendment No.                               [ ]

     Post-Effective Amendment No. 33                           [X]
       and
     REGISTRATION STATEMENT UNDER
     THE INVESTMENT COMPANY ACT OF 1940                        [ ]

     Amendment No. 67                                          [X]
                   KILICO Variable Annuity Separate Account
                          (Exact Name of Registrant)
                    Kemper Investors Life Insurance Company
                          (Name of Insurance Company)

     1 Kemper Drive, Long Grove, Illinois                           60049
  (Address of Insurance Company's Principal Executive Offices)   (Zip Code)
Insurance Company's Telephone Number, including Area Code:     (847) 550-5500

                            Debra P. Rezabek, Esq.
                                1 Kemper Drive
                          Long Grove, Illinois 60049
                    (Name and Address of Agent for Service)


                                  Copies To:
        Frank J. Julian, Esq.                          Joan E. Boros, Esq.
  Kemper Investors Life Insurance Company                Jorden Burt LLP
           1 Kemper Drive                     1025 Thomas Jefferson Street, N.W.
      Long Grove, Illinois 60049                          Suite 400E
                                                     Washington, D.C. 20007

     Approximate Date of Proposed Public Offering:  Continuous
It is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
     [X] on May 1, 2001 pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(i) of Rule 485
     [ ] 75 days after filing pursuant to paragraph (a)(ii)
     [ ] on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
     Title of Securities being Registered:

Units of interest in Separate Account under the Contracts
     No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

                                PROSPECTUS FOR
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

                  PERIODIC PAYMENT VARIABLE ANNUITY CONTRACTS

-------------------------------------------------------------------------------

                             KEMPER ADVANTAGE III
                                   Issued By
                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                      of
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

  This Prospectus describes Periodic Payment Deferred Variable Annuity Contracts (the "Contract") offered by Kemper Investors Life Insurance Company ("we" or "KILICO"). These Contracts are designed to provide annuity benefits for retirement which qualify for certain federal tax advantages. Depending on particular state requirements, the Contracts may be issued on a group or individual basis. Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract. For purposes of this Prospectus, the term "Contract" refers both to certificates and to individual annuity contracts.

  You may allocate purchase payments to the General Account or to one or more of the variable options. The Contract currently offers thirty-four variable investment options, each being a Subaccount of the KILICO Variable Annuity Separate Account. Currently, you may choose among the following Portfolios:

                                           . Janus Aspen Aggressive Growth
 . Scudder Variable Series I* (Class        . Janus Aspen Worldwide Growth
  A Shares)
                                           . Janus Aspen Balanced
 . Scudder Bond (formerly Scudder


   VLIF Bond)                            . Pilgrim Natural Resources Trust
                                           (formerly Lexington Natural
 . Scudder Capital Growth (formerly        Resources Trust)
   Scudder VLIF Capital Growth) [/R]



 . Scudder International (formerly       . Pilgrim Emerging Markets Fund,
   Scudder VLIF International)             Inc. (formerly Lexington Emerging
                                           Markets Fund, Inc.)
 . Scudder Variable Series II* [/R]



 . Scudder Money Market (formerly        . Fidelity Variable Insurance
   Kemper Money Market)                    Products Fund ("VIP") (Initial
                                           Class Shares)
 . Scudder Technology Growth
   (formerly Kemper Technology           . Fidelity Variable Insurance
   Growth)                                 Products Fund II ("VIP II")
                                           (Initial Class Shares)
 . Scudder Total Return** (formerly        . Fidelity VIP Equity-Income
   Kemper Total Return) [/R]               . Fidelity VIP Growth

 . Scudder High Yield (formerly            . Fidelity VIP II Asset Manager
   Kemper High Yield)
                                           . Fidelity VIP II Index 500
 . Scudder Growth (formerly Kemper


   Growth)                                 . Fidelity VIP II Contrafund(R)

 . Scudder Government Securities
   (formerly Kemper Government           . The Dreyfus Socially Responsible
   Securities)                             Growth Fund, Inc. (Initial Share
                                           Class)
 . Scudder International Research
   (formerly Kemper International)       . J.P. Morgan Series Trust II
   [/R]
                                           . J.P. Morgan Small Company
                                         . The Alger American Fund
 . Scudder Small Cap Growth                . Alger American Growth
   (formerly Kemper Small Cap              . Alger American MidCap Growth
   Growth)
                                           . Alger American Small
 . Scudder Investment Grade Bond             Capitalization
   (formerly Kemper Investment Grade     . American Century Variable
   Bond)                                   Portfolios, Inc. ("VP")

 . Scudder Contrarian Value                . American Century VP Income &
   (formerly Kemper Contrarian               Growth
   Value)
                                           . American Century VP Value
 . Scudder Small Cap Value (formerly


   Kemper Small Cap Value)               . Credit Suisse Warburg Pincus Trust
                                           (formerly Warburg Pincus Trust)
 . SVS Focus Value+Growth (formerly
   Kemper Value+Growth) [/R]
 . Janus Aspen Series
 . Janus Aspen Growth                      . Credit Suisse Warburg Pincus
                                             Trust-Emerging Markets

  *Effective May 1, 2001, pursuant to a restructuring program, the Scudder Variable Life Investment Fund (Class A Shares) and the Kemper Variable Series have been renamed Scudder Variable Series I and Scudder Variable Series II, respectively.

  **Effective April 30, 2001, pursuant to shareholder approval, the Kemper Horizon 5 Portfolio, the Kemper Horizon 10+ Portfolio and the Kemper Horizon 20+ Portfolio merged into the Kemper Total Return Portfolio, and Kemper Total Return Portfolio was renamed Scudder Total Return Portfolio.

The Contracts are not insured by the FDIC. They are obligations of the issuing insurance company and not a deposit of, or guaranteed by, any bank or savings institution and are subject to risks, including possible loss of principal.

This Prospectus contains important information about the Contracts that you should know before investing. You should read it before investing and keep it for reference. We have filed a Statement of Additional Information ("SAI") with the Securities and Exchange Commission. The current SAI has the same date as this Prospectus and is incorporated by reference. You may obtain a free copy by writing us or calling (888) 477-9700. A table of contents for the SAI appears on page 36. You may also find this Prospectus and other required information about the Separate Account at the SEC's web site at http://www.sec.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The date of this Prospectus is May 1, 2001

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
DEFINITIONS................................................................   1
SUMMARY....................................................................   3
SUMMARY OF EXPENSES........................................................   5
CONDENSED FINANCIAL INFORMATION............................................  11
KILICO, THE SEPARATE ACCOUNT AND THE FUNDS.................................  30
FIXED ACCOUNT OPTION.......................................................  35
THE CONTRACTS..............................................................  36
CONTRACT CHARGES AND EXPENSES..............................................  44
THE ANNUITY PERIOD.........................................................  47
FEDERAL TAX MATTERS........................................................  50
DISTRIBUTION OF CONTRACTS..................................................  57
VOTING RIGHTS..............................................................  57
REPORTS TO CONTRACT OWNERS AND INQUIRIES...................................  57
DOLLAR COST AVERAGING......................................................  57
SYSTEMATIC WITHDRAWAL PLAN.................................................  58
ASSET ALLOCATION SERVICE...................................................  58
PROVISIONS OF PRIOR CONTRACTS..............................................  59
LEGAL PROCEEDINGS..........................................................  60
TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION.....................  60
APPENDIX...................................................................  61

                                  DEFINITIONS

   The following terms as used in this Prospectus have the indicated meanings:

   Accumulation Period--The period between the Date of Issue of a Contract and the Annuity Date.

   Accumulation Unit--A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.

   Annuitant--The person designated to receive or who is receiving annuity payments.

   Annuity Date--The date on which annuity payments are to commence.

   Annuity Option--One of several forms in which annuity payments can be made.

   Annuity Period--The period starting on the Annuity Date.

   Annuity Unit--A unit of measurement used to determine the amount of Variable Annuity payments.

   Beneficiary--The person designated to receive any benefits under a Contract upon your death or upon the Annuitant's death prior to the Annuity Period.

   Company ("we", "us", "our", "KILICO")--Kemper Investors Life Insurance Company. Our home office is at 1 Kemper Drive, Long Grove, Illinois 60049.

   Contract--A Variable Annuity Contract offered by this Prospectus on an individual or group basis. Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract.

   Contract Value--The sum of the values of your interest in the Subaccount(s) of the Separate Account and the General Account.

   Contract Year--The period between anniversaries of the Date of Issue of a Contract.

   Contract Quarter--The periods between quarterly anniversaries of the Date of Issue of a Contract.

   Contribution Year--Each Contract Year in which a Purchase Payment is made and each later year measured from the end of the Contract Year when the Purchase Payment was made. For example, if you make an initial payment of $15,000 and then make a later payment of $10,000 during the fourth Contract Year, the fifth Contract Year will be the fifth Contribution Year for the purpose of Accumulation Units attributable to the initial payment and the second Contribution Year with respect to Accumulation Units attributable to the later $10,000 payment.

   Date of Issue--The date on which the first Contract Year commences.

   Debt--The principal of any outstanding loan from the General Account Contract Value, plus any accrued interest. Requests for loans must be made to us in writing.

   Fixed Annuity--An annuity under which we guarantee the amount of each annuity payment; it does not vary with the investment experience of a Subaccount.

   Fund or Funds--Scudder Variable Series I, Scudder Variable Series II, Janus Aspen Series, Pilgrim Natural Resources Trust, Pilgrim Emerging Markets Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, The Dreyfus Socially Responsible Growth Fund, Inc., J.P. Morgan Series Trust II, The Alger American Fund, American Century Variable Portfolios, Inc. and Credit Suisse Warburg Pincus Trust, including any Portfolios thereunder.

   General Account--All our assets other than those allocated to any legally segregated separate account. We guarantee a minimum rate of interest on Purchase Payments allocated to the General Account under the Fixed Account Option.

   General Account Contract Value--The value of your interest in the General Account.

   Non-Qualified Contract--A Contract issued in connection with a retirement plan which does not receive favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.

   Owner ("you", "your", "yours")--The person designated in the Contract as having the privileges of ownership.

   Portfolio--A series of a Fund with its own objective and policies, which represents shares of beneficial interest in a separate portfolio of securities and other assets. Portfolio is sometimes referred to as a Fund.

   Purchase Payments--Amounts paid to us by you or on your behalf.

   Qualified Contract--A Contract issued in connection with a retirement plan which receives favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.

   Separate Account--The KILICO Variable Annuity Separate Account.

   Separate Account Contract Value--The sum of your interests in the Subaccount(s).

   Subaccounts--The thirty-four subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Fund or Portfolio of a Fund.

   Subaccount Value--The value of your interest in each Subaccount.

   Unitholder--The person holding the voting rights with respect to an Accumulation or Annuity Unit.

   Valuation Date--Each day when the New York Stock Exchange is open for trading, as well as each day otherwise required.

   Valuation Period--The interval of time between two consecutive Valuation
Dates.

   Variable Annuity--An annuity with payments varying in amount in accordance with the investment experience of the Subaccount(s) in which you have an interest.

   Withdrawal Charge--The "contingent deferred sales charge" assessed against certain withdrawals of Accumulation Units in their first six Contribution Years or against certain annuitizations of Accumulation Units in their first six Contribution Years.

   Withdrawal Value--Contract Value less Debt and any premium tax payable if the Contract is being annuitized, minus any Withdrawal Charge.

                                    SUMMARY

   The summary does not contain all information that may be important. Read the entire Prospectus, Statement of Additional Information and the Contract before deciding to invest.

   The Contracts provide for tax-deferred investments and annuity benefits. Both Qualified Contracts and Non-Qualified Contracts are described in this Prospectus.

   The minimum initial Purchase Payment for a Non-Qualified Contract is $2,500 and the minimum subsequent payment is $500. The minimum Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction are equal to or greater than $600, we accept a periodic payment for a Qualified Contract under $50. For a Non-Qualified Contract, a minimum of $100 in Contract Value must be allocated to an investment option before another investment option can be selected. For a Qualified Contract, as long as contribution amounts to a new investment option from a payroll or salary reduction plan are equal to or greater than $50 per month, you may select another such investment option. The maximum Purchase Payment for a Qualified Contract is the maximum permitted under the qualified plan's terms. You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities ("IRAs") by authorizing us to draw on your account via check or electronic debit ("Pre-Authorized Checking [PAC] Agreement"). (See "The Contracts," page 38.)

   We provide for variable accumulations and benefits by crediting Purchase Payments to one or more Subaccounts of the Separate Account selected by you. Each Subaccount invests in a corresponding Fund or Portfolio of one of the Funds. (See "The Funds," page 32.) The Contract Values allocated to the Separate Account will vary with the investment performance of the Portfolios and Funds you select.

   We also provide for fixed accumulations and benefits in the Fixed Account Option of the General Account. Any portion of the Purchase Payment allocated to the Fixed Account Option is credited with interest daily at a rate periodically declared by us at our discretion, but not less than 3%. (See "Fixed Account Option," page 37.)

   The investment risk under the Contract is borne by you, except to the extent that Contract Values are allocated to the Fixed Account Option and are guaranteed to earn at least 3% interest.

   Transfers between Subaccounts are permitted before and after annuitization, if allowed by the qualified plan and subject to limitations. Restrictions apply to transfers out of the Fixed Account Option. (See "Transfer During Accumulation Period" and "Transfer During Annuity Period," pages 40 and 51, respectively.)

   No sales charge is deducted from any Purchase Payment. You may withdraw up to 10% of the Contract Value less Debt in any Contract Year without assessment of any charge. If you withdraw an amount in excess of 10% of the Contract Value less Debt in any Contract Year, the amount withdrawn in excess of 10% is subject to a contingent deferred sales charge ("Withdrawal Charge"). The Withdrawal Charge starts at 6% in the first Contribution Year and reduces by 1% each Contribution Year so that there is no charge in the seventh and later Contribution Years. (See "Withdrawal Charge," page 48.) The Withdrawal Charge also applies at the annuitization of Accumulation Units in their sixth Contribution Year or earlier, except as set forth under "Withdrawal Charge." However, the aggregate Withdrawal Charges assessed against a Contract will never exceed 7.25% of the aggregate Purchase Payments made under the Contract. Withdrawals will have tax consequences, which may include the amount of the withdrawal being subject to income tax and in some circumstances an additional 10% penalty tax. Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. (See "Federal Tax Matters," page 53.)

   We charge for mortality and expense risk and administrative expenses, for records maintenance, and for any applicable premium taxes. (See "Asset-Based Charges Against the Separate Account," page 47.) We also charge for optional death benefits (See "Guaranteed Minimum Death Benefit Rider," page 42, and "Earnings Based Death Benefit Rider," page 43), optional income benefits (See "Guaranteed Retirement Income Benefit Rider," page 43), and optional asset allocation services (See "Asset Allocation Service," page 47). The Funds will incur certain management fees and other expenses. (See "Summary of Expenses", "Investment Management Fees and Other Expenses" and the Funds' prospectuses.)

   You may elect, where available, to enter into a separate investment advisory agreement with our affiliate, PMG Asset Management, Inc. ("PMG"). PMG provides asset allocation services under PMG's Managed Investment Advisory Account ("MIAA"). MIAA allocates Contract Value among certain Subaccounts and the General Account. (See "Asset Allocation Service.") The MIAA and applicable fees are described more fully in a separate disclosure statement. MIAA is not available in all states or through all distributors.

   The Contracts may be purchased in connection with retirement plans qualifying either under Section 401 or 403(b) of the Internal Revenue Code (the "Code") or as individual retirement annuities including Roth IRAs. The Contracts are also available in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans. (See "Taxation of Annuities in General," page 53 and "Qualified Plans," page 56.)

   You have the right within the "free look" period (generally ten days, subject to state variation) after receiving the Contract to cancel the Contract by delivering or mailing it to us. If you decide to return your Contact for a refund during the "free look" period, please also include a letter of instruction. Upon receipt by us, the Contract will be cancelled and amounts refunded. The amount of the refund depends on the state where issued; however, generally the refund is at least the Contract Value. (See "The Contracts," page 38.) In addition, a special "free look" period applies in some circumstances to Contracts issued as individual retirement annuities or as Roth IRAs.

                              SUMMARY OF EXPENSES
--------------------------------------------------------------------------------

 Contract Owner Transaction Expenses

  Sales Load Imposed on Purchases (as a percentage of purchase payments)............................................................  None
  Contingent Deferred Sales Load (as a percentage of amount
   surrendered)(1)
  Year of Withdrawal After Purchase
   First year...........................................................    6%
   Second year..........................................................    5%
   Third year...........................................................    4%
   Fourth year..........................................................    3%
   Fifth year...........................................................    2%
   Sixth year...........................................................    1%
   Seventh year and following...........................................    0%
  Surrender Fees........................................................  None
  Exchange Fee..........................................................  None
  Maximum Annual Contract Fee (Records Maintenance Charge)(2)...........   $30

 MIAA Expenses
  MIAA Initial Set Up Fee (optional)....................................   $30
  MIAA Expense (optional)...............................................  .50%*

 -----------
 *Charged quarterly in arrears at the rate of .125% per quarter of Contract Value subject to the MIAA Expense, using an average daily weighted balance methodology. (See "Asset Allocation Service.")

 Separate Account Annual Expenses
 (as a percentage of average daily account value)

  Mortality and Expense Risk.....  1.00%
  Administration.................  0.30%
  Account Fees and Expenses......  0.00%
                                   -----
   Total Separate Account Annual
    Expenses.....................  1.30%
                                   =====

 Optional Benefit Annual Expenses
 (as a percentage of average daily account value)
  Guaranteed Minimum Death
   Benefit Charge ...............  0.15%
  Earnings Based Death Benefit
   Charge (issue ages 0-0).......  0.20%
  Earnings Based Death Benefit
   Charge (issue ages 81 and
   higher).......................  0.85%
  Guaranteed Retirement Income
   Benefit Charge................  0.40%**
                                   -----
  Total Maximum Optional Benefit
   Annual Expenses...............  1.40%
                                   =====

 ----------
 **The Guaranteed Retirement Income Benefit Charge is 0.30% if you elect a ten-year waiting period. This charge is 0.40% if you elect a seven-year waiting period.

 Fund Annual Expenses
 (as percentage of each Portfolio's average net assets, in some cases after expense waiver or reimbursement, for the period ended December 31, 2000. Future Portfolio expenses may be greater or lesser than those shown.)

                                          Management  Other      Total Annual
                 Portfolio                   Fees    Expenses Portfolio Expenses
                 ---------                ---------- -------- ------------------
  Scudder Bond...........................   0.48%     0.10%          0.58%
  Scudder Capital Growth.................   0.46%     0.03%          0.49%
  Scudder International..................   0.82%     0.14%         0.963%
  Scudder Money Market...................   0.50%     0.08%          0.58%
  Scudder Technology Growth (3)..........   0.75%     0.07%          0.82%
  Scudder Total Return...................   0.55%     0.06%          0.61%
  Scudder High Yield.....................   0.60%     0.08%          0.68%
  Scudder Growth.........................   0.60%     0.05%          0.65%
  Scudder Government Securities (4)......   0.55%     0.05%          0.60%
  Scudder International Research.........   0.75%     0.09%          0.84%
  Scudder Small Cap Growth...............   0.65%     0.07%          0.72%

                                             Management  Other      Total Annual
                  Portfolio                     Fees    Expenses Portfolio Expenses
                  ---------                  ---------- -------- ------------------
  Scudder Investment Grade Bond (3)(4)......   0.60%     0.07%         0.67%
  Scudder Contrarian Value (3)..............   0.75%     0.05%         0.80%
  Scudder Small Cap Value (3)(4)............   0.75%     0.06%         0.81%
  SVS Focus Value+Growth (3)................   0.75%     0.06%         0.81%
  Janus Aspen Growth (8)....................   0.65%     0.02%         0.67%
  Janus Aspen Aggressive Growth (8).........   0.65%     0.01%         0.66%
  Janus Aspen Worldwide Growth (8)..........   0.65%     0.04%         0.69%
  Janus Aspen Balanced (8)..................   0.65%     0.01%         0.66%
  Pilgrim Natural Resources.................   1.00%     0.66%         1.66%
  Pilgrim Emerging Markets..................   0.85%     0.89%         1.74%
  Fidelity VIP Equity-Income (5)............   0.48%     0.08%         0.56%
  Fidelity VIP Growth (5)...................   0.57%     0.08%         0.65%
  Fidelity VIP II Asset Manager.............   0.53%     0.08%         0.61%
  Fidelity VIP II Index 500(6).................0.24%.    0.09%         0.33%
  Fidelity VIP II Contrafund (5)............   0.57%     0.09%         0.66%
  Dreyfus Socially Responsible Growth.......   0.75%     0.03%         0.78%
  J.P. Morgan Small Company (7).............   0.60%     0.55%         1.15%
  Alger American Growth.....................   0.75%     0.04%         0.79%
  Alger American MidCap Growth..............   0.80%     0.04%         0.84%
  Alger American Small Capitalization.......   0.85%     0.05%         0.90%
  American Century VP Income & Growth.......   0.70%     0.00%         0.70%
  American Century VP Value.................   1.00%     0.00%         1.00%
  Credit Suisse Warburg Pincus Trust-
   Emerging Markets (9).....................   1.09%     0.31%         1.40%

(1) An Owner may withdraw up to 10% of the Contract Value less Debt in any Contract Year without assessment of any charge. Under certain circumstances the contingent deferred sales charge may be reduced or waived, including when certain annuity options are selected. This load also applies if you annuitize under Option 1 and choose to receive payments for less than 5 years.
(2) The Records Maintenance Charge will be reduced or waived for Contracts in the situations detailed in the Prospectus. For Contracts with Contract Value of between $25,000 and $50,000, the charge is $15.00. There is no charge for Contract Value over $50,000.
(3) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2001, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described Portfolios to the amounts set forth after the Portfolio names: Scudder Technology Growth (0.95%), Scudder Contrarian Value (0.80%), Scudder Small Cap Value (0.84%) and Scudder Investment Grade Bond (0.80%).
(4) "Other Expenses" have been restated to exclude reorganization costs.
(5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Portfolio paid was used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolio's expenses. These offsets may be discontinued at any time. Without these reductions, Management Fees, Other Expenses and Total Portfolio Annual Expenses would have been .48%, .07% and .55%, respectively, for the Fidelity VIP Equity-Income Portfolio, .57%, .07% and .64%, respectively, for the Fidelity VIP Growth Portfolio; and .57%, .06% and .63%, respectively, for the Fidelity VIP II Contrafund Portfolio.
(6) Fidelity VIP II Index 500 (Service Class 2 Shares) Portfolio's total annual expenses reflect Fidelity Management & Research Company's ("FMR") voluntary agreement to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.53%. FMR's voluntary agreement may be discontinued by FMR at any time. With this reimbursement, Management Fees, Other Expenses, Rule 12b-1 Fees and Total Portfolio Annual Expenses would have been .24%, .04%, .25% and .53%, respectively.
(7) Reflects an agreement by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the Portfolio to the extent certain expenses exceed 1.15% of the Portfolio's average daily net assets during the fiscal year 2001. Absent fee waiver and expense reimbursement, total operating expenses would have been 1.32%.
(8) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Janus Aspen Growth, Janus Aspen Aggressive Growth, Janus Aspen Worldwide Growth and Janus Aspen Balanced Portfolios. All expenses are shown without the effect of any expenses offset arrangements.
(9) The expense figures shown are net of certain fee waivers or reductions from the Portfolio's investment adviser and/or its affiliates based on actual expenses for fiscal year ended December 31, 2000. Without such waivers, Management Fees, Other Expenses and Total Portfolio Annual Expenses for the Credit Suisse Warburg Pincus Trust-Emerging Markets Portfolio would have been 1.25%, 0.44% and 1.69%, respectively. Fee waivers and expense reimbursements may be discontinued at any time.

   If you surrender your Contract or you annuitize for a fixed period of less than 5 years, you would pay the following expenses on a $1,000 investment assuming:

    . 5% annual return on assets,

    . the current level of fund expenses for all years shown, and

    . no optional benefits or MIAA program.

   The example assumes that any portfolio expense caps, waivers or reimbursement arrangements described in the footnotes above are in effect for the time periods presented below. The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

                                EXAMPLE 1
-------------------------------------------------------------------------------

                      Subaccount                       1 year 3 years 5 years 10 years
                      ----------                       ------ ------- ------- --------
  Scudder Bond                                          $82    $105    $129     $228
  Scudder Capital Growth                                 81     102     124      218
  Scudder International                                  85     116     148      268
  Scudder Money Market #1                                82     105     129      228
  Scudder Technology Growth                              84     112     141      253
  Scudder Total Return                                   82     106     130      231
  Scudder High Yield                                     83     108     134      238
  Scudder Growth                                         82     107     132      235
  Scudder Government Securities                          82     106     130      230
  Scudder International Research                         84     113     142      255
  Scudder Small Cap Growth                               83     109     136      243
  Scudder Investment Grade Bond                          83     108     133      237
  Scudder Contrarian Value                               84     112     140      251
  Scudder Small Cap Value                                84     112     140      252
  SVS Focus Value+Growth                                 84     112     140      252
  Janus Aspen Growth                                     83     108     133      237
  Janus Aspen Aggressive Growth                          82     107     133      236
  Janus Aspen Worldwide Growth                           83     108     134      239
  Janus Aspen Balanced                                   83     108     133      237
  Pilgrim Natural Resources                              92     137     183      337
  Pilgrim Emerging Markets                               93     139     186      345
  Fidelity VIP Equity-Income                             81     104     128      226
  Fidelity VIP Growth                                    82     107     132      235
  Fidelity VIP II Asset Manager                          82     106     130      231
  Fidelity VIP II Index 500                              79      98     116      201
  Fidelity VIP II Contrafund                             82     107     133      236
  Dreyfus Socially Responsible Growth                    84     111     139      249
  J.P. Morgan Small Company                              87     122     157      287
  Alger American Growth                                  84     111     139      250
  Alger American MidCap Growth                           84     113     142      255
  Alger American Small Capitalization                    85     115     145      261
  American Century VP Income & Growth                    83     109     135      240
  American Century VP Value                              86     118     150      272
  Credit Suisse Warburg Pincus Trust-Emerging Markets    90     129     170      312

   Same assumptions as Example 1 above, except that you decide not to surrender or annuitize your Contract or you select an annuity option other than those covered by Example 1 at the end of each period.

                                EXAMPLE 2
-------------------------------------------------------------------------------

                      Subaccount                       1 year 3 years 5 years 10 years
                      ----------                       ------ ------- ------- --------
  Scudder Bond                                          $20     $61    $105     $228
  Scudder Capital Growth                                 19      59     101      218
  Scudder International                                  24      73     125      268
  Scudder Money Market #1                                20      61     105      228
  Scudder Technology Growth                              22      69     118      253
  Scudder Total Return                                   20      62     107      231
  Scudder High Yield                                     21      64     111      238
  Scudder Growth                                         21      64     109      235
  Scudder Government Securities                          20      62     106      230
  Scudder International Research                         23      69     119      255
  Scudder Small Cap Growth                               21      66     113      243
  Scudder Investment Grade Bond                          21      64     110      237
  Scudder Contrarian Value                               22      68     117      251
  Scudder Small Cap Value                                22      68     117      252
  SVS Focus Value+Growth                                 22      68     117      252
  Janus Aspen Growth                                     21      64     110      237
  Janus Aspen Aggressive Growth                          21      64     110      236
  Janus Aspen Worldwide Growth                           21      65     111      239
  Janus Aspen Balanced                                   21      64     110      237
  Pilgrim Natural Resources                              31      95     161      337
  Pilgrim Emerging Markets                               32      97     165      345
  Fidelity VIP Equity-Income                             20      61     104      226
  Fidelity VIP Growth                                    21      64     109      235
  Fidelity VIP II Asset Manager                          20      62     107      231
  Fidelity VIP II Index 500                              17      54      92      201
  Fidelity VIP II Contrafund                             21      64     110      236
  Dreyfus Socially Responsible Growth                    22      68     116      249
  J.P. Morgan Small Company                              26      79     135      287
  Alger American Growth                                  22      68     116      250
  Alger American MidCap Growth                           23      69     119      255
  Alger American Small Capitalization                    23      71     122      261
  American Century VP Income & G rowth                   21      65     112      240
  American Century VP Value                              24      74     127      272
  Credit Suisse Warburg Pincus Trust-Emerging Markets    28      87     148      312

The purpose of the preceding tables is to assist you in understanding the various costs and expenses that an Owner in a Subaccount will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Funds or Portfolios. The Examples should not be considered to be a representation of past or future expenses and does not include the deduction of state premium taxes, which may be assessed before or upon annuitization. Actual expenses may be greater or less than those shown. "Management Fees" and "Other Expenses" in the "SUMMARY OF EXPENSES" for the Funds or Portfolios have been provided by the Fund's or Portfolio's investment managers or advisers and have not been independently verified. The Examples assume a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Subaccount. The Records Maintenance Charge is a single charge; it is not a separate charge for each Subaccount. In addition, the effect of the Records Maintenance Charge has been reflected in the Example by applying the percentage derived by dividing the total amounts of annual Records Maintenance Charge collected by the total net assets of all the Subaccounts in the Separate Account. See "Contract Charges and Expenses" for more information regarding the various costs and expenses.

   If you surrender your Contract or annuitize for a fixed period of less than five years, you would pay the following expenses on a $1,000 investment assuming:

    . 5% annual return on assets,

    . you participate in the optional MIAA program,

    . you elect the optional Guaranteed Minimum Death Benefit,

    . you elect the optional Earnings Based Death Benefit, assuming age of Owner is 81 or higher,

    . you elect the optional Guaranteed Retirement Income Benefit, and

    . the current level of fund expenses for all years shown.

   The example assumes that any portfolio expense caps, waivers or reimbursement arrangements described in the footnotes above are in effect for the time periods presented below. The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

                                EXAMPLE 3
-------------------------------------------------------------------------------

                      Subaccount                       1 year 3 years 5 years 10 years
                      ----------                       ------ ------- ------- --------
  Scudder Bond                                          $105   $165    $226     $416
  Scudder Capital Growth                                 104    162     222      408
  Scudder International                                  108    176     244      449
  Scudder Money Market #1                                105    165     226      416
  Scudder Technology Growth                              107    172     237      437
  Scudder Total Return                                   105    166     227      418
  Scudder High Yield                                     106    168     231      425
  Scudder Growth                                         105    167     229      422
  Scudder Government Securities                          105    165     227      418
  Scudder International Research                         107    172     238      438
  Scudder Small Cap Growth                               106    169     233      428
  Scudder Investment Grade Bond                          106    167     230      424
  Scudder Contrarian Value                               107    171     236      435
  Scudder Small Cap Value                                107    171     237      436
  SVS Focus Value+Growth                                 107    171     237      436
  Janus Aspen Growth                                     106    167     230      424
  Janus Aspen Aggressive Growth                          105    167     230      423
  Janus Aspen Worldwide Growth                           106    168     231      425
  Janus Aspen Balanced                                   106    167     230      424
  Pilgrim Natural Resources                              115    195     276      506
  Pilgrim Emerging Markets                               116    198     279      512
  Fidelity VIP Equity-Income                             104    164     225      414
  Fidelity VIP Growth                                    105    167     229      422
  Fidelity VIP II Asset Manager                          105    166     227      418
  Fidelity VIP II Index 500                              102    158     214      394
  Fidelity VIP II Contrafund                             105    167     230      423
  Dreyfus Socially Responsible Growth                    107    171     235      433
  J.P. Morgan Small Company                              110    181     252      465
  Alger American Growth                                  107    171     236      434
  Alger American MidCap Growth                           107    172     238      438
  Alger American Small Capitalization                    108    174     241      444
  American Century VP Income & Growth                    106    168     232      426
  American Century VP Value                              109    177     246      452
  Credit Suisse Warburg Pincus Trust-Emerging Markets    113    188     264      485

   Same assumptions as Example 3 above, except that you decide not to surrender or annuitize your Contract or you select an annuity option other than those covered by Example 1 at the end of each period.

                                EXAMPLE 4
-------------------------------------------------------------------------------

                      Subaccount                       1 year 3 years 5 years 10 years
                      ----------                       ------ ------- ------- --------
  Scudder Bond                                          $44    $124    $205     $416
  Scudder Capital Growth                                 43     121     201      408
  Scudder International                                  48     135     223      449
  Scudder Money Market #1                                44     124     205      416
  Scudder Technology Growth                              47     131     217      437
  Scudder Total Return                                   45     125     207      418
  Scudder High Yield                                     45     127     210      425
  Scudder Growth                                         45     126     208      422
  Scudder Government Securities                          45     124     206      418
  Scudder International Research                         47     132     217      438
  Scudder Small Cap Growth                               46     128     212      428
  Scudder Investment Grade Bond                          45     127     209      424
  Scudder Contrarian Value                               47     130     216      435
  Scudder Small Cap Value                                47     131     216      436
  SVS Focus Value+Growth                                 47     131     216      436
  Janus Aspen Growth                                     45     127     209      424
  Janus Aspen Aggressive Growth                          45     126     209      423
  Janus Aspen Worldwide Growth                           45     127     210      425
  Janus Aspen Balanced                                   45     127     209      424
  Pilgrim Natural Resources                              55     156     256      506
  Pilgrim Emerging Markets                               56     158     259      512
  Fidelity VIP Equity-Income                             44     123     204      414
  Fidelity VIP Growth                                    45     126     208      422
  Fidelity VIP II Asset Manager                          45     125     207      418
  Fidelity VIP II Index 500                              42     116     193      394
  Fidelity VIP II Contrafund                             45     126     209      423
  Dreyfus Socially Responsible Growth                    46     130     215      433
  J.P. Morgan Small Company                              50     141     232      465
  Alger American Growth                                  46     130     215      434
  Alger American MidCap Growth                           47     132     217      438
  Alger American Small Capitalization                    48     133     220      444
  American Century VP Income & Growth                    46     127     211      426
  American Century VP Value                              49     136     225      452
  Credit Suisse Warburg Pincus Trust-Emerging Markets    53     148     244      485

The purpose of the preceding tables is to assist you in understanding the various costs and expenses that an Owner in a Subaccount will bear directly or indirectly. The table reflects expenses of the Separate Account and the Funds or Portfolios, as well as expenses you will incur under the optional MIAA program, the optional Guaranteed Minimum Death Benefit, the optional Earnings Based Death Benefit and the optional Guaranteed Retirement Income Benefit. If one or more of these features were not elected, the expense figures shown above would be lower. The Examples should not be considered to be a representation of past or future expenses and does not include the deduction of state premium taxes, which may be assessed before or upon annuitization. Actual expenses may be greater or less than those shown. "Management Fees" and "Other Expenses" in the "SUMMARY OF EXPENSES" for the Funds or Portfolios have been provided by the Fund's or Portfolio's investment managers or advisers and have not been independently verified. The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Subaccount. The Records Maintenance Charge is a single charge; it is not a separate charge for each Subaccount. In addition, the effect of the Records Maintenance Charge has been reflected in the Example by applying the percentage derived by dividing the total amounts of annual Records Maintenance Charge collected by the total net assets of all the Subaccounts in the Separate Account. This table also assumes that all the Contract Value in a particular Subaccount is in the MIAA program. See "Contract Charges and Expenses" for more information regarding the various costs and expenses.

                     CONDENSED FINANCIAL INFORMATION

   The following condensed financial information is derived from the financial statements of the Separate Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information. No information is shown for the Guaranteed Minimum Death Benefit, the Earnings Based Death Benefit and the Guaranteed Retirement Income Benefit because as of December 31, 2000, these benefits were not available. In the future we may show information for these benefits.

   Selected data for the last ten years for accumulation units outstanding as of the year ended December 31st for each period:

Tax Qualified

                                                     Flexible Payment Contracts
                         ----------------------------------------------------------------------------------
Subaccount                 2000   1999+++    1998     1997   1996++   1995+  1994***  1993   1992**   1991
----------               -------- -------- -------- -------- ------- ------- ------- ------- ------- ------

Scudder Bond
 Subaccount+++
 Accumulation unit value
  at beginning of
  period................ $  6.394 $  6.570 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period...... $  7.057 $  6.394 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............       --       --       --       --      --      --      --      --      --     --
Scudder Capital Growth
 Subaccount+++
 Accumulation unit value
  at beginning of
  period................ $ 28.914 $ 22.910 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period...... $ 25.816 $ 28.914 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............       --       --       --       --      --      --      --      --      --     --
Scudder International
 Subaccount+++
 Accumulation unit value
  at beginning of
  period................ $ 20.207 $ 14.280 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period...... $ 15.665 $ 20.207 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        3        1       --       --      --      --      --      --      --     --
Scudder Money Market
 Subaccount
 Accumulation unit value
  at beginning of
  period................ $  2.588 $  2.493 $  2.394 $  2.297 $ 2.208 $ 2.111 $ 2.051 $ 2.014 $ 1.966 $1.875
 Accumulation unit value
  at end of period...... $  2.718 $  2.588 $  2.493 $  2.394 $ 2.297 $ 2.208 $ 2.111 $ 2.051 $ 2.014 $1.966
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............    3,168      333      309      633     770     591     733     844   1,081  1,720
Scudder Total Return
 Subaccount
 Accumulation unit value
  at beginning of
  period................ $  8.425 $  7.411 $  6.501 $  5.473 $ 4.735 $ 3.796 $ 4.236 $ 3.816 $ 3.790 $2.776
 Accumulation unit value
  at end of period...... $  8.122 $  8.425 $  7.411 $  6.501 $ 5.473 $ 4.735 $ 3.796 $ 4.236 $ 3.816 $3.790
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted)..............      586      656      772      864     990   1,067   1,299   1,511   1,859  1,924
Scudder High Yield
 Subaccount
 Accumulation unit value
  at beginning of
  period................ $  6.442 $  6.369 $  6.341 $  5.738 $ 5.082 $ 4.372 $ 4.517 $33.802 $ 3.261 $2.169
 Accumulation unit value
  at end of period...... $  5.825 $  6.442 $  6.369 $  6.341 $ 5.738 $ 5.082 $ 4.372 $ 4.517 $ 3.802 $3.261
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............      128      197      260      323     422     506     532     657     670    723

                                                      Flexible Payment Contracts
                          ----------------------------------------------------------------------------------
Subaccount                  2000   1999+++    1998     1997   1996++   1995+  1994***  1993   1992**   1991
----------                -------- -------- -------- -------- ------- ------- ------- ------- ------- ------

Scudder Growth
 Subaccount
 Accumulation unit value
  at beginning of
  period................  $  9.858 $  7.261 $  6.371 $  5.303 $ 4.404 $ 3.345 $ 3.520 $ 3.102 $ 3.025 $1.916
 Accumulation unit value
  at end of period......  $  7.901 $  9.858 $  7.261 $  6.371 $ 5.303 $ 4.404 $ 3.345 $ 3.520 $ 3.102 $3.025
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............       128      153      178      227     260     286     238     222     303    255
Scudder Government
 Securities Subaccount*
 Accumulation unit value
  at beginning of
  period................  $  1.823 $  1.828 $  1.725 $  1.599 $ 1.575 $ 1.337 $ 1.388 $ 1.317 $ 1.256 $1.101
 Accumulation unit value
  at end of period......  $  2.002 $  1.823 $  1.828 $  1.725 $ 1.599 $ 1.575 $ 1.337 $ 1.388 $ 1.317 $1.256
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............       166      145      146      149     165     273     237     257     267    288
Scudder International
 Research Subaccount**
 Accumulation unit value
  at beginning of
  period................  $  2.708 $  1.877 $  1.723 $  1.590 $ 1.379 $ 1.234 $ 1.293 $  .983 $ 1.000 $   --
 Accumulation unit value
  at end of period......  $222.132 $  2.708 $  1.877 $  1.723 $ 1.590 $ 1.379 $ 1.234 $ 1.293 $  .983 $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        84      170      212      376     429     612     625     284      91     --
Scudder Small Cap Growth
 Subaccount***
 Accumulation unit value
  at beginning of
  period................  $  3.498 $  2.625 $  2.240 $  1.686 $ 1.330 $ 1.033 $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $  3.092 $  3.498 $  2.625 $  2.240 $ 1.686 $ 1.330 $ 1.033 $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        90      127      166      195     132      81      14      --      --     --
Scudder Investment Grade
 Bond Subaccount++
 Accumulation unit value
  at beginning of
  period................  $  1.151 $  1.187 $  1.111 $  1.029 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $  1.252 $  1.151 $  1.187 $  1.111 $ 1.029 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        24       24       19       13      --      --      --      --      --     --
Scudder Contrarian Value
 Subaccount++
 Accumulation unit value
  at beginning of
  period................  $  1.580 $  1.777 $  1.505 $  1.166 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $  1.817 $  1.580 $  1.777 $  1.505 $ 1.166 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        22       57       94       59       8      --      --      --      --     --
Scudder Small Cap Value
 Subaccount++
 Accumulation unit value
  at beginning of
  period................  $  1.091 $  1.072 $  1.220 $  1.012 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $  1.124 $  1.091 $  1.072 $  1.220 $ 1.012 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............         4        6        4        3      --      --      --      --      --     --

                                                      Flexible Payment Contracts
                          ----------------------------------------------------------------------------------
Subaccount                  2000   1999+++    1998     1997   1996++   1995+  1994***  1993   1992**   1991
----------                -------- -------- -------- -------- ------- ------- ------- ------- ------- ------

SVS Focus Value+Growth
 Subaccount++
 Accumulation unit value
  at beginning of
  period................  $  1.941 $  1.683 $  1.414 $  1.138 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $  1.847 $  1.941 $  1.683 $  1.414 $ 1.138 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        65       33       60       24      12      --      --      --      --     --
Janus Aspen Growth
 Subaccount+
 Accumulation unit value
  at beginning of
  period................  $ 37.283 $ 26.152 $ 19.471 $ 16.021 $13.662 $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 31.542 $ 37.283 $ 26.152 $ 19.471 $16.021 $13.662 $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        16       12        7       11       9      --      --      --      --     --
Janus Aspen Aggressive
 Growth Subaccount+
 Accumulation unit value
  at beginning of
  period................  $ 60.590 $ 27.149 $ 20.423 $ 18.309 $17.132 $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 40.901 $ 60.590 $ 27.149 $ 20.423 $18.309 $17.132 $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............         6        4        0        0       1      --      --      --      --     --
Janus Aspen Worldwide
 Growth Subaccount+
 Accumulation unit value
  at beginning of
  period................  $ 49.181 $ 30.205 $ 23.663 $ 19.565 $15.315 $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 41.064 $ 49.181 $ 30.205 $ 23.663 $19.565 $15.315 $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        12       11        8        9       3      --      --      --      --     --
Janus Aspen Balanced
 Subaccount+
 Accumulation unit value
  at beginning of
  period................  $ 30.378 $ 24.205 $ 18.205 $ 15.059 $13.092 $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 29.394 $ 30.378 $ 24.205 $ 18.205 $15.059 $13.092 $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        11       11        6        4       3      --      --      --      --     --
Pilgrim Natural
 Resources Subaccount+
 Accumulation unit value
  at beginning of
  period................  $ 13.565 $ 12.008 $ 15.089 $ 14.211 $11.315 $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 15.898 $ 13.565 $ 12.008 $ 15.089 $14.211 $11.315 $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        --        0        0        7       7      --      --      --      --     --
Pilgrim Emerging Markets
 Subaccount+
 Accumulation unit value
  at beginning of
  period................  $ 14.118 $  6.255 $  8.799 $ 10.048 $ 9.445 $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $  8.326 $ 14.118 $  6.255 $  8.799 $10.048 $ 9.445 $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............         1        1        1        6       1      --      --      --      --     --

                                                      Flexible Payment Contracts
                          ----------------------------------------------------------------------------------
Subaccount                  2000   1999+++    1998     1997   1996++   1995+  1994***  1993   1992**   1991
----------                -------- -------- -------- -------- ------- ------- ------- ------- ------- ------

Fidelity VIP Equity-
 Income Subaccount++
 Accumulation unit value
  at beginning of
  period................  $ 30.830 $ 29.285 $ 26.497 $ 20.891 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 33.096 $ 30.830 $ 29.285 $ 26.497 $20.891 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............         1        1        2        2       1      --      --      --      --     --
Fidelity VIP Growth
 Subaccount++
 Accumulation unit value
  at beginning of
  period................  $ 71.079 $ 52.235 $ 37.821 $ 30.933 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 62.649 $ 71.079 $ 52.235 $ 37.821 $30.933 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............         5        4        3       --      --      --      --      --      --     --
Fidelity VIP II Asset
 Manager Subaccount++
 Accumulation unit value
  at beginning of
  period................  $ 25.172 $ 22.885 $ 20.090 $ 16.818 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 23.944 $ 25.172 $ 22.885 $ 20.090 $16.818 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............         0        0        0        1      --      --      --      --      --     --
Fidelity VIP II Index
 500 Subaccount++
 Accumulation unit value
  at beginning of
  period................  $176.352 $147.801 $116.327 $ 88.539 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $158.365 $176.352 $147.801 $116.327 $88.539 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............         1        2        1       --      --      --      --      --      --     --
Fidelity VIP II
 Contrafund Subaccount++
 Accumulation unit value
  at beginning of
  period................  $ 32.012 $ 26.021 $ 20.220 $ 16.450 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 29.597 $ 32.012 $ 26.021 $ 20.220 $16.450 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............         6        5        1       --      --      --      --      --      --     --
Dreyfus Socially
 Responsible Growth
 Subaccount+++
 Accumulation unit value
  at beginning of
  period................  $ 39.967 $ 33.680 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 35.379 $ 39.967 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............         0        0       --       --      --      --      --      --      --     --
J.P. Morgan Small
 Company Subaccount +++
 Accumulation unit value
  at beginning of
  period................  $ 16.998 $ 11.930 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 14.925 $ 16.998 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        --        4       --       --      --      --      --      --      --     --

                                                     Flexible Payment Contracts
                         ----------------------------------------------------------------------------------
Subaccount                 2000   1999+++    1998     1997   1996++   1995+  1994***  1993   1992**   1991
----------               -------- -------- -------- -------- ------- ------- ------- ------- ------- ------

Alger American Growth
 Subaccount+++
 Accumulation unit value
  at beginning of
  period................ $ 71.618 $ 59.320 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period...... $ 59.667 $ 71.618 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............       --       --       --       --      --      --      --      --      --     --
Alger American Small
 Capitalization
 Subaccount+++
 Accumulation unit value
  at beginning of
  period................ $ 64.873 $ 45.520 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period...... $ 45.157 $ 64.873 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............       --       --       --       --      --      --      --      --      --     --
American Century VP
 Income & Growth
 Subaccount+++
 Accumulation unit value
  at beginning of
  period................ $  7.834 $  7.260 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period...... $  7.034 $  7.834 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............       --       --       --       --      --      --      --      --      --     --
American Century VP
 Value Subaccount+++
 Accumulation unit value
  at beginning of
  period................ $  5.898 $  6.700 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period...... $  6.914 $  5.898 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        1        0       --       --      --      --      --      --      --     --

                                                     Periodic Payment Contracts
                         ----------------------------------------------------------------------------------
Subaccount                 2000   1999+++    1998     1997   1996++   1995+  1994***  1993   1992**   1991
----------               -------- -------- -------- -------- ------- ------- ------- ------- ------- ------

Scudder Bond
 Subaccount+++
 Accumulation unit value
  at beginning of
  period................ $  6.485 $  6.570 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period...... $  7.023 $  6.435 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............      102       22       --       --      --      --      --      --      --     --
Scudder Capital Growth
 Subaccount+++
 Accumulation unit value
  at beginning of
  period................ $ 28.882 $ 22.910 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period...... $ 25.689 $ 28.882 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............       65       14       --       --      --      --      --      --      --     --
Scudder International
 Subaccount+++
 Accumulation unit value
  at beginning of
  period................ $ 20.167 $ 14.280 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period...... $ 15.588 $ 20.167 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............      252      104       --       --      --      --      --      --      --     --

                                                      Periodic Payment Contracts
                          ----------------------------------------------------------------------------------
Subaccount                  2000   1999+++    1998     1997   1996++   1995+  1994***  1993   1992**   1991
----------                -------- -------- -------- -------- ------- ------- ------- ------- ------- ------

Scudder Money Market
 Subaccount
 Accumulation unit value
  at beginning of
  period................  $  2.455 $  2.372 $  2.285 $  2.199 $ 2.120 $ 2.033 $ 1.981 $ 1.950 $ 1.910 $1.827
 Accumulation unit value
  at end of period......  $  2.571 $  2.455 $  2.372 $  2.285 $ 2.199 $ 2.120 $ 2.033 $ 1.981 $ 1.950 $1.910
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............    16,586   20,014   14,508   11,579  10,827  10,881  15,997  14,891  12,605 14,973
Scudder Total Return
 Subaccount
 Accumulation unit value
  at beginning of
  period................  $  7.993 $  7.052 $  6.205 $  5.239 $ 4.546 $ 3.656 $ 4.092 $ 3.696 $ 3.682 $2.705
 Accumulation unit value
  at end of period......  $  7.683 $  7.993 $  7.052 $  6.205 $ 5.239 $ 4.546 $ 3.656 $ 4.092 $ 3.696 $3.682
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............    51,400   60,736   72,971   82,149  89,982 100,774 110,428 108,395 100,100 81,776
Scudder High Yield
 Subaccount
 Accumulation unit value
  at beginning of
  period................  $  6.112 $  6.061 $  6.052 $  5.493 $ 4.879 $ 4.210 $ 4.363 $ 3.683 $ 3.168 $2.114
 Accumulation unit value
  at end of period......  $  5.510 $  6.112 $  6.061 $  6.052 $ 5.493 $ 4.879 $ 4.210 $ 4.363 $ 3.683 $3.168
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............    12,547   15,887   20,199   22,729  24,077  25,327  26,546  26,749  22,202 19,861
Scudder Growth
 Subaccount
 Accumulation unit value
  at beginning of
  period................  $  9.401 $  6.945 $  6.112 $  5.102 $ 4.250 $ 3.238 $ 3.417 $ 3.020 $ 2.954 $1.876
 Accumulation unit value
  at end of period......  $  7.512 $  9.401 $  6.945 $  6.112 $ 5.102 $ 4.250 $ 3.238 $ 3.417 $ 3.020 $2.954
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............    35,646   40,027   50,548   54,987  58,672  60,187  58,845  50,289  42,078 28,271
Scudder Government
 Securities Subaccount*
 Accumulation unit value
  at beginning of
  period................  $  1.769 $  1.779 $  1.684 $  1.566 $ 1.547 $ 1.317 $ 1.371 $ 1.305 $ 1.248 $1.097
 Accumulation unit value
  at end of period......  $  1.937 $  1.769 $  1.779 $  1.684 $ 1.566 $ 1.547 $ 1.317 $ 1.371 $ 1.305 $1.248
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............    12,564   15,187   16,997   15,434  18,485  21,771  24,332  31,898  28,368 23,035
Scudder International
 Research Subaccount**
 Accumulation unit value
  at beginning of
  period................  $  2.645 $  1.839 $  1.693 $  1.567 $ 1.363 $ 1.223 $ 1.285 $  .980 $ 1.000 $   --
 Accumulation unit value
  at end of period......  $  2.076 $  2.645 $  1.839 $  1.693 $ 1.567 $ 1.363 $ 1.223 $ 1.285 $  .980 $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............    26,820   32,639   45,058   55,729  62,425  63,495  61,490  38,844  10,372     --
Scudder Small Cap Growth
 Subaccount***
 Accumulation unit value
  at beginning of
  period................  $  3.440 $  2.589 $  2.216 $  1.673 $ 1.323 $ 1.031 $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $  3.032 $  3.440 $  2.589 $  2.216 $ 1.673 $ 1.323 $ 1.031 $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............    35,343   31,772   38,394   33,789  25,931  17,371   8,304      --      --     --

                                                      Periodic Payment Contracts
                          ----------------------------------------------------------------------------------
Subaccount                  2000   1999+++    1998     1997   1996++   1995+  1994***  1993   1992**   1991
----------                -------- -------- -------- -------- ------- ------- ------- ------- ------- ------

Scudder Investment Grade
 Bond Subaccount++
 Accumulation unit value
  at beginning of
  period................  $  1.139 $  1.178 $  1.105 $  1.027 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $  1.235 $  1.139 $  1.178 $  1.105 $ 1.027 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............     2,488    2,396    2,529      694     326      --      --      --      --     --
Scudder Contrarian Value
 Subaccount++
 Accumulation unit value
  at beginning of
  period................  $  1.563 $  1.763 $  1.498 $  1.164 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $  1.792 $  1.563 $  1.763 $  1.498 $ 1.164 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............    15,878   21,269   23,159   18,995   4,864      --      --      --      --     --
Scudder Small Cap Value
 Subaccount++
 Accumulation unit value
  at beginning of
  period................  $  1.079 $  1.063 $  1.214 $  1.010 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $  1.108 $  1.079 $  1.063 $  1.214 $ 1.010 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............     9,542   11,756   12,832   10,593   3,784      --      --      --      --     --
SVS Focus Value+Growth
 Subaccount++
 Accumulation unit value
  at beginning of
  period................  $  1.920 $  1.669 $  1.407 $  1.136 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $  1.822 $  1.920 $  1.669 $  1.407 $ 1.136 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............     6,304    6,861    7,994    4,889     986      --      --      --      --     --
Janus Aspen Growth
 Subaccount+
 Accumulation unit value
  at beginning of
  period................  $ 36.810 $ 25.897 $ 19.338 $ 15.960 $13.650 $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 31.050 $ 36.810 $ 25.897 $ 19.338 $15.960 $13.650 $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............     4,472    3,541    1,931    1,357     976     168      --      --      --     --
Janus Aspen Aggressive
 Growth Subaccount+
 Accumulation unit value
  at beginning of
  period................  $ 59.822 $ 26.884 $ 20.284 $ 18.238 $17.117 $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 40.263 $ 59.822 $ 26.884 $ 20.284 $18.238 $17.117 $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............     3,287    2,360      985      893     937     121      --      --      --     --
Janus Aspen Worldwide
 Growth Subaccount+
 Accumulation unit value
  at beginning of
  period................  $ 48.558 $ 29.911 $ 23.502 $ 19.490 $15.302 $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 40.424 $ 48.558 $ 29.911 $ 23.502 $19.490 $15.302 $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............     6,796    6,003    4,883    3,418   1,413      95      --      --      --     --

                                                      Periodic Payment Contracts
                          ----------------------------------------------------------------------------------
Subaccount                  2000   1999+++    1998     1997   1996++   1995+  1994***  1993   1992**   1991
----------                -------- -------- -------- -------- ------- ------- ------- ------- ------- ------

Janus Aspen Balanced
 Subaccount+
 Accumulation unit value
  at beginning of
  period................  $ 29.993 $ 23.969 $ 18.081 $ 15.001 $13.081 $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 28.936 $ 29.993 $ 23.969 $ 18.081 $15.001 $13.081 $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............     5,232    4,206    1,855      661     360     132      --      --      --     --
Pilgrim Natural
 Resources Subaccount+
 Accumulation unit value
  at beginning of
  period................  $ 13.379 $ 11.879 $ 14.971 $ 14.154 $11.305 $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 15.634 $ 13.379 $ 11.879 $ 14.971 $14.154 $11.305 $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............       316      290      302      347     243      58      --      --      --     --
Pilgrim Emerging Markets
 Subaccount+
 Accumulation unit value
  at beginning of
  period................  $ 13.939 $  6.194 $  8.739 $ 10.009 $ 9.436 $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $  8.196 $ 13.939 $  6.194 $  8.739 $10.009 $ 9.436 $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............       781      742      587      598     443      80      --      --      --     --
Fidelity VIP Equity-
 Income Subaccount++
 Accumulation unit value
  at beginning of
  period................  $ 30.497 $ 29.054 $ 26.366 $ 20.849 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 32.641 $ 30.497 $ 29.054 $ 26.366 $20.849 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............     1,122    1,258    1,245      777     263      --      --      --      --     --
Fidelity VIP Growth
 Subaccount++
 Accumulation unit value
  at beginning of
  period................  $ 70.305 $ 51.818 $ 37.631 $ 30.872 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 61.783 $ 70.305 $ 51.818 $ 37.631 $30.872 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............     1,322    1,132      576      275     116      --      --      --      --     --
Fidelity VIP II Asset
 Manager Subaccount++
 Accumulation unit value
  at beginning of
  period................  $ 24.899 $ 22.705 $ 19.991 $ 16.784 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 23.615 $ 24.899 $ 22.705 $ 19.991 $16.784 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............       277      284      210      134      55      --      --      --      --     --
Fidelity VIP II Index
 500 Subaccount++
 Accumulation unit value
  at beginning of
  period................  $174.446 $146.637 $115.754 $ 88.364 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $156.190 $174.446 $146.637 $115.754 $88.364 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............       858      833      638      295      53      --      --      --      --     --

                                                      Periodic Payment Contracts
                          ----------------------------------------------------------------------------------
Subaccount                  2000   1999+++    1998     1997   1996++   1995+  1994***  1993   1992**   1991
----------                -------- -------- -------- -------- ------- ------- ------- ------- ------- ------

Fidelity VIP II
 Contrafund Subaccount++
 Accumulation unit value
  at beginning of
  period................  $ 31.666 $ 25.816 $ 20.120 $ 16.418 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 29.190 $ 31.666 $ 25.816 $ 20.120 $16.418 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............     2,324    2,175    1,701    1,109     488      --      --      --      --     --
Dreyfus Socially
 Responsible Growth
 Subaccount+++
 Accumulation unit value
  at beginning of
  period................  $ 40.084 $ 33.680 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 35.205 $ 40.084 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............       128       57       --       --      --      --      --      --      --     --
J.P. Morgan Small
 Company Subaccount +++
 Accumulation unit value
  at beginning of
  period................  $ 16.965 $ 11.930 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 14.852 $ 16.965 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        98       13       --       --      --      --      --      --      --     --
Alger American Growth
 Subaccount +++
 Accumulation unit value
  at beginning of
  period................  $ 70.571 $ 59.320 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 59.374 $ 70.571 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............       296      130       --       --      --      --      --      --      --     --
Alger American Small
 Capitalization
 Subaccount+++
 Accumulation unit value
  at beginning of
  period................  $ 62.523 $ 45.520 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 44.935 $ 62.523 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        94       30       --       --      --      --      --      --      --     --
American Century VP
 Income & Growth
 Subaccount+++
 Accumulation unit value
  at beginning of
  period................  $  7.932 $  7.260 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $  6.990 $  7.932 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............       601      303       --       --      --      --      --      --      --     --
American Century VP
 Value Subaccount+++
 Accumulation unit value
  at beginning of
  period................  $  5.899 $  6.700 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $  6.880 $  5.899 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............       385       85       --       --      --      --      --      --      --     --

Non-Tax Qualified

                                                     Flexible Payment Contracts
                         ----------------------------------------------------------------------------------
Subaccount                 2000   1999+++    1998     1997   1996++   1995+  1994***  1993   1992**   1991
----------               -------- -------- -------- -------- ------- ------- ------- ------- ------- ------

Scudder Bond
 Subaccount+++
 Accumulation unit value
  at beginning of
  period................ $  6.394 $  6.570 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period...... $  7.057 $  6.394 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        6        0       --       --      --      --      --      --      --     --
Scudder Capital Growth
 Subaccount+++
 Accumulation unit value
  at beginning of
  period................ $ 28.914 $ 22.910 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period...... $ 25.816 $ 28.914 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        5        0       --       --      --      --      --      --      --     --
Scudder International
 Subaccount+++
 Accumulation unit value
  at beginning of
  period................ $ 20.207 $ 14.280 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period...... $ 15.665 $ 20.207 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        1        0       --       --      --      --      --      --      --     --
Scudder Money Market
 Subaccount
 Accumulation unit value
  at beginning of
  period................ $  2.588 $  2.493 $  2.394 $  2.297 $ 2.208 $ 2.111 $ 2.051 $ 2.014 $ 1.966 $1.875
 Accumulation unit value
  at end of period...... $  2.718 $  2.588 $  2.493 $  2.394 $ 2.297 $ 2.208 $ 2.111 $ 2.051 $ 2.014 $1.966
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............    2,958    3,501    3,812    4,338   4,762   5,512   6,914   7,153   8,495 11,926
Scudder Total Return
 Subaccount
 Accumulation unit value
  at beginning of
  period................ $  7.800 $  6.862 $  6.019 $  5.068 $ 4.384 $ 3.515 $ 3.922 $ 3.533 $ 3.509 $2.570
 Accumulation unit value
  at end of period...... $  7.520 $  7.800 $  6.862 $  6.019 $ 5.068 $ 4.384 $ 3.515 $ 3.922 $ 3.533 $3.509
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............    2,366    2,817    3,348    4,277   4,838   5,554   6,613   8,042   8,853  9,586
Scudder High Yield
 Subaccount
 Accumulation unit value
  at beginning of
  period................ $  6.168 $  6.098 $  6.071 $  5.494 $ 4.865 $ 4.186 $ 4.325 $ 3.640 $ 3.122 $2.077
 Accumulation unit value
  at end of period...... $  5.577 $  6.168 $  6.098 $  6.071 $ 5.494 $ 4.865 $ 4.186 $ 4.325 $ 3.640 $3.122
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............      789    1,138    1,480    2,096   2,440   2,821   3,621   4,517   4,876  5,240
Scudder Growth
 Subaccount
 Accumulation unit value
  at beginning of
  period................ $  9.824 $  7.236 $  6.350 $  5.285 $ 4.389 $ 3.334 $ 3.508 $ 3.091 $ 3.014 $1.909
 Accumulation unit value
  at end of period...... $  7.873 $  9.824 $  7.236 $  6.350 $ 5.285 $ 4.389 $ 3.334 $ 3.508 $ 3.091 $3.014
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............      762      823    1,063    1,162   1,396   1,276   1,370   1,671   2,032  1,773

                                                      Flexible Payment Contracts
                          ----------------------------------------------------------------------------------
Subaccount                  2000   1999+++    1998     1997   1996++   1995+  1994***  1993   1992**   1991
----------                -------- -------- -------- -------- ------- ------- ------- ------- ------- ------

Scudder Government
 Securities Subaccount*
 Accumulation unit value
  at beginning of
  period................  $  1.823 $  1.828 $  1.725 $  1.599 $ 1.575 $ 1.337 $ 1.388 $ 1.317 $ 1.256 $1.101
 Accumulation unit value
  at end of period......  $  2.002 $  1.823 $  1.828 $  1.725 $ 1.599 $ 1.575 $ 1.337 $ 1.388 $ 1.317 $1.256
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............       728      779    1,073      908   1,187   1,330   1,465   2,101   2,317  2,728
Scudder International
 Research Subaccount**
 Accumulation unit value
  at beginning of
  period................  $  2.708 $  1.877 $  1.723 $  1.590 $ 1.379 $ 1.234 $ 1.293 $  .983 $ 1.000 $   --
 Accumulation unit value
  at end of period......  $  2.132 $  2.708 $  1.877 $  1.723 $ 1.590 $ 1.379 $ 1.234 $ 1.293 $  .983 $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............       418      457      744    1,006   1,190   1,257   2,450   1,712   1,041     --
Scudder Small Cap Growth
 Subaccount***
 Accumulation unit value
  at beginning of
  period................  $  3.498 $  2.625 $  2.240 $  1.686 $ 1.330 $ 1.033 $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $  3.092 $  3.498 $  2.625 $  2.240 $ 1.686 $ 1.330 $ 1.033 $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............       416      396      494      657     711     874     227      --      --     --
Scudder Investment Grade
 Bond Subaccount++
 Accumulation unit value
  at beginning of
  period................  $  1.151 $  1.187 $  1.111 $  1.029 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $  1.252 $  1.151 $  1.187 $  1.111 $ 1.029 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............       177      227      750      303      68      --      --      --      --     --
Scudder Contrarian Value
 Subaccount++
 Accumulation unit value
  at beginning of
  period................  $  1.580 $  1.777 $  1.505 $  1.166 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $  1.817 $  1.580 $  1.777 $  1.505 $ 1.166 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        87      110       80       95     238      --      --      --      --     --
Scudder Small Cap Value
 Subaccount++
 Accumulation unit value
  at beginning of
  period................  $  1.091 $  1.072 $  1.220 $  1.012 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $  1.124 $  1.091 $  1.072 $  1.220 $ 1.012 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        40       66       94       58       7      --      --      --      --     --
SVS Focus Value+Growth
 Subaccount++
 Accumulation unit value
  at beginning of
  period................  $  1.941 $  1.683 $  1.414 $  1.138 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $  1.847 $  1.941 $  1.683 $  1.414 $ 1.138 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        41       33      173      119      33      --      --      --      --     --

                                                      Flexible Payment Contracts
                          ----------------------------------------------------------------------------------
Subaccount                  2000   1999+++    1998     1997   1996++   1995+  1994***  1993   1992**   1991
----------                -------- -------- -------- -------- ------- ------- ------- ------- ------- ------

Janus Aspen Growth
 Subaccount+
 Accumulation unit value
  at beginning of
  period................  $ 37.283 $ 26.152 $ 19.471 $ 16.021 $13.662 $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 31.542 $ 37.283 $ 26.152 $ 19.471 $16.021 $13.662 $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        54       46       16        7      22       2      --      --      --     --
Janus Aspen Aggressive
 Growth Subaccount+
 Accumulation unit value
  at beginning of
  period................  $ 60.590 $ 27.149 $ 20.423 $ 18.309 $17.132 $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 40.901 $ 60.590 $ 27.149 $ 20.423 $18.309 $17.132 $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        23       17        2        6       2      --      --      --      --     --
Janus Aspen Worldwide
 Growth Subaccount+
 Accumulation unit value
  at beginning of
  period................  $ 49.181 $ 30.205 $ 23.633 $ 19.565 $15.315 $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 41.064 $ 49.181 $ 30.205 $ 23.663 $19.565 $15.315 $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        34       36       24       17      33      --      --      --      --     --
Janus Aspen Balanced
 Subaccount+
 Accumulation unit value
  at beginning of
  period................  $ 30.378 $ 24.205 $ 18.205 $ 15.059 $13.092 $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 29.394 $ 30.378 $ 24.205 $ 18.205 $15.059 $13.092 $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        42       52       24       13      10       4      --      --      --     --
Pilgrim Natural
 Resources Subaccount+
 Accumulation unit value
  at beginning of
  period................  $ 13.565 $ 12.008 $ 15.089 $ 14.211 $11.315 $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 15.898 $ 13.565 $ 12.008 $ 15.089 $14.211 $11.315 $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............         3        4        4        2      --      --      --      --      --     --
Pilgrim Emerging Markets
 Subaccount+
 Accumulation unit value
  at beginning of
  period................  $ 14.118 $  6.255 $  8.799 $ 10.048 $ 9.445 $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $  8.326 $ 14.118 $  6.255 $  8.799 $10.048 $ 9.445 $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted)..............         3        3        2        2       2       2      --      --      --     --
Fidelity VIP Equity-
 Income Subaccount++
 Accumulation unit value
  at beginning of
  period................  $ 30.830 $ 29.285 $ 26.497 $ 20.891 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 33.096 $ 30.830 $ 29.285 $ 26.497 $20.891 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............         4        8        8        5       1      --      --      --      --     --

                                                      Flexible Payment Contracts
                          ----------------------------------------------------------------------------------
Subaccount                  2000   1999+++    1998     1997   1996++   1995+  1994***  1993   1992**   1991
----------                -------- -------- -------- -------- ------- ------- ------- ------- ------- ------

Fidelity VIP Growth
 Subaccount++
 Accumulation unit value
  at beginning of
  period................  $ 71.079 $ 52.235 $ 37.821 $ 30.933 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 62.649 $ 71.079 $ 52.235 $ 37.821 $30.933 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        19       17        2       --      --      --      --      --      --     --
Fidelity VIP II Asset
 Manager Subaccount++
 Accumulation unit value
  at beginning of
  period................  $ 25.172 $ 22.885 $ 20.090 $ 16.818 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 23.944 $ 25.172 $ 22.885 $ 20.090 $16.818 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............         8        9        6        6      --      --      --      --      --     --
Fidelity VIP II Index
 500 Subaccount++
 Accumulation unit value
  at beginning of
  period................  $176.352 $147.801 $116.327 $ 88.539 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $158.365 $176.352 $147.801 $116.327 $88.539 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        12       14       11       13       1      --      --      --      --     --
Fidelity VIP II
 Contrafund Subaccount++
 Accumulation unit value
  at beginning of
  period................  $ 32.012 $ 26.021 $ 20.220 $ 16.450 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 29.597 $ 32.012 $ 26.021 $ 20.220 $16.450 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............         1       12        5        3       2      --      --      --      --     --
Dreyfus Socially
 Responsible Growth
 Subaccount+++
 Accumulation unit value
  at beginning of
  period................  $ 40.163 $ 33.680 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 35.379 $ 40.163 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............         1        0       --       --      --      --      --      --      --     --
J.P. Morgan Small
 Company Subaccount+++
 Accumulation unit value
  at beginning of
  period................  $ 16.998 $ 11.930 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 14.925 $ 16.998 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............         1        0       --       --      --      --      --      --      --     --
Alger American Growth
 Subaccount+++
 Accumulation unit value
  at beginning of
  period................  $ 70.710 $ 59.320 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 59.667 $ 70.710 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............         2        1       --       --      --      --      --      --      --     --

                                                     Flexible Payment Contracts
                         ----------------------------------------------------------------------------------
Subaccount                 2000   1999+++    1998     1997   1996++   1995+  1994***  1993   1992**   1991
----------               -------- -------- -------- -------- ------- ------- ------- ------- ------- ------

Alger American Small
 Capitalization
 Subaccount+++
 Accumulation unit value
  at beginning of
  period................ $ 64.873 $ 45.520 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period...... $ 45.157 $ 64.873 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        1        0       --       --      --      --      --      --      --     --
American Century VP
 Income & Growth
 Subaccount+++
 Accumulation unit value
  at beginning of
  period................ $  7.947 $  7.260 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period...... $  7.034 $  7.947 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............       13       14       --       --      --      --      --      --      --     --
American Century VP
 Value Subaccount+++
 Accumulation unit value
  at beginning of
  period................ $  5.911 $  6.700 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period...... $  6.914 $  5.911 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        1        1       --       --      --      --      --      --      --     --

                                                     Periodic Payment Contracts
                         ----------------------------------------------------------------------------------
Subaccount                 2000   1999+++    1998     1997   1996++   1995+  1994***  1993   1992**   1991
----------               -------- -------- -------- -------- ------- ------- ------- ------- ------- ------

Scudder Bond
 Subaccount+++
 Accumulation unit value
  at beginning of
  period................ $  6.435 $  6.570 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period...... $  7.023 $  6.435 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted)..............       29        1       --       --      --      --      --      --      --     --
Scudder Capital Growth
 Subaccount+++
 Accumulation unit value
  at beginning of
  period................ $ 28.882 $ 22.910 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period...... $ 25.689 $ 28.882 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted)..............       11        4       --       --      --      --      --      --      --     --
Scudder International
 Subaccount+++
 Accumulation unit value
  at beginning of
  period................ $ 20.167 $ 14.280 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period...... $ 15.588 $ 20.167 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted)..............       37       34       --       --      --      --      --      --      --     --

                                                      Periodic Payment Contracts
                          ----------------------------------------------------------------------------------
Subaccount                  2000   1999+++    1998     1997   1996++   1995+  1994***  1993   1992**   1991
----------                -------- -------- -------- -------- ------- ------- ------- ------- ------- ------

Scudder Money Market
 Subaccount
 Accumulation unit value
  at beginning of
  period................  $  2.455 $  2.372 $  2.285 $  2.199 $ 2.120 $ 2.033 $ 1.981 $ 1.950 $ 1.910 $1.827
 Accumulation unit value
  at end of period......  $  2.571 $  2.455 $  2.372 $  2.285 $ 2.199 $ 2.120 $ 2.033 $ 1.981 $ 1.950 $1.910
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted)..............     4,678   13,610   11,095    4,637   3,948   4,839   7,343   6,204   9,820 10,507
Scudder Total Return
 Subaccount
 Accumulation unit value
  at beginning of
  period................  $  7.447 $  6.571 $  5.781 $  4.882 $ 4.236 $ 3.406 $ 3.812 $ 3.444 $ 3.431 $2.520
 Accumulation unit value
  at end of period......  $  7.159 $  7.447 $  6.571 $  5.781 $ 4.882 $ 4.236 $ 3.406 $ 3.812 $ 3.444 $3.431
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted)..............     7,621    9,110   11,360   13,699  17,433  20,342  24,773  26,640  26,043 19,953
Scudder High Yield
 Subaccount
 Accumulation unit value
  at beginning of
  period................  $  5.954 $  5.904 $  5.896 $  5.351 $ 4.753 $ 4.101 $ 4.250 $ 3.588 $ 3.086 $2.059
 Accumulation unit value
  at end of period......  $  5.368 $  5.954 $  5.904 $  5.896 $ 5.351 $ 4.753 $ 4.101 $ 4.250 $ 3.588 $3.086
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............     5,398    4,245    6,036    8,934  10,028  12,047  12,416  14,735  14,424 12,799
Scudder Growth
 Subaccount
 Accumulation unit value
  at beginning of
  period................  $  9.387 $  6.935 $  6.103 $  5.095 $ 4.244 $ 3.233 $ 3.412 $ 3.015 $ 2.949 $1.873
 Accumulation unit value
  at end of period......  $  7.501 $  9.387 $  6.935 $  6.103 $ 5.095 $ 4.244 $ 3.233 $ 3.412 $ 3.015 $2.949
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............     5,596    6,263    9,612   11,574  14,340  16,369  19,776  17,851  15,849  9,577
Scudder Government
 Securities Subaccount*
 Accumulation unit value
  at beginning of
  period................  $  1.769 $  1.779 $  1.684 $  1.566 $ 1.547 $ 1.317 $ 1.371 $ 1.305 $ 1.248 $1.097
 Accumulation unit value
  at end of period......  $  1.937 $  1.769 $  1.779 $  1.684 $ 1.566 $ 1.547 $ 1.317 $ 1.371 $ 1.305 $1.248
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............     6,582    7,529   10,270   11,033  13,804  17,939  23,487  28,787  28,286 18,252
Scudder International
 Research Subaccount**
 Accumulation unit value
  at beginning of
  period................  $  2.645 $  1.839 $  1.693 $  1.567 $ 1.363 $ 1.223 $ 1.285 $  .980 $ 1.000 $   --
 Accumulation unit value
  at end of period......  $  2.076 $  2.645 $  1.839 $  1.693 $ 1.567 $ 1.363 $ 1.223 $ 1.285 $  .980 $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............     3,946    5,066    7,278    9,543  12,177  12,074  14,546  15,713   3,646     --
Scudder Small Cap Growth
 Subaccount***
 Accumulation unit value
  at beginning of
  period................  $  3.440 $  2.589 $  2.216 $  1.673 $ 1.323 $ 1.031 $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $  3.032 $  3.440 $  2.589 $  2.216 $ 1.673 $ 1.323 $ 1.031 $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............     4,126    3,242    4,843    4,509   4,091   3,022   1,242      --      --     --

                                                      Periodic Payment Contracts
                          ----------------------------------------------------------------------------------
Subaccount                  2000   1999+++    1998     1997   1996++   1995+  1994***  1993   1992**   1991
----------                -------- -------- -------- -------- ------- ------- ------- ------- ------- ------

Scudder Investment Grade
 Bond Subaccount++
 Accumulation unit value
  at beginning of
  period................  $  1.139 $  1.178 $  1.105 $  1.027 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $  1.235 $  1.139 $  1.178 $  1.105 $ 1.027 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............       276      968    1,033      338      50      --      --      --      --     --
Scudder Contrarian Value
 Subaccount++
 Accumulation unit value
  at beginning of
  period................  $  1.563 $  1.763 $  1.498 $  1.164 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $  1.792 $  1.563 $  1.763 $  1.498 $ 1.164 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............  $  2,658 $  3,541 $  3,847 $  9,619 $ 1,625 $    -- $    -- $    -- $    -- $   --
Scudder Small Cap Value
 Subaccount++
 Accumulation unit value
  at beginning of
  period................  $  1.079 $  1.063 $  1.214 $  1.010 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $  1.108 $  1.079 $  1.063 $  1.214 $ 1.010 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............     1,206    1,319    1,756    1,519     840      --      --      --      --     --
SVS Focus Value+Growth
 Subaccount++
 Accumulation unit value
  at beginning of
  period................  $  1.920 $  1.669 $  1.407 $  1.136 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $  1.822 $  1.920 $  1.669 $  1.407 $ 1.136 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............     1,563    1,727    2,094      824     454      --      --      --      --     --
Janus Aspen Growth
 Subaccount+
 Accumulation unit value
  at beginning of
  period................  $ 36.810 $ 25.897 $ 19.338 $ 15.960 $13.650 $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 31.050 $ 36.810 $ 25.897 $ 19.338 $15.960 $13.650 $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............       677      591      243      157      99      14      --      --      --     --
Janus Aspen Aggressive
 Growth Subaccount+
 Accumulation unit value
  at beginning of
  period................  $ 59.822 $ 26.884 $ 20.284 $ 18.238 $17.117 $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 40.263 $ 59.822 $ 26.884 $ 20.284 $18.238 $17.117 $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............       334      267      105       85     115      11      --      --      --     --
Janus Aspen Worldwide
 Growth Subaccount+
 Accumulation unit value
  at beginning of
  period................  $ 48.558 $ 29.911 $ 23.502 $ 19.490 $15.302 $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 40.424 $ 48.558 $ 29.911 $ 23.502 $19.490 $15.302 $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............       749      726      630      445     186       7      --      --      --     --

                                                      Periodic Payment Contracts
                          ----------------------------------------------------------------------------------
Subaccount                  2000   1999+++    1998     1997   1996++   1995+  1994***  1993   1992**   1991
----------                -------- -------- -------- -------- ------- ------- ------- ------- ------- ------

Janus Aspen Balanced
 Subaccount+
 Accumulation unit value
  at beginning of
  period................  $ 29.993 $ 23.969 $ 18.081 $ 15.001 $13.081 $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 28.936 $ 29.993 $ 23.969 $ 18.081 $15.001 $13.081 $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............       621      535      334      105      42       3      --      --      --     --
Pilgrim Natural
 Resources Subaccount+
 Accumulation unit value
  at beginning of
  period................  $ 13.379 $ 11.879 $ 14.971 $ 14.154 $11.305 $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 15.634 $ 13.379 $ 11.879 $ 14.971 $14.154 $11.305 $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        35       33       40       48     100       8      --      --      --     --
Pilgrim Emerging Markets
 Subaccount+
 Accumulation unit value
  at beginning of
  period................  $ 13.939 $  6.194 $  8.739 $ 10.009 $ 9.436 $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $  8.196 $ 13.939 $  6.194 $  8.739 $10.009 $ 9.436 $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............       155      154      108      130      80       3      --      --      --     --
Fidelity VIP Equity-
 Income Subaccount++
 Accumulation unit value
  at beginning of
  period................  $ 30.497 $ 29.054 $ 26.366 $ 20.849 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 32.641 $ 30.497 $ 29.054 $ 26.366 $20.849 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............       198      216      223      120      36      --      --      --      --     --
Fidelity VIP Growth
 Subaccount++
 Accumulation unit value
  at beginning of
  period................  $ 70.305 $ 51.818 $ 37.631 $ 30.872 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 61.783 $ 70.305 $ 51.818 $ 37.631 $30.872 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............       149      145       73       39      16      --      --      --      --     --
Fidelity VIP II Asset
 Manager Subaccount++
 Accumulation unit value
  at beginning of
  period................  $ 24.899 $ 22.705 $ 19.991 $ 16.784 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 23.615 $ 24.899 $ 22.705 $ 19.991 $16.784 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        46       44       40       56       5      --      --      --      --     --
Fidelity VIP II Index
 500 Subaccount++
 Accumulation unit value
  at beginning of
  period................  $174.446 $146.637 $115.754 $ 88.364 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $156.190 $174.446 $146.637 $115.754 $88.364 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............       125      127       99       46      10      --      --      --      --     --

                                                      Periodic Payment Contracts
                          ----------------------------------------------------------------------------------
Subaccount                  2000   1999+++    1998     1997   1996++   1995+  1994***  1993   1992**   1991
----------                -------- -------- -------- -------- ------- ------- ------- ------- ------- ------

Fidelity VIP II
 Contrafund Subaccount++
 Accumulation unit value
  at beginning of
  period................  $ 31.666 $ 25.816 $ 20.120 $ 16.418 $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 29.190 $ 31.666 $ 25.816 $ 20.120 $16.418 $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............       284      284      211      125      47      --      --      --      --     --
Dreyfus Socially
 Responsible Growth
 Subaccount+++
 Accumulation unit value
  at beginning of
  period................  $ 40.084 $ 33.680 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 35.205 $ 40.084 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        13        8       --       --      --      --      --      --      --     --
J.P. Morgan Small
 Company Subaccount+++
 Accumulation unit value
  at beginning of
  period................  $ 16.965 $ 11.930 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 14.852 $ 16.965 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        13        4       --       --      --      --      --      --      --     --
Alger American Growth
 Subaccoun+++
 Accumulation unit value
  at beginning of
  period................  $ 70.571 $ 59.320 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 59.374 $ 70.571 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        46       23       --       --      --      --      --      --      --     --
Alger American Small
 Capitalization
 Subaccount+++
 Accumulation unit value
  at beginning of
  period................  $ 62.523 $ 45.520 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $ 44.935 $ 62.523 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        11        5       --       --      --      --      --      --      --     --
American Century VP
 Income & Growth
 Subaccount+++
 Accumulation unit value
  at beginning of
  period................  $  7.932 $  7.260 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $  6.990 $  7.932 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............        83       27       --       --      --      --      --      --      --     --
American Century VP
 Value Subaccount+++
 Accumulation unit value
  at beginning of
  period................  $  5.899 $  6.700 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Accumulation unit value
  at end of period......  $  6.880 $  5.899 $     -- $     -- $    -- $    -- $    -- $    -- $    -- $   --
 Number of accumulation
  units outstanding at
  end of period (000's
  omitted) .............         4       13       --       --      --      --      --      --      --     --

---------

  * The Scudder Government Securities Subaccount commenced operations on November 6, 1989.

 ** The Scudder International Research Subaccount commenced operations on
    January 6, 1992.

*** The Scudder Small Cap Growth Subaccount commenced operations on May 2,
    1994.

  + The Janus Aspen Growth, Janus Aspen Aggressive Growth, Janus Aspen
    Worldwide Growth, and Janus Aspen Balanced Subaccounts and the Pilgrim Natural Resources and Pilgrim Emerging Markets Subaccounts were available under the Contracts on September 15, 1995.

 ++ The Scudder Investment Grade Bond, Scudder Contrarian Value, Scudder Small
    Cap Value, SVS Focus Value+Growth, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP II Asset Manager, Fidelity VIP II Index 500 and Fidelity VIP II Contrafund Subaccounts were available under the Contracts on May 1, 1996.

+++ The Scudder Bond, Scudder Capital Growth, Scudder International, Dreyfus
    Socially Responsible Growth, J.P. Morgan Small Company, Alger American Growth, Alger American Small Capitalization, American Century VP Income & Growth and American Century VP Value Subaccounts were available under the Contracts on May 3, 1999.

   No Accumulation Unit Values are shown for the Scudder Technology Growth, Alger American MidCap Growth and Credit Suisse Warburg Pincus Trust-Emerging Markets Subaccounts because they were not offered until January 8, 2001.

   The financial statements and reports of independent accountants for the KILICO Variable Annuity Separate Account are also contained in the Statement of Additional Information.

                  KILICO, THE SEPARATE ACCOUNT AND THE FUNDS

Kemper Investors Life Insurance Company

   We were organized under the laws of the State of Illinois in 1947 as a stock life insurance company. Our offices are located at 1 Kemper Drive, Long Grove, Illinois 60049. We offer annuity and life insurance products and are admitted to do business in the District of Columbia and all states except New York. We are a wholly-owned subsidiary of Kemper Corporation ("Kemper"), a non-operating holding company. Kemper is a wholly-owned subsidiary of Zurich Group Holding ("ZGH" or "Zurich"), a Swiss holding company, formerly known as Zurich Financial Services. ZGH is wholly-owned by Zurich Financial Services ("ZFS"), a new Swiss holding company. ZFS was formerly Zurich Allied AG, which was merged with Allied Zurich p.l.c. in October 2000.

The Separate Account

   We established the KILICO Variable Annuity Separate Account on May 29, 1981 under Illinois law as the KILICO Money Market Separate Account. The SEC does not supervise the management, investment practices or policies of the Separate Account or KILICO.

   Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.

   Thirty-four Subaccounts of the Separate Account are currently available. Each Subaccount invests exclusively in shares of one of the corresponding Funds or Portfolios. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions, under all Contracts or in all retirement plans.

   The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and to transfer assets from one Subaccount to another as requested by Owners. All dividends and capital gains distributions received by the Separate Account from a Fund or Portfolio are reinvested in that Fund or Portfolio at net asset value and retained as assets of the corresponding Subaccount.

   The Separate Account's financial statements appear in the Statement of Additional Information.

The Funds

   "The Separate Account invests in shares of the following registered, open-end management investment companies:

    . Scudder Variable Series I (formerly Scudder Variable Life Investment
      Fund)

    . Scudder Variable Series II (formerly Kemper Variable Series)

    . Janus Aspen Series

    . Pilgrim Natural Resources Trust (formerly Lexington Natural Resources
      Trust)

    . Pilgrim Emerging Markets Fund, Inc. (formerly Lexington Emerging
      Markets Fund, Inc.)

    . Fidelity Variable Insurance Products Fund

    . Fidelity Variable Insurance Products Fund II

    . The Dreyfus Socially Responsible Growth Fund, Inc.

    . J.P. Morgan Series Trust II

    . The Alger American Fund

    . American Century Variable Portfolios, Inc.

    . Credit Suisse Warburg Pincus Trust (formerly Warburg Pincus Trust)

   SEC registration does not involve SEC supervision of the Funds' management, investment practices or policies. The Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in the case of the Janus Aspen Series, certain qualified retirement plans. Shares of the Funds are sold only to insurance company separate accounts and qualified retirement plans. In addition to selling shares to our separate accounts, shares of the Funds may be sold to separate accounts of other insurance companies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of other companies, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, neither we nor the Funds foresee any such disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds must monitor events to identify material conflicts between such owners and determine what action, if any, should be taken. In addition, if we believe a Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.

   A Fund may consist of separate Portfolios. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

   The thirty-four Portfolios are summarized below:

Scudder Variable Series I (Class A Shares) (formerly Scudder Variable Life Investment Fund)

   Scudder Bond (formerly Scudder VLIF Bond) Portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities.

   Scudder Capital Growth (formerly Scudder VLIF Capital Growth) Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

   Scudder International (formerly Scudder VLIF International) Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

Scudder Variable Series II (formerly Kemper Variable Series)

   Scudder Money Market (formerly Kemper Money Market) Portfolio seeks maximum current income to the extent consistent with stability of principal.

   Scudder Technology Growth (formerly Kemper Technology Growth) Portfolio seeks growth of capital.

   Scudder Total Return (formerly Kemper Total Return) Portfolio seeks a high total return, a combination of income and capital appreciation.

   Scudder High Yield (formerly Kemper High Yield) Portfolio seeks to provide a high level of current income.

   Scudder Growth (formerly Kemper Growth) Portfolio seeks maximum appreciation of capital.

   Scudder Government Securities (formerly Kemper Government Securities) Portfolio seeks high current income consistent with preservation of capital.

   Scudder International Research (formerly Kemper International) Portfolio seeks long-term capital appreciation.

   Scudder Small Cap Growth (formerly Kemper Small Cap Growth) Portfolio seeks maximum appreciation of investors' capital.

   Scudder Investment Grade Bond (formerly Kemper Investment Grade Bond) Portfolio seeks high current income.

   Scudder Contrarian Value (formerly Kemper Contrarian Value) Portfolio seeks to achieve a high rate of total return.

   Scudder Small Cap Value (formerly Kemper Small Cap Value) Portfolio seeks long-term capital appreciation.

   SVS Focus Value+Growth (formerly Kemper Value+Growth) Portfolio seeks growth of capital through a portfolio of growth and value stocks. A secondary objective of the Portfolio is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks.

Janus Aspen Series

   Janus Aspen Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

   Janus Aspen Aggressive Growth Portfolio seeks long-term growth of capital.

   Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

   Janus Aspen Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Pilgrim Natural Resources Trust (formerly Lexington Natural Resources Trust)

   This Fund seeks long-term growth of capital through investment primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. Current income will not be a factor. Total return will consist primarily of capital appreciation.

Pilgrim Emerging Markets Fund, Inc. (formerly Lexington Emerging Markets Fund, Inc.)

   This Fund seeks long-term growth of capital primarily through investment in equity securities and equity equivalents of emerging market companies as described in the fund's prospectus.

Fidelity Variable Insurance Products Fund (Initial Class Shares)

   Fidelity VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.

   Fidelity VIP Growth Portfolio seeks capital appreciation.

Fidelity Variable Insurance Products Fund II (Initial Class Shares)

   Fidelity VIP II Asset Manager Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.

   Fidelity VIP II Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

   Fidelity VIP II Contrafund Portfolio seeks long-term capital appreciation.

The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class)

   This Fund's primary goal is to provide capital growth with current income as a secondary goal by investing in common stocks of companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but also conduct their business in a manner that contributes to the enhancement of the quality of life in America.

J.P. Morgan Series Trust II

   J.P. Morgan Small Company Portfolio seeks to provide a high total return from a portfolio of small company stocks.

The Alger American Fund

   Alger American Growth Portfolio seeks long-term capital appreciation.

   Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

   Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

American Century Variable Portfolios, Inc.

   American Century VP Income & Growth Portfolio seeks capital growth by investing in common stocks. Income is a secondary objective.

   American Century VP Value Portfolio seeks long-term capital growth. Income is a secondary objective.

Credit Suisse Warburg Pincus Trust (formerly Warburg Pincus Trust)

   Credit Suisse Warburg Pincus Trust-Emerging Markets Portfolio seeks long-term growth of capital by investing in equity securities of emerging markets.

   The Funds and Portfolios may not achieve their stated objectives. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Funds' prospectuses accompanying this Prospectus and Statements of Additional Information available from us upon request.

   Zurich Scudder Investments, Inc. ("ZS I"), our affiliate, serves as investment manager for the available Portfolios of Scudder Variable Series I and Scudder Variable Series II Scudder Investments (U.K.) Limited ("Scudder U.K."), an affiliate of ZSI, serves as sub-adviser for the Scudder VSII International Portfolio.

   Janus Capital Corporation is the investment adviser for the four available Portfolios of the Janus Aspen Series.

   ING Pilgrim Investments, LLC serves as the investment adviser for the Pilgrim Natural Resources Trust and the Pilgrim Emerging Markets Fund, Inc.

   Fidelity Management & Research Company ("FMR") is the investment adviser for the available Portfolios of the Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II. Bankers Trust Company, a wholly-owned subsidiary of Bankers Trust New York Corporation, serves as the sub-adviser to the Fidelity VIP II Index 500 Portfolio.

   The Dreyfus Corporation serves as the investment adviser, and NCM Capital Management Group, Inc. is the sub-adviser, for The Dreyfus Socially Responsible Growth Fund, Inc.

   J.P. Morgan Investment Management, Inc. is the investment adviser for the J.P. Morgan Small Company Portfolio.

   Fred Alger Management, Inc. serves as the investment adviser for the available Portfolios of The Alger American Fund.

   American Century Investment Management, Inc. is the investment adviser for the two available Portfolios of the American Century Variable Portfolios, Inc.

   Credit Suisse Asset Management, LLC is the investment adviser for the Credit Suisse Warburg Pincus Trust-Emerging Markets Portfolio.

   The investment advisers are paid fees for their services by the Funds they manage. We may receive compensation from the investment advisers of the Funds for services related to the Funds. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangements.

Change of Investments

   We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We reserve the right to eliminate the shares of any of the Funds or Portfolios and to substitute shares of another Portfolio or of another investment company, if the shares of a Fund or Portfolio are no longer available for investment, or if in our judgment further investment in any Fund or Portfolio becomes inappropriate. We will not substitute any shares attributable to your interest in a Subaccount without prior notice and the SEC's prior approval, if required. The Separate Account may purchase other securities for other series or classes of policies, or may permit a conversion between series or classes of policies on the basis of requests made by Owners.

   We may establish additional subaccounts of the Separate Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when, at our discretion, marketing needs or investment conditions warrant. New subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more subaccounts, transfer assets, or substitute one subaccount for another subaccount, if, in our discretion, marketing, tax, or investment conditions warrant. We will notify all Owners of any such changes.

   If we deem it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be: (a) operated as a management company under the Investment Company Act of 1940 ("1940 Act"); (b) deregistered under the 1940 Act in the event such registration is no longer required; or (c) combined with our other separate accounts. To the extent permitted by law, we may transfer the assets of the Separate Account to another separate account or to the General Account.

Performance Information

   The Separate Account may advertise several types of performance information for the Subaccounts. All Subaccounts may advertise standardized "average annual total return" and nonstandardized "total return." The Scudder High Yield Subaccount, Scudder Government Securities Subaccount, Scudder Investment Grade Bond Subaccount and Scudder Bond Subaccount may also advertise "yield". The Scudder Money Market Subaccount may advertise "yield" and "effective yield." Each of these figures is based upon historical earnings and is not necessarily representative of a Subaccount's future performance.

   Standardized average annual total return and nonstandardized total return calculations measure the Subaccount's net income plus the effect of any realized or unrealized appreciation or depreciation of the Subaccount's underlying investments for the period. Standardized average annual total return and nonstandardized total return will be quoted for periods of at least one year, three years, five years and ten years and a period covering the time the underlying Portfolio has been held in the Subaccount (life of Subaccount) for standardized average annual total return or a period covering the time the underlying Portfolio has been in existence (life of Portfolio) for nonstandardized total return. This information will be current for a period ending with the most recent calendar quarter for standardized average annual total return and the most recent calendar month for nonstandardized total return. Standardized average annual total return figures are annualized, and, therefore, represent the average annual percentage change in the value of a Subaccount's investment over the applicable period. Nonstandardized total return may include annualized and nonannualized (cumulative) figures. Nonannualized figures represent the actual percentage change over the applicable period.

   Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (seven-day period for the Scudder Money Market Subaccount) expressed as a percentage of the value of the Subaccount's Accumulation Units. Yield is an annualized figure, so the Subaccount generates the same level of net income over a one year period which is compounded on a semi-annual basis. The effective yield for the Scudder Money Market Subaccount is calculated similarly but includes the effect of assumed compounding calculated under rules prescribed by the SEC. The Scudder Money Market Subaccount's effective yield will be slightly higher than its yield due to this compounding effect.

   The Subaccounts' units are sold at Accumulation Unit value. The Subaccounts' performance figures and Accumulation Unit values will fluctuate. You may redeem Subaccount units at Accumulation Unit value, which may be more or less than original cost. The standardized performance figures include the deduction of all expenses and fees, including a prorated portion of the Records Maintenance Charge and the current charge for the optional MIAA program, the optional Guaranteed Minimum Death Benefit rider, the optional Earnings

Based Death Benefit rider and the optional Guaranteed Retirement Income Benefit rider. Redemptions within the first six years after purchase may be subject to a Withdrawal Charge that ranges from 6% the first year to 0% after six years. Yield, effective yield and nonstandardized total return figures do not include the effect of any Withdrawal Charge that may be imposed upon the redemption of units, and thus may be higher than if Withdrawal Charges were deducted. Standardized average annual total return figures include the effect of the applicable Withdrawal Charge that may be imposed at the end of the period in question. The nonstandardized performance figures may also include the current charge for the optional MIAA program, the optional Guaranteed Minimum Death Benefit rider, the optional Earnings Based Death Benefit rider and the optional Guaranteed Retirement Income Benefit rider.

   The Subaccounts may be compared to relevant indexes and performance data from independent sources, including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Consumer Price Index, the CDA Certificate of Deposit Index, the Salomon Brothers High Grade Corporate Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Merrill Lynch Government/Corporate Master Index, the Lehman Brothers Long Government/Corporate Bond Index, the Lehman Brothers Government/Corporate 1-3 Year Bond Index, the Standard & Poor's Midcap 400 Index, the NASDAQ Composite Index, the Russell 2000 Index, the Morgan Stanley Capital International Europe, Australia, Far East Index and M.S.C.I. Emerging Market Free Index. Please note the differences and similarities between the investments which a Subaccount may purchase and the investments measured by the indexes. In particular, it should be noted the comparative information with regard to the indexes will not reflect the deduction of any Contract charges or fees. Similarly, the indexes are unmanaged and do not reflect the fees and expenses of management and acquisition costs. In addition, certificates of deposit may offer fixed or variable yields, and principal is guaranteed and may be insured. The units of the Subaccounts are not insured. Also, the value of the Subaccounts will fluctuate.

   From time to time, the Separate Account may quote information from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor, National Underwriter, Selling Life Insurance, Broker World, Registered Representative, Investment Advisor and VARDS.

   Additional information concerning a Subaccount's performance and independent sources is provided in the Statement of Additional Information.

                             FIXED ACCOUNT OPTION

   Amounts allocated or transferred to the Fixed Account are part of our General Account, supporting insurance and annuity obligations. Interests in the Fixed Account are not registered under the Securities Act of 1933 ("1933 Act"), and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   Under the Fixed Account Option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Contract involving the Separate Account, unless we refer to fixed accumulation and annuity elements.

   We guarantee that payments allocated to the Fixed Account earn a minimum fixed interest rate of 3%. At our discretion, we may credit interest in excess of 3%. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time.

                                 THE CONTRACTS

A. General Information.

   This Prospectus offers both Qualified Contracts and Non-Qualified Contracts. The minimum Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction plan are equal to or greater than $600, we accept a periodic payment under $50. The maximum annual amount of Purchase Payments may be limited by the retirement plan funded by the Contract. For a Non-Qualified Contract the minimum initial Purchase Payment is $2,500 and the minimum subsequent payment is $500. An initial allocation of less than $100 may be made to the General Account or to a Subaccount, or to the General Account and one Subaccount. For a Non-Qualified Contract, no subsequent allocations of Purchase Payments may be made to any additional Subaccount until allocations total at least $100 to each Subaccount in which the Contract has an interest. For a Qualified Contract, if annualized contribution amounts to a new Subaccount from a payroll or salary reduction plan are at least $25 per month, allocations to another such Subaccount may be made.

   You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities ("IRAs") by authorizing us to draw on your account via check or electronic debit ("Pre-Authorized Checking [PAC] Agreement"). For Purchase Payments made pursuant to a PAC Agreement, the following minimum Purchase Payment provisions apply:

    . The minimum initial Purchase Payment to an IRA made pursuant to a PAC
      Agreement is $100. The minimum initial Purchase Payment to a Non-Qualified Contract made pursuant to a PAC Agreement is $1,000 unless you also own an existing Contract, in which case the minimum is $100.

    . The minimum subsequent Purchase Payment made pursuant to a PAC
      Agreement is $100.

   We may amend the Contract in accordance with changes in the law, including tax laws, regulations or rulings, and for other purposes. Certain contracts are no longer offered, although Purchase Payments are still permitted under these previously issued contracts.

   You may examine a Contract and return it for a refund during the "free look" period. The length of the free look period depends upon the state in which the Contract is issued. However, it will be at least 10 days from the date you receive the Contract. The amount of the refund depends on the state in which the Contract is issued. Generally, it will be an amount at least equal to the Separate Account Contract Value plus amounts allocated to the General Account on the date we receive the returned Contract, without any deduction for Withdrawal Charges or Records Maintenance Charges. Some states require the return of the Purchase Payment. If you decide to return your Contract for a refund during the "free look" period, please also include a letter of instruction.

   You designate the Beneficiary. If the Annuitant or you die, and no designated Beneficiary or contingent beneficiary is alive at that time, we will pay the Annuitant's or your estate.

   Under a Qualified Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. Generally, an interest in a Qualified Contract may not be assigned.

   During the Accumulation Period, you may assign a Non-Qualified Contract or change a Beneficiary at any time by signing our form. No assignment or Beneficiary change is binding on us until we receive it. We assume no responsibility for the validity of the assignment or Beneficiary change. An assignment may subject you to immediate tax liability and may subject you to a 10% tax penalty. (See "Federal Tax Matters.")

   Amounts payable during the Annuity Period may not be assigned or encumbered. In addition, to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the payee's debts or obligations.

B. The Accumulation Period.

1. Application of Purchase Payments.

   You select allocation of Purchase Payments to the Subaccount(s) or the Fixed Account. The amount of each Purchase Payment allocated to a Subaccount is based on the value of an Accumulation Unit, as computed after we receive the Purchase Payment. Generally, we determine the value of an Accumulation Unit by 3:00 p.m. Central time on each day that the New York Stock Exchange is open for trading. Purchase Payments allocated to the Fixed Account begin earning interest one day after we receive them. However, with respect to initial Purchase Payments, the amount is credited only after we determine to issue the Contract. After the initial purchase, we determine the number of Accumulation Units credited by dividing the Purchase Payment allocated to a Subaccount by the Subaccount's Accumulation Unit value, as computed after we receive the Purchase Payment. You are limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, plus the Fixed Account.

   The number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount other than the Records Maintenance Charge. The number of Accumulation Units is reduced when the Records Maintenance Charge is assessed.

   If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within five business days after we receive the initial Purchase Payment, or if we determine that we cannot otherwise issue the Contract within the five day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the initial Purchase Payment until the application is completed.

   We may issue a Contract without a signed application if:

    . a dealer provides us with application information, electronically or in writing,

    . we receive the initial Purchase Payment, and

    . you confirm in writing, after the Contract is delivered, that all information in the Contract is correct.

2. Accumulation Unit Value.

   Each Subaccount has Accumulation Unit values. When Purchase Payments or other amounts are allocated to a Subaccount, the number of units purchased is based on the Subaccount's applicable Accumulation Unit value at the end of the current Valuation Period. When amounts are transferred out of or deducted from a Subaccount, units are redeemed in a similar manner.

   The Accumulation Unit value for each subsequent Valuation Period is the investment experience factor for that Valuation Period times the Accumulation Unit value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit value which applies to each day in the Valuation Period.

   Each Subaccount has its own investment experience factor. The investment experience of the Separate Account is calculated by applying the investment experience factor to the Accumulation Unit value in each Subaccount during a Valuation Period.

   The investment experience factor of a Subaccount for any Valuation Period is determined by the following formula:

     (1+2)-3, where:

     (1) is the net result of:

      . the net asset value per share of the investment held in the Subaccount determined at the end of the current Valuation Period; plus

      . the per share amount of any dividend or capital gain distributions made by the investments held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

      . a charge or credit for any taxes reserved for the current
        Valuation Period which we determine have resulted from the investment operations of the Subaccount;

     (2) is the net asset value per share of the investment held in the Subaccount determined at the end of the preceding Valuation Period; and

     (3) is the factor representing asset-based charges (the mortality and expense risk and administration charges plus any applicable charges for the optional MIAA or any optional death or income benefit).

3. Contract Value.

   On any Valuation Date, the Contract Value equals the total of:

    . the number of Accumulation Units credited to each Subaccount, times

    . the value of a corresponding Accumulation Unit for each Subaccount, plus

    . your interest in the General Account.

4. Transfer During Accumulation Period.

   During the Accumulation Period, you may transfer the Contract Value among the Subaccounts and the General Account subject to the following provisions:

    . The General Account Contract Value, minus 125% of Debt, may be transferred two times during the Contract Year to one or more Subaccounts in the thirty days following an anniversary of a Contract Year or the thirty days following the date of the confirmation statement provided for the period through the anniversary date, if later; and

    . You are limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, plus the General Account.

   If you authorize an unaffiliated third party outside the MIAA program (See "Asset Allocation Service") to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the authorized advisory program. However, we take no responsibility for any unaffiliated third party advisory program. We may suspend or cancel acceptance of an unaffiliated third party's instructions at any time and may restrict the investment options available for transfer under third party authorizations. We will not take any of these steps unless transfers initiated by unaffiliated third parties could potentially disadvantage or impair the rights of contract owners.

   We will make transfers pursuant to proper written or telephone instructions which specify in detail the requested changes. Before telephone transfer instructions will be honored, you must complete a telephone transfer authorization. The minimum partial transfer amount is $100. No partial transfer may be made if the value of your remaining Contract interest in a Subaccount or the General Account, from which amounts are to be transferred, would be less than $100 after transfer. Transfers involving a Subaccount will be based upon the Accumulation Unit values determined following our receipt of complete transfer instructions. The transfer privilege may be suspended, modified or terminated at any time (subject to state requirements). We disclaim all liability for following instructions which are given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone transfer.

5. Withdrawal During Accumulation Period.

   You may redeem some or all of the Contract Value minus Debt, charges and previous withdrawals. Withdrawals may be subject to income tax and a 10% penalty tax. (See "Federal Tax Matters.") A withdrawal of all Contract Value is called a surrender.

   You may withdraw up to 10% of the Contract Value minus Debt in any Contract Year without charge. If you withdraw more than 10% of the Contract Value in any Contract Year, the amount withdrawn in excess of 10% is subject to a Withdrawal Charge. (See "Withdrawal Charge")

   For Contracts in more than one investment option, your partial withdrawal request must specify what portion of your interest is to be redeemed. If you do not specify, we will redeem Accumulation Units from all investment options in which you have an interest on a pro-rata basis. The Accumulation Units attributable to the earliest Contribution Years are redeemed first.

   You may request a partial withdrawal subject to the following:

    . The amount requested must be at least $500 in each investment option or the General Account from which withdrawal is requested.

    . You must leave at least $500 in each investment option from which the withdrawal is requested unless the total value is transferred.

   Election to withdraw shall be made in writing to us at our home office:
Kemper Investors Life Insurance Company, Contact Center, 1 Kemper Drive, Long Grove, IL 60049 and should be accompanied by the Contract if surrender is requested. Withdrawal requests are processed only on days when the New York Stock Exchange is open for trading. The Withdrawal Value attributable to the Subaccounts is determined on the basis of the Accumulation Unit values calculated after we receive the request. The Withdrawal Value attributable to the Subaccounts will be paid within seven days after the date we receive a written request at our home office provided, however, that we may suspend withdrawals or delay payment more than seven days

    . during any period when the New York Stock Exchange is closed,

    . when trading is restricted or the SEC determines an emergency exists, or

    . as the SEC by order may permit.

   Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. (See "Federal Tax Matters.")

   A participant in the Texas Optional Retirement Program ("ORP") must obtain a certificate of termination from the participant's employer before a Contract can be redeemed. The Attorney General of Texas has ruled that participants in the ORP may redeem their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures.

6. Death Benefit.

   If the Annuitant dies during the Accumulation Period, prior to attaining age 75, we will pay to the designated Beneficiary the Contract Value less Debt as computed at the end of the Valuation Period next following our receipt of proof of death and the return of the Contract, or the total amount of Purchase Payments less Debt, whichever is greater. If a Contract has been subject to any partial withdrawal, the death benefit will be the greater of

    . the Contract Value less Debt, or

    . the total amount of Purchase Payments, minus both Debt and the aggregate dollar amount of all previous partial withdrawals. If death occurs at age 75 or later, the death benefit is the Contract Value minus Debt. You or the Beneficiary, as appropriate, may elect to have all or a part of the death proceeds paid to the Beneficiary under one of the Annuity Options described under "Annuity Options" below.

   For Non-Qualified Contracts issued after January 19, 1985, if you are not the Annuitant and you die before the Annuitant, the death benefit will be paid to the designated Beneficiary. The available Annuity Options are limited by the Code, as described under "Annuity Options." The death benefit is determined as stated above, except that your age at death is used in determining the amount payable. If the Beneficiary is your surviving spouse, the surviving spouse may elect to be treated as the successor Owner of the Contract and is not required to begin death benefit distribution. The issue age of the deceased Owner applies in computing the death benefit, payable at the death of a spouse who has elected to be treated as the successor Owner.

   For Contracts issued after March 1, 1997 and before May 1, 2000 as Individual Retirement Annuities, Simplified Employee Pensions or Non-Qualified Contracts, the death benefit will be determined as follows. If death occurs prior to the deceased's attainment of age 90, the death benefit will be the greater of:

    . the total amount of Purchase Payments minus Debt minus the aggregate amount of all previous partial withdrawals,

    . the Contract Value minus Debt, or

    . the greatest Anniversary Value immediately preceding the date of death, minus Debt. The greatest Anniversary Value is equal to the highest Anniversary Value determined from the following. An Anniversary Value is calculated for each Contract anniversary before the deceased's 81st birthday. The Anniversary Value for a particular Contract anniversary is the Contract Value on that anniversary, plus the dollar amount of any Purchase Payments made since that anniversary minus any withdrawals since that anniversary. If death occurs on or after the deceased's 90th birthday, the death benefit will be the Contract Value minus Debt and minus previous withdrawals.

7. Guaranteed Minimum Death Benefit Rider.

   The Guaranteed Minimum Death Benefit Rider ("GMDB") is an optional Contract rider. Currently, the GMDB rider is offered only to Contracts issued on or after May 1, 2001. We reserve the right to offer the GMDB rider to Contracts issued before that date. We may discontinue the offering of the GMDB rider at any time. The current charge for the GMDB rider is 0.15% of the Contract Value. The GMDB rider may not be available in all states.

   Currently, you may elect the GMDB rider only on the initial Contract application. You cannot elect the GMDB rider after the date we issue the Contract. Although you may elect the GMDB rider prior to October 1, 2001 it will not be effective until that date. If you elect the GMDB rider, we will not impose the 0.15% charge prior to October 1, 2001 nor will you receive any benefit under the GMDB rider prior to that date. If you elect the GMDB rider between May 1, 2001 and October 1, 2001, you may terminate coverage anytime prior to October 1, 2001. On or after October 1, 2001, GMDB coverage may not be terminated. On October 1, 2001, if you elected the GMDB rider, we will impose the 0.15% charge and we will calculate the subsequent GMDB benefit from that date.

   If you elect the GMDB rider, a death benefit will be paid to the designated Beneficiary upon the death of the Owner, or a Joint Owner, during the Accumulation Period. If the Owner is not a natural person, we will pay the death benefit upon the death of any Annuitant. We will pay the death benefit to the Beneficiary when we receive due proof of death. We will then have no further obligation under this Contract.

   We compute the death benefit at the end of the Valuation Period following our receipt of due proof of death and the return of this Contract. The proof may be a certified death Certificate, the written statement of a physician or any other written proof satisfactory to us. The amount of the death benefit will be equal to the greater of items (1), (2) or (3) listed below, less debt:

    (1) the Contract Value or, if greater, the amount that would have been payable in the event of a full surrender on the date of death;

    (2) the total amount of Purchase Payments less withdrawals accumulated at 5.00% per year to the earlier of your 85th birthday or date of death, increased by Purchase Payments made from your 85th birthday to the date of death and decreased by any adjustments for withdrawals from your 85th birthday to the date of death; or

    (3) the greatest anniversary value immediately preceding the earlier of your 86th birthday or date of death, increased by Purchase Payments made since the date of the greatest anniversary value and decreased by any adjustments for withdrawals since that date. The anniversary value equals the Contract Value on each Contract anniversary during the Accumulation Period.

   An adjustment for a withdrawal is the sum of any amount available as a dollar for dollar reduction, and a proportionate reduction. The maximum dollar for dollar reduction is 5% of the Dollar for Dollar Base, less any prior dollar for dollar withdrawals in the contract year. The Dollar for Dollar Base is total premiums less withdrawals assessed a withdrawal charge and less any withdrawal charges. A proportionate reduction is applicable when the withdrawal and any withdrawal charges exceed the maximum dollar for dollar reduction. The proportionate reduction is the amount in (2) and/or (3), reduced by any dollar for dollar reduction, multiplied by (a) divided by (b), where:

    (a) is the withdrawal plus any withdrawal charges reduced by any dollar for dollar reduction, and

    (b) is the Contract Value, adjusted by any Market Value Adjustment that may exist on the Contract to which this rider is attached, reduced by any dollar for dollar reduction.

   The death benefit may be paid in a lump sum. This sum may be deferred for up to five years from the date of death. Instead of a lump sum payment, the Beneficiary may elect to have the death benefit distributed as stated in Annuity Option 1 for a period not to exceed the Beneficiary's life expectancy or Annuity Option 2, or Annuity Option 3 with the guarantee period based upon the life expectancy of the Beneficiary as prescribed by federal regulations. The Beneficiary must make this choice within 60 days of the time we receive due proof of death, and distribution must commence within one year of the date of death.

   If the Beneficiary is not a natural person, the Beneficiary must elect that the entire death benefit be distributed within five years of your death. Distribution of the death benefit must start within one year after your death. It may start later if prescribed by federal regulations.

   If this Contract was issued as a Non-Qualified Plan Contract, an IRA or Roth IRA and your spouse is the only primary Beneficiary when you die, your surviving spouse may elect among three Surviving Spouse Options.

8. Earnings Based Death Benefit Rider.

   The Earnings Based Death Benefit ("EBDB") is an optional Contract rider. Currently, the EBDB rider is offered only to Contracts issued on or after May 1, 2001. We reserve the right to offer the EBDB rider to

Contracts issued before that date, and we may discontinue the offering of the EBDB rider at any time. If you elect the EBDB rider, you must also elect the Guaranteed Minimum Death Benefit Rider (See "Guaranteed Minimum Death Benefit Rider" above). The current charge for the EBDB rider is 0.20% of the Contract Value when issued at ages 0--80, and 0.85% when issued at age 81 or higher. The EBDB rider may not be available in all states.

   Currently, you may elect the EBDB rider only on the initial Contract application. You cannot elect the EBDB rider after the date we issue the Contract. Although you may elect the EBDB rider prior to October 1, 2001 it will not be effective until that date. If you elect the EBDB rider, we will not impose the 0.20% charge prior to October 1, 2001 nor will you receive any benefits under the EBDB rider prior to that date. If you elect the EBDB rider between May 1, 2001 and October 1, 2001, you may terminate coverage anytime prior to October 1, 2001. On or after October 1, 2001, EBDB coverage may not be terminated. On October 1, 2001, if you elected the EBDB rider, we will impose the 0.20% or 0.85% charge, as applicable, and we will calculate the subsequent EBDB benefit from that date.

   The EBDB rider may be elected if the Owner is 90 years old or younger at the time the Contract is issued.

   If elected, the death benefit would be as follows:

    . the Guaranteed Minimum Death Benefit (See "Guaranteed Minimum Death
      Benefit Rider" above); plus

    . 40% (if death occurs in the first nine Contract Years); 50% (if death occurs in Contract Years 10 through 15 ); or 70% (if death occurs in Contract Year 16 or thereafter), of the lesser of:

     a. remaining principal, or

     b. Contract Value minus remaining principal.

   Remaining principal equals total Purchase Payments less the total principal withdrawn. The amount of total principal withdrawn is calculated by totaling the amount of principal withdrawn with each withdrawal. For any withdrawal, the amount of principal withdrawn is the amount by which the withdrawal exceeds the earnings in the Contract at the time of the withdrawal. Earnings, at any given time, is the amount by which the Contract Value exceeds the excess of total Purchase Payments over total withdrawals. Purchase Payments which we receive less than one year prior to death (other than the initial Purchase Payment) are not used in calculating the amount of remaining principal.

   We calculate the EBDB prior to the application of the Guaranteed Minimum Death Benefit.

9. Guaranteed Retirement Income Benefit Rider.

   The Guaranteed Retirement Income Benefit ("GRIB") is an optional Contract rider. The GRIB rider provides a guaranteed amount of annuity payments for the lifetime of the Annuitant or for a period certain upon annuitization as described below. Currently, the GRIB rider is offered only to Contracts issued on or after May 1, 2001. We reserve the right to offer the GRIB rider to Contracts issued before that date, and we may discontinue the offering of the GRIB rider at any time. If you elect the GRIB rider, you must also elect the Guaranteed Minimum Death Benefit Rider (See "Guaranteed Minimum Death Benefit Rider" above). The current charge for the GRIB rider is 0.40% and 0.30% of the Contract Value, respectively, for the seven and ten year waiting periods. The GRIB rider may not be available in all states.

   You must elect the GRIB rider on the initial Contract application. You cannot elect the GRIB rider after the date we issue the Contract. Although you may elect the GRIB rider prior to October 1, 2001 it will not be effective until that date. If you elect the GRIB rider, we will not impose applicable charges for the GRIB rider prior to October 1, 2001 nor will you receive any benefit under the GRIB rider prior to that date. If you elect the GRIB rider between May 1, 2001 and October 1, 2001, you may terminate coverage anytime prior to October 1, 2001. On or after October 1, 2001, you may cancel the GRIB rider anytime after the Contract anniversary following the end of the applicable waiting period (seven or ten years). On October 1, 2001, if you elected the GRIB rider, we will impose applicable charges (depending on your election of either the seven year waiting period or ten year waiting period) and we will calculate the subsequent GRIB benefit from that date.

   You are permitted to repurchase the GRIB rider within 30 days after the second Contract anniversary or any Contract anniversary thereafter, for any GRIB rider then offered by us. The new GRIB benefit and waiting period will begin on the day you elect to repurchase the GRIB rider.

   The GRIB rider may be exercised only within thirty days after the Contract anniversary after the end of the waiting period you have elected (seven or ten years) or after any subsequent Contract anniversary date. The waiting period may not extend beyond the Annuity Date.

   Annuity payments are based on the greater of:

    (1)the income provided by applying the GRIB base to the guaranteed annuity factors, or

    (2)the income provided by applying the Contract Value to the current annuity factors.

   The GRIB base is the greater of (1), (2) or (3) listed below, less debt:

    (1) the Contract Value or, if greater, the amount that would have been payable in the event of a full surrender on the date of death;

    (2) the total amount of Purchase Payments less withdrawals accumulated at 5.00% per year to the earlier of the original Annuitant's 85th birthday or the GRIB exercise date, increased by Purchase Payments made from the 85th birthday to the GRIB exercise date and decreased by any adjustments for withdrawals from the 85th birthday to the GRIB exercise date; or

    (3) the greatest anniversary value immediately preceding the earlier of the original Annuitant's 86th birthday or the GRIB exercise date, increased by Purchase Payments made since the date of the greatest anniversary value and decreased by any adjustments for withdrawals since that date. The anniversary value equals the Contract Value on each Contract anniversary during the Accumulation Period.

   For joint annuitants, the age of the older of the original two Annuitants will be used for purposes of 2 and 3 above.

   An adjustment for a withdrawal is the sum of any amount available as a dollar for dollar reduction, and a proportionate reduction. The maximum dollar for dollar reduction is 5% of the Dollar for Dollar Base, less any prior dollar for dollar withdrawals in the Contract year. The Dollar for Dollar Base is total premiums less withdrawals assessed a withdrawal charge and less any withdrawal charges. A proportionate reduction is applicable when the withdrawal and any withdrawal charges exceed the maximum dollar for dollar reduction. The proportionate reduction is the amount in (2) and/or (3) above, reduced by any dollar for dollar reduction, multiplied by (a) divided by (b), where:

    (a) is the withdrawal plus any withdrawal charges reduced by any dollar for dollar reduction, and

    (b) is the Contract Value, adjusted by any Market Value Adjustment, reduced by any dollar for dollar reduction.

   The guaranteed annuity factors are based on the "1983 Table a" individual Annuity mortality table developed by the Society of Actuaries, projected using Projection Scale G, with interest at 2.5%. However, for GRIB elections, interest at 3.00% is assumed for all years. Contracts issued in the state of Montana or in connection with certain employer sponsored employee benefit plans are required to use unisex annuity factors. In such cases, the guaranteed annuity factors will be based on unisex rates.

   Since GRIB is based on conservative actuarial factors, the income guaranteed may often be less than the income provided under the regular provisions of the Contract. If the regular annuitization provisions would provide a greater benefit than GRIB, the greater amount will be paid.

   GRIB is paid for the life of a single Annuitant or the lifetimes of two Annuitants. If paid for the life of a single Annuitant, GRIB is paid in the amount determined above. If paid for the lifetimes of two Annuitants, GRIB is paid in the amount determined above, using the joint ages of the Annuitants.

   If you elect a GRIB payable for the life of a single Annuitant, we will guarantee payment for a period certain of 5, 10, 15, or 20 years. If you elect a GRIB payable for the lifetimes of two Annuitants, the period certain is 25 years. The full GRIB is payable as long as at least one of the two Annuitants is alive, but for no less than 25 years.

   When the Annuitant dies, (or in the case of joint annuitants, when both, have died) we will automatically continue any unpaid installments for the remainder of the elected period certain. However, if the Beneficiary so elects, We will pay a commuted value of the remaining payments. In determining the commuted value, the present value of the remaining payments in the period certain will be calculated based on the applicable interest rate plus an interest rate adjustment factor. The interest rate adjustment factor is equal to the following:

      Number of years remaining                                    Interest rate
      in the period certain                                         adjustment
      -------------------------                                    -------------
      15 or more years............................................     1.00%
      10-14 years.................................................     1.50%
      less than 10 years..........................................     2.00%

   The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit Value next determined following Our receipt of due proof of death.

   GRIB payments are also available on a quarterly, semi-annual or annual basis. We may make other annuity options available.

   If you exercise the GRIB option, you may elect, partial lump sum payments during the Annuity Period.

   Lump sum payments are available only during the period certain applicable under the payout option you elected; for example, lump sum payments can be elected only during the 5, 10, 15, 20 or 25 year certain period that applies to the payout.

   Lump sum payments are available once in each Contract year and may not be elected until one year after you elect to exercise GRIB.

   You may elect to receive a partial lump sum payment of the present value of the remaining payments in the period certain subject to the restrictions described below. If a partial lump sum payment is elected, the remaining payments in the period certain will be reduced based on the ratio of the amount of the partial withdrawal to the amount of the present value of the remaining installments in the period certain prior to the withdrawal. If the Annuitant is still living after the period certain is over, the Payee will begin receiving the original annuitization payment amount again.

   Each time that a partial lump sum payment is made, we will determine the percentage that the payment represents of the present value of the remaining installments in the period certain. For Non-Qualified Plan Contracts, the sum of these percentages over the life of the Contract cannot exceed 75%. For Qualified Plan Contracts, partial lump sum payments of up to 100% of the present value of the remaining installments in the period certain may be made.

   In determining the amount of the lump sum payment that is available, the present value of the remaining installments in the period certain will be calculated based on an interest rate equal to the GRIB annuity factor interest rate of 3% plus an interest rate adjustment. The interest rate adjustment is equal to the following:

      Number of years remaining                                    Interest rate
      in the period certain                                         adjustment
      -------------------------                                    -------------
      15 or more years............................................     1.00%
      10-14 years.................................................     1.50%
      less than 10 years..........................................     2.00%

   The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit Value next determined following Our receipt of your request for commutation.


10. Loans.

   The Owner of a Contract issued as a tax sheltered annuity under Section 403(b) of the Internal Revenue Code ("Code") or with a qualified plan under Code Section 401, may request a loan (if permitted by the Qualified Plan) any time during the accumulation period. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and Company procedures in effect at the time a loan is made. In the case of loans made under Contracts which are subject to ERISA, additional requirements and limitations will apply such as those under the terms of the plan, Department of Labor regulations and ERISA. Because the rules governing loans under section 403(b) contracts and ERISA Qualified Plans are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply. For loans subject to ERISA, you also may wish to consult your plan administrator.

   Federal tax law requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

   If there is an outstanding loan balance when the Contract is surrendered or annuitized, or when a death benefit is paid, the amount payable will be reduced by the amount of the loan outstanding plus accrued interest. Any loans made under a Contract will be subject to Code requirements, our administrative procedures as reflected under our loan agreements, and, if applicable, ERISA. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

                         CONTRACT CHARGES AND EXPENSES

   We deduct the following charges and expenses:

    . mortality and expense risk charge,

    . administrative expenses,

    . records Maintenance Charge,

    . withdrawal Charge,

    . premium Tax,

    . optional income benefits,

    . optional death benefits, and

    . optional asset allocation services

   Subject to certain expense limitations, investment management fees and other Fund expenses are indirectly borne by you.

   We assess each Subaccount a daily asset charge for administration and mortality and expense risks at a rate of 1.30% per annum. Flexible Payment Contracts (no longer offered) have a daily asset charge of 1.0%. We may decrease these charges without notice, but will not exceed these amounts.

A. Asset-Based Charges Against the Separate Account.

1. Mortality Risk.

   Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses we incur.

   Our mortality risk arises from two obligations. The first obligation we assume is to pay a guaranteed death benefit that may be greater than the Contract Value minus Debt. The second obligation we assume is to continue making annuity payments to each Annuitant for the entire life of the Annuitant under Annuity

Options involving life contingencies. This assures each Annuitant that neither the Annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the annuity payments received under a Contract and relieves the Annuitant from the risk of outliving the amounts accumulated for retirement.

2. Expense Risk.

   We also assume the risk that all administrative expenses including Contract maintenance costs, administrative costs, data processing costs and costs of other services may exceed the Records Maintenance Charge or the amount recovered from the administrative cost portion of the daily asset charge.

3. Administrative Costs.

   The daily asset charge for administrative costs reimburses us for the expenses incurred for administering the Contracts, which include, among other things, responding to Owner inquiries, processing changes in Purchase Payment allocations and providing reports to Owners.

4. Guaranteed Minimum Death Benefit Rider Charge.

   The annual charge for the Guaranteed Minimum Death Benefit rider is 0.15% of the Contract Value. For Purchase Payments allocated to the Fixed Account or any Guarantee Periods, the applicable credited rates will be reduced to reflect the relevant charge.

5. Earnings Based Death Benefit Rider Charge.

   The annual charge for the Earnings Based Death Benefit rider is 0.20% of the Contract Value for issue ages 0-80 and 0.85% of the Contract Value for issue ages 81 and higher. For Purchase Payments allocated to the Fixed Account or any Guarantee Periods, the applicable credited rates will be reduced to reflect the relevant charge.

6. Guaranteed Retirement Income Benefit Rider Charge.

   The annual charge for the Guaranteed Retirement Income Benefit rider is 0.40% of the Contract Value if you elect a seven year waiting period and 0.30% if you elect a ten year waiting period. For Purchase Payments allocated to the Fixed Account or any Guarantee Periods, the applicable credited rates will be reduced to reflect the relevant charge.

B. Asset Allocation Service Charge.

   The annual charge for the MIAA program is 0.50% of the Contract Value allocated under the MIAA program. The MIAA Expense is paid by quarterly withdrawals from your Contract Value. The quarterly MIAA Expense with respect to the amount in each Subaccount covered by the MIAA program equals the average daily number of units in that Subaccount covered by the MIAA program, multiplied by the ending unit value for that Subaccount plus amounts in the General Account covered by the MIAA program, and multiplied by 0.125%. You will also be charged an MIAA Initial Set Up Fee of $30.00.

C. Records Maintenance Charge.

   We assess an annual Records Maintenance Charge (assessed ratably each quarter) during the Accumulation Period against each Contract participating in one or more of the Subaccounts during the calendar year whether or not any Purchase Payments have been made during the year. The Records Maintenance Charge is:

    . $30 annually for Contracts with Contract Value under $25,000.

    . $15 annually for Contracts with Contract Value between $25,000 and
      $50,000.

    . No Records Maintenance Charge for Contracts with Contract Value over
      $50,000.

   The Record Maintenance Charge is not assessed during the Annuity Period.

   The Records Maintenance Charge reimburses us for expenses incurred in establishing and maintaining the records relating to a Contract's participation in the Separate Account. The Records Maintenance Charge is assessed at the end of each calendar quarter and constitutes a reduction in the net assets of each Subaccount.

   At any time the Records Maintenance Charge is assessed, the applicable charge is assessed ratably against each Subaccount in which the Contract is participating and a number of Accumulation Units sufficient to equal the proper portion of the charge is redeemed from such Subaccount, or from the General Account Contract Value if necessary to meet the assessment.

D. Withdrawal Charge.

   We do not deduct a sales charge from any Purchase Payment. However, a Withdrawal Charge covers Contract sales expenses, including commissions and other distribution, promotion and acquisition expenses.

   Each Contract Year, you may withdraw, without Withdrawal Charge, 10% of the Contract Value.

   If you withdraw a larger amount, the excess Purchase Payments and interest attributed to the Purchase Payments withdrawn are subject to a Withdrawal Charge. The Withdrawal Charge applies in the first six Contribution Years following each Purchase Payment as follows:

                                                                      Withdrawal
      Contribution Year                                                 Charge
      -----------------                                               ----------
      First..........................................................     6%
      Second.........................................................     5%
      Third..........................................................     4%
      Fourth.........................................................     3%
      Fifth..........................................................     2%
      Sixth..........................................................     1%
      Seventh and following..........................................     0%

   Purchase Payments are deemed surrendered in the order in which they were received.

   When a withdrawal is requested, you receive a check in the amount requested. If a Withdrawal Charge applies, Contract Value is reduced by the Withdrawal Charge and the dollar amount sent to you.

   Because Contribution Years are based on the date each Purchase Payment is made, you may be subject to a Withdrawal Charge even though the Contract may have been issued many years earlier. (For additional details, see "Withdrawal During Accumulation Period.") The aggregate Withdrawal Charges assessed will never exceed 7.25% of the aggregate Purchase Payments.

   Currently, we anticipate Withdrawal Charges will not fully cover distribution expenses. Unrecovered distribution expenses may be recovered from our general assets. Those assets may include proceeds from the mortality and expense risk charge.

   The Withdrawal Charge also applies at annuitization to amounts attributable to Purchase Payments in their sixth Contribution Year or earlier. No Withdrawal Charge applies upon annuitization if you select Annuity Options 2, 3 or 4 or if payments under Annuity Option 1 are scheduled to continue for at least five years. See "The Annuity Period -- Annuity Options" for a discussion of the Annuity Options available.

   We may reduce or eliminate the Withdrawal Charge if we anticipate that we will incur lower sales expenses or perform fewer services because of economies due to the size of a group, the average contribution per participant, or the use of mass enrollment procedures. No Withdrawal Charge applies to Contracts sold to officers, directors and employees of KILICO and Scudder Variable Series II ("SVS II") (formerly Kemper Variable Series), SVS II investment advisers and principal underwriter or certain affiliated companies, or to any trust, pension, profit-sharing or other benefit plan for such persons.

E. Investment Management Fees and Other Expenses.

   Each Portfolio's net asset value reflects the deductions of investment management fees and certain general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. Investment
management fees appear on page    . Further detail is provided in the attached
prospectuses for the Portfolios and the Funds' Statements of Additional Information.

F. State Premium Taxes.

   Certain state and local governments impose a premium tax ranging from 0% to 3.50% of Purchase Payments. If we pay state premium taxes, we may charge the amount paid against Contract Value upon annuitization if not previously assessed. See "Appendix -- State Premium Tax Chart" in the Statement of Additional Information.

G. Reduction or Elimination of Certain Charges.

   Contracts may be available for purchase in certain group or sponsored arrangements that qualify for reductions or eliminations of certain charges, the time periods in which such charges apply, or both. Group arrangements include those in which a trustee, an employer or an association purchases Contracts covering a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer Contracts to its employees or members on an individual basis.

   In certain circumstances, the risk of adverse mortality and expense experience for Contracts purchased in certain group or sponsored arrangements may be reduced. Then, the daily asset charge for mortality and expense costs may likewise be reduced. The daily asset charge for administrative costs and the Records Maintenance Charge may also be reduced or eliminated if we anticipate lower administrative expenses. In certain other circumstances, sales expenses for Contracts purchased in certain group or sponsored arrangements may be reduced or eliminated and the applicable Withdrawal Charges may be reduced or eliminated.

   In determining whether a group or sponsored arrangement qualifies for reduced or eliminated charges, we will consider among other factors:

    . the size and type of group to which sales are to be made and administrative services provided, and the persistency expected from the group;

    . the total amount of Purchase Payments to be received and the method in which they will be remitted;

    . any prior or existing relationship with us;

    . the level of commission paid to selling broker-dealers;

    . the purpose for which the Contract is being purchased, and whether that purchase makes it likely that sales costs and administrative expenses will be reduced; and

    . the frequency of projected surrenders or distributions.

   We make any reductions or eliminations according to objective guidelines in effect when an application for a Contract is approved. We may change these guidelines from time to time. Any variation in the charges will reflect differences in costs or services and will be offered uniformly to all members of the group or sponsored arrangement. In no event will a charge reduction or elimination be permitted if it is unfairly discriminatory to any person or prohibited by law.

                              THE ANNUITY PERIOD

   Contracts may be annuitized under one of several Annuity Options. Annuity payments will begin on the Annuity Date under the Annuity Option you select.

1. Annuity Payments.

   Annuity payments are based on:

    . the annuity table specified in the Contract,

    . the selected Annuity Option, and

    . the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

   Under variable annuitization, the Annuitant receives the value of a fixed number of Annuity Units each month. An Annuity Unit's value reflects the investment performance of the Subaccount(s) selected. The amount of each annuity payment varies accordingly. Annuity payments may be subject to a Withdrawal Charge. (For additional details, see "Withdrawal Charge.")

2. Annuity Options.

   You may elect one of the Annuity Options. You may decide at any time (subject to the provisions of any applicable retirement plan) to begin annuity payments. You may change an Annuity Option before the Annuity Date. For a Non-Qualified Contract, if no other Annuity Option is elected, monthly annuity payments will be made in accordance with Option 3 below with a ten (10) year period certain. For a Qualified Contract, if no other Annuity Option is elected, monthly annuity payments will be made in the form of a qualified joint and survivor annuity with a monthly income at two-thirds of the full amount payable during the lifetime of the surviving payee. Generally, annuity payments are made in monthly installments. However, we may make a lump sum payment if the net proceeds available to apply under an Annuity Option are less than $2,000. In addition, if the first monthly payment is less than $25, we may change the frequency of payments to quarterly, semiannual or annual intervals so that the initial payment is at least $25.

   The amount of periodic annuity payments may depend upon:

    . the Annuity Option selected;

    . the age and sex of the payee; and

    . the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

   For example:

    . if Option 1, income for a specified period, is selected, shorter periods result in fewer payments with higher values.

    . if Option 2, life income, is selected, it is likely that each payment will be smaller than would result if income for a short period were specified.

    . if Option 3, life income with installments guaranteed, is selected, each payment will probably be smaller than would result if the life income Option were selected.

    . if Option 4, the joint and survivor annuity, is selected, each payment is smaller than those measured by an individual life income option.

   The age of the payee also influences the amount of periodic annuity payments because an older payee is expected to have a shorter life span, resulting in larger payments. The sex of the payee influences the amount of periodic payments. Finally, if you participate in a Subaccount with higher investment performance, it is likely the payee will receive a higher periodic payment.

   If you die before the Annuity Date, available Annuity Options are limited. The Annuity Options available are:

    . Option 2, or

    . Option 1 or 3 for a period no longer than the life expectancy of the Beneficiary (but not less than 5 years from your death).

   If the Beneficiary is not an individual, the entire interest must be distributed within 5 years of your death. The Death Benefit distribution must begin no later than one year from your death, unless a later date is prescribed by federal regulation.

Option 1--Income for Specified Period.

   Option 1 provides an annuity payable monthly for a selected number of years ranging from five to thirty. Upon the payee's death, if the Beneficiary is an individual, we automatically continue payments to the Beneficiary for the remainder of the period specified. If the Beneficiary is not an individual (e.g., an estate or trust), we pay the discounted value of the remaining payments in the specified period. Although there is no life contingency risk associated with Option 1, we continue to deduct the daily asset charges for mortality and expense risks and administrative costs.

   Payees may elect to cancel all or part of the remaining payments due under Option 1. We then pay the discounted value of the remaining payments.

Option 2--Life Income.

   Option 2 provides for an annuity over the lifetime of the payee. If Option 2 is elected, annuity payments terminate automatically and immediately on the payee's death without regard to the number or total amount of payments made. Thus, it is possible for a payee to receive only one payment if death occurred prior to the date the second payment was due.

Option 3--Life Income with Installments Guaranteed.

   Option 3 provides an annuity payable monthly during the payee's lifetime. However, Option 3 also provides for the automatic continuation of payments for the remainder of the specified period if the Beneficiary is an individual and payments have been made for less than the specified period. The period specified may be five, ten, fifteen or twenty years. If the Beneficiary is not an individual, we pay the discounted value of the remaining payments in the specified period.

Option 4--Joint and Survivor Annuity.

   Option 4 provides an annuity payable monthly while both payees are living. Upon either payee's death, the monthly income payable continues over the life of the surviving payee at a percentage specified when Option 4 is elected. Annuity payments terminate automatically and immediately upon the surviving payee's death without regard to the number or total amount of payments received.

3. Allocation of Annuity.

   You may elect to have payments made on a fixed or variable basis, or a combination of both. You may exercise the transfer privilege during the Accumulation Period to arrange for variable or fixed annuitization. Any General Account Contract Value will be annuitized on a fixed basis. Any Separate Account Contract Value will be annuitized on a variable basis. Transfers during the Annuity Period are permitted subject to certain limitations.

4. Transfer During Annuity Period.

   During the Annuity Period, the payee may, by written request, transfer Subaccount Value from one Subaccount to another Subaccount or to the Fixed Account, subject to the following limitations:

    . Transfers among Subaccounts are prohibited during the first year of the Annuity Period; subsequent transfers are limited to one per year.

    . All interest in a Subaccount must be transferred.

    . If we receive notice of transfer to a Subaccount more than seven (7) days before an annuity payment date, the transfer is effective during the Valuation Period after the date we receive the notice.

    . If we receive notice of transfer to a Subaccount less than seven (7) days before an annuity payment date, the transfer is effective during the Valuation Period after the annuity payment date.

    . Transfers to the Fixed Account are available only on an anniversary of the first Annuity Date. We must receive notice at least thirty (30) days prior to the anniversary.

   A Subaccount's Annuity Unit value is determined at the end of the Valuation Period preceding the effective date of the transfer. We may suspend, change or terminate the transfer privilege at any time.

5. Annuity Unit Value.

   Annuity Unit value is determined independently for each Subaccount.

   Annuity Unit value for any Valuation Period is:

    . Annuity Unit value for the preceding Valuation Period, times

    . the net investment factor for the current Valuation Period, times

    . an interest factor which offsets the 2.5% per annum rate of investment earnings assumed by the Contract's annuity tables.

   The net investment factor for a Subaccount for any Valuation Period is:

    . the Subaccount's Accumulation Unit value at the end of the current
      Valuation Period, plus or minus the per share charge or credit for taxes reserved, divided by

    . the Subaccount's Accumulation Unit value at the end of the preceding
      Valuation Period, plus or minus the per share charge or credit for taxes reserved.

6. First Periodic Payment Under Variable Annuity.

   When annuity payments begin, the value of your Contract interest is:

    . Accumulation Unit values at the end of the Valuation Period falling on the 20th or 7th day of the month before the first annuity payment is due, times

    . the number of Accumulation Units credited at the end of the Valuation
      Period, minus

    . premium taxes and Withdrawal Charges.

   The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the applicable annuity table by the number of thousands of dollars of Contract Value.

   A 2.5% per annum rate of investment earnings is assumed by the Contract's annuity tables. If the actual net investment earnings rate exceeds 2.50% per annum, payments increase accordingly. Conversely, if the actual rate is less than 2.50% per annum, annuity payments decrease.

7. Later Periodic Payments Under a Variable Annuity.

   Later annuity payments are determined by multiplying the number of Annuity Units by the Annuity Unit value at the Valuation Period before each annuity payment is due. The first annuity payment is divided by the Annuity Unit value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number does not change.

8. Fixed Annuity Payments.

   Each Fixed Annuity payment is determined from tables we prepare. These tables show the monthly payment for each $1,000 of Contract Value allocated to a Fixed Annuity. Payment is based on the Contract Value at the date before the annuity payment is due. Fixed Annuity payments do not change regardless of investment, mortality or expense experience.

9. Death Proceeds.

   If the payee dies after the Annuity Date while the Contract is in force, the death proceeds, if any, depend upon the form of annuity payment in effect at the time of death. (See "Annuity Options.")

                              FEDERAL TAX MATTERS

A. Introduction

   This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

   This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. In addition, we make no guarantee regarding any tax treatment--federal, state, or local--of any Contract or of any transaction involving a Contract.

B. Our Tax Status

   We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company". Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a Contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.

C. Taxation of Annuities in General

1. Tax Deferral During Accumulation Period

   Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

    . the Contract must be owned by an individual,

    . Separate Account investments must be "adequately diversified",

    . we, rather than you, must be considered the owner of Separate Account assets for federal tax purposes, and

    . annuity payments must appropriately amortize Purchase Payments and Contract earnings.

   Non-Natural Owner. As a general rule, deferred annuity contracts held by "non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural owner. There are exceptions to this general rule for non-natural owners. Contracts are generally treated as held by a natural person if the nominal owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal owner of a contract under a non-qualified deferred compensation plan for its employees.

   Additional exceptions to this rule include:

    . certain contracts acquired by a decedent's estate,

    . certain Qualified Plan Contracts,

    . certain contracts used with structured settlement agreements, and

    . certain contracts purchased with a single premium when the annuity starting date is no later than a year from contract purchase and substantially equal periodic payments are made at least annually.

   Diversification Requirements. For a contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the owner would generally be taxed on the difference between the contract value and the purchase payments.

   Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

   Ownership Treatment. In certain circumstances, a variable annuity contract owner may be considered the owner of the assets of the separate account supporting the contract. Then, income and gains from separate account assets are includible in the owner's gross income. The Internal Revenue Service ("IRS"), in published rulings, stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses the ability to exercise investment control over the assets. As of the date of the Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to allocate the Contract Value among the Subaccounts may cause you to be considered the owner of the assets of the Separate Account.

   We do not know what limits may be set forth in any guidance that the IRS may issue, or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner of the Separate Account assets. However, there is no assurance that such efforts would be successful.

   Delayed Annuity Dates. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age, e.g., past age 85, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

   The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the owner of Separate Account assets.

2. Taxation of Partial and Full Withdrawals

   Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income.

   Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

   The Contract's optional death benefits, if elected, may exceed Purchase Payments or Contract Value. As described in the Prospectus, we impose certain charges with respect to these death benefits. It is possible that those charges (or some portion) could be treated as a partial withdrawal.

   If the Contract includes the Guaranteed Retirement Income Benefit rider (the "GRIB rider"), and the Guaranteed Retirement Income Benefit Base is greater than the Contract Value, it is possible that the income on the contract could be a greater amount than would otherwise be the case. This could result in a larger amount being included in your income in connection with a partial withdrawal, assignment, pledge or other transfer.

   There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

3. Taxation of Annuity Payments

   Normally, the portion of each annuity payment taxable as income equals the payment minus the exclusion amount. The exclusion amount for variable annuity payments is the "investment in the contract" allocated to the variable annuity option and adjusted for any period certain or refund feature, divided by the number of payments expected to be made. The exclusion amount for fixed annuity payments is the payment times the ratio of the investment in the contract allocated to the fixed annuity option and adjusted for any period certain or refund feature, to the expected value of the fixed annuity payments.

   Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the annuitant in the last taxable year.

   With respect to a Contract issued with the GRIB rider, the Annuitant may elect to receive a lump sum payment after the Annuity Date. In the case of a Non-Qualified Contract, the Company will treat a portion of such lump sum payment as includible in income, and will determine the taxable portion of subsequent annuity payments by applying an exclusion ratio to the periodic payments. However, the federal income tax treatment of such a lump sum payment, and of the periodic payments made thereafter, is uncertain. It is possible that the IRS could take a position that greater amounts are includible in income than the Company currently believes is the case. Prior to electing a lump sum payment after the Annuity Date, you should consult a tax adviser about the tax implications of making such an election.

4. Taxation of Death Benefits

   Amounts may be distributed upon your or the Annuitant's death. Before the Annuity Date, death benefits are includible in income and:

    . if distributed in a lump sum are taxed like a full withdrawal, or

    . if distributed under an Annuity Option are taxed like annuity payments.

   After the Annuity Date, where a guaranteed period exists and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income and:

    . if received in a lump sum are includible in income to the extent they exceed the unrecovered investment in the contract, or

    . if distributed in accordance with the selected annuity option are fully excludable from income until the remaining investment in the contract is deemed to be recovered.

   Thereafter, all annuity payments are fully includible in income.

5. Penalty Tax on Premature Distributions

   A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

    . received on or after you reach age 59 1/2,

    . due to your disability,

    . made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death,

    . made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated beneficiary (within the meaning of the tax law),

    . made under a Contract purchased with a single premium when the annuity starting date is no later than a year from Contract purchase and substantially equal periodic payments are made at least annually, or

    . made with annuities used with certain structured settlement agreements.

6. Aggregation of Contracts

   The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

7. Loss of Interest Deduction Where Contracts are Held by or for the Benefit of Certain Non-Natural Persons

   For Contracts issued after June 8, 1997 to a non-natural owner, all or some portion of otherwise deductible interest may not be deductible by the owner. However, this interest deduction disallowance does not affect Contracts where the Owner is taxable each year on the investment income under the Contract. Entities considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax adviser.

D. Qualified Plans

   The Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans"). Such Contracts are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. Persons intending to use the contract in connection with qualified plans should consult a tax advisor.

   The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, the number of allowable loans and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If this Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the annuity options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

   Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution.

   If you purchase a Qualified Contract with a GRIB rider and elect to receive a lump sum payment of a portion of the annuity income payments, it is possible that the remaining annuity income payments will not satisfy the minimum distribution requirements. You should consult a tax adviser about the implications under the minimum distribution requirements of taking a lump sum payment under the GRIB rider.

   A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

    . received after you reach age 59 1/2,

    . received after your death or because of your disability, or

    . made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated beneficiary.

   In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may apply.

   Qualified Contracts are amended to conform to plan requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

1. Qualified Plan Types

   We may issue Contracts for the following types of Qualified Plans.

   Individual Retirement Annuities. The Code permits eligible individuals to contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of Qualified Plans may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund an "Education IRA."

   IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid or the account value. The Contract's optional death benefits (the GMDB and the EBDB) may in some circumstances exceed the greater of the Purchase Payments and the account value. It is possible that the optional death benefits could be viewed as providing life insurance with the result that a Contract with an optional death benefit would not qualify as an IRA.

   Simplified Employee Pensions (SEP IRAs). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser. As discussed above (See "Individual Retirement Annuities"), there is some uncertainty regarding the characterization of the Contract's optional death benefits for purposes of the rules governing IRAs, and thus as to whether a Contract with the GMDB or the EBDB will qualify as a SEP IRA.

   SIMPLE IRAs. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (See "Individual Retirement Annuities"), there is some uncertainty regarding the characterization of the Contract's optional death benefits for purposes of the rules governing IRAs, and thus as to whether a Contract with the GMDB or the EBDB will qualify as a SIMPLE IRA.

   Roth IRAs. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain respects, including:

    . Roth IRA contributions are never deductible,

    . qualified distributions" from a Roth IRA are excludable from income,

    . mandatory distribution rules do not apply before death,

    . a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code,

    . special eligibility requirements apply, and

    . contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.

   All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. You must be eligible for a qualified rollover contribution to convert an IRA to a Roth IRA. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion. Persons with adjusted gross incomes in excess of $100,000 or who are married and file a separate return are not eligible to make a qualified rollover contribution or a transfer in a taxable year from a non-Roth IRA to a Roth IRA.

   Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer.

   As discussed above (See "Individual Retirement Annuities"), there is some uncertainty regarding the characterization of the Contract's optional death benefits for purposes of the rules governing IRAs, and thus as to whether a Contract with the GMDB or the EBDB will qualify as a Roth IRA.

   Tax-Sheltered Annuities. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the Contracts. In particular, you should consider that the Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to you. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the death benefit under the Contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless you also purchase a life insurance contract as part of your tax-sheltered annuity plan.

   Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

    . contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

    . earnings on those contributions, and

    . earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

   These amounts can be paid only if you have reached age 59 1/2, separated from service, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

   Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. Direct Rollovers

   If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such a qualified retirement plan, excluding certain amounts such as:

    . minimum distributions required under Section 401(a)(9) of the Code, and

    . certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments."

   Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain Qualified Plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. Federal Income Tax Withholding

   We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless the payee notifies us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

                           DISTRIBUTION OF CONTRACTS

   The Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. The agents are also registered representatives of registered broker-dealers who are members of the National Association of Securities Dealers, Inc. Sales commissions may vary, but are not expected to exceed 6.25% of Purchase Payments. In addition to commissions, we may pay additional promotional incentives, in the form of cash or other compensation, to selling broker-dealers. These incentives may be offered to certain licensed broker-dealers that sell or are expected to sell certain minimum amounts during specified time periods. The Contracts are distributed through the principal underwriter for the Separate Account:

    Investors Brokerage Services, Inc. ("IBS")
    1 Kemper Drive
    Long Grove, Illinois, 60049

   IBS is our wholly-owned subsidiary. IBS enters into selling group agreements with affiliated and unaffiliated broker-dealers. All of the investment options may not be available to all Owners. The investment options are available only under Contracts that are sold or serviced by broker-dealers having a selling group agreement with IBS authorizing the sale of Contracts with the investment options specified in this Prospectus. Other distributors may sell and service contracts with different investment options.

                                 VOTING RIGHTS

   Proxy materials in connection with any Fund shareholder meeting are delivered to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. We vote all Fund shares proportionately in accordance with instructions received from Owners. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote. A Fund is not required to hold annual shareholders' meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

   Owners have voting rights in a Fund or Portfolio based upon the Owner's proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before surrender, the Annuity Date or the death of the Annuitant. Thereafter, the payee entitled to receive Variable Annuity payments has voting rights. During the Annuity Period, Annuitants' voting rights decrease as Annuity Units decrease.

                    REPORTS TO CONTRACT OWNERS AND INQUIRIES

   Each calendar quarter we send you a statement showing amounts credited to each Subaccount and to the Fixed Account Option. It also shows the interest rate(s) that we are crediting upon amounts held in the Fixed Account Option. In addition, if you transfer amounts among the investment options or make additional payments, you receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Funds or Portfolios that underlie the Subaccounts in which you invest and a list of the securities held by that Fund or Portfolio. Read all reports carefully. If you find any errors, please contact us promptly to correct them.

   You may direct inquiries to the selling agent or may call (888) 477-9700 or write to Kemper Investors Life Insurance Company, Contact Center, 1 Kemper Drive, Long Grove, Illinois 60049.

                             DOLLAR COST AVERAGING

   Under our Dollar Cost Averaging program, a predesignated portion of the Scudder Money Market or Scudder Government Securities Subaccount Value is automatically transferred monthly for a specified duration to other Subaccounts and the General Account. The Dollar Cost Averaging program is available only during the Accumulation Period. You may also elect transfers from the General Account on a quarterly basis. You may enroll any time by completing our Dollar Cost Averaging form. Transfers are made on the second Tuesday of the month. We must receive the enrollment form at least five business days before the transfer date.

   The minimum transfer amount is $500 per Subaccount or General Account. The total Contract Value in the Scudder Money Market or Scudder Government Securities Subaccount at the time Dollar Cost Averaging is elected must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

   Dollar Cost Averaging ends if:

    . the number of designated monthly transfers has been completed,

    . Contract Value in the transferring account is insufficient to complete the next transfer; the remaining amount is transferred,

    . we receive your written termination at least five business days before the next transfer date, or

    . the Contract is surrendered or annuitized.

   If the General Account balance is at least $10,000, you may elect automatic calendar quarter transfers of interest accrued in the General Account to one or more of the Subaccounts. Transfers are made within five business days of the end of the calendar quarter. We must receive the enrollment form at least ten days before the end of the calendar quarter.

   Dollar Cost Averaging is not available during the Annuity Period.

                          SYSTEMATIC WITHDRAWAL PLAN

   We offer a Systematic Withdrawal Plan ("SWP") allowing you to preauthorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts from the General Account or from any of the Subaccounts on a monthly, quarterly, semi-annual or annual basis. The SWP is available when you request a minimum $100 periodic payment. If the amounts distributed under the SWP exceed the free withdrawal amount, the Withdrawal Charge is applied on any amounts exceeding the free withdrawal amount. Withdrawals taken under the SWP may be subject to the 10% tax penalty on early withdrawals and to income taxes and withholding. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give thirty days' notice if we amend the SWP. The SWP may be terminated at any time by you or us.

                         ASSET ALLOCATION SERVICE

   You may elect, where available, to enter into a separate investment advisory agreement with our affiliate, PMG Asset Management, Inc. ("PMG"). PMG is registered as an investment adviser with the SEC. For a fee, PMG provides a discretionary asset allocation service under its Managed Investment Advisory Account ("MIAA") which is fully described in a separate disclosure statement. Under an agreement with PMG, BARRA RogersCasey ("BARRA") performs certain functions for the MIAA program. BARRA is an unaffiliated registered investment adviser. MIAA is not available in all states or through all distributors.

A. Summary of the Service Provided.

   Under MIAA, your Contract Value is allocated among certain Subaccounts and the General Account. PMG selects the appropriate allocation model based on your financial objectives and risk tolerance, utilizing BARRA's proprietary analysis of the Subaccounts and the underlying Funds. PMG then periodically transfers Contract Value between the Subaccounts and between the Subaccounts and the General Account, in accordance with your selected allocation model. Currently, if you enroll in the MIAA program, all of your Contract Value must be placed under the MIAA program. If you transfer your Contract Value placed under the MIAA program, your participation in the MIAA program will automatically end. In the future, however, we expect to make changes to permit you to place only a portion of your Contract Value under the MIAA program and to allocate the remainder yourself.

B. MIAA Charges.

   PMG's annual charge for the MIAA program is one-half of one percent (.50%) of the Contract Value allocated under the MIAA program. The MIAA Expense is paid by quarterly withdrawals from your Contract Value. The quarterly MIAA Expense with respect to the amount in each Subaccount covered by the MIAA program equals the average daily number of units in that Subaccount covered by the MIAA program, multiplied by the ending unit value for that Subaccount plus amounts in the General Account covered by the MIAA program, and multiplied by
 .125%. You will also be charged an MIAA Initial Set Up Fee ("Set Up Fee") of $30.00. The MIAA Expense and Set Up Fee are in addition to the Contract Charges and Expenses appearing in the "Summary of Expenses".

C. Tax Treatment of Fees and Charges.

   This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted in the application of the law to individual circumstances.

   For Qualified Contracts, the MIAA Expense and Set Up Fee will not be treated as taxable distributions. For Non-Qualified Contracts, payments of MIAA Expense and Set Up Fee are treated as a taxable event. This means the MIAA Expense and Set Up Fee are taxable distributions to you and may subject you to an additional 10% tax penalty.

D. Risks to You.

   When you elect the MIAA program, you understand that:

    . all investments involve risk, the amount of which may vary significantly,

    . performance cannot be predicted or guaranteed, and

    . the value of your allocations in the Subaccounts will fluctuate due to market conditions and other factors.

   PMG has not authorized anyone to make any guarantee, either written or oral, that your investment objectives will be met.

   PMG seeks to perform services in a professional manner. However, except for negligence, malfeasance, or violations of applicable law, PMG and its officers, directors, agents and employees are not liable for any action performed or omitted to be performed or for any errors of judgment in your asset allocation or in transferring your Contract Value. The federal securities laws impose liabilities under certain circumstances on persons who act in good faith and, therefore, nothing herein in any way constitutes a waiver or limitation on any rights that you may have under federal securities laws.

E. Conflicts of Interest.

   The MIAA program is marketed directly by officers of PMG and through solicitors who recommend the MIAA program, but who have no discretionary investment authority. The PMG solicitor is a registered representative with a broker-dealer registered under the Securities Exchange Act of 1934. As such, the PMG solicitor may receive or may have received commissions for your purchase of your Contract. PMG solicitors may also receive a portion of the MIAA Expense (See "MIAA Charges") as compensation. You will be charged the same fees for the MIAA program whether or not a PMG solicitor is involved. Since the PMG solicitor may receive commissions for the purchase of your Contract and may receive a portion of the MIAA Expense charged to your Contract, there is a potential for a conflict of interest.

                         PROVISIONS OF PRIOR CONTRACTS

   Certain provisions of the Contract became effective upon the later of June 1, 1993 or the date of state approval. Please consult your Contract for its specific provisions. If the provisions are not yet approved in your state, you will receive an earlier version of the Contract and the following provisions will apply:

     Fixed Accumulation Options. Fixed accumulations and benefits under the prior contracts are provided in two Fixed Accumulation Options of the General Account. Any portion of the purchase payment allocated to a Fixed Accumulation Option is credited with interest daily at a rate declared by us in our sole discretion, but not less than 4%.

     Transfer During Accumulation Period. During the Accumulation Period, you may transfer the General Account II Contract value minus 125% of Debt twice during the Contract Year to one or more Subaccounts or to General Account I in the thirty day period following the anniversary of a Contract year or the thirty day period following the date of the confirmation statement provided for the period through the anniversary date, if later.

     Withdrawals During Accumulation Period. You may request a partial withdrawal subject to the following conditions:

      . The amount requested must be at least $500 or your entire interest in the Subaccount, General Account I or General Account II from which withdrawal is requested.

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      . Your Contract interest in the Subaccount, General Account I or
        General Account II from which the withdrawal is requested must be at least $500 after the withdrawal is completed.

     Loans. For non-ERISA loans under Section 403(b), the loan interest rate is 6%. While the loan is outstanding, the portion of the General Account Contract Value that equals the debt will earn interest at a rate 2% less than loan rate.

     Records Maintenance Charge. We will assess an annual Records Maintenance Charge of $25 during the Accumulation period against each contract which has participated in one or more of the Subaccounts during the calendar year whether or not any purchase payments have been made during the year. The imposition of the Records Maintenance Charge will be made on December 31st of each year.

     Annuity Unit Value and First Periodic Payment. For purposes of determining the value of an Annuity Unit and the amount of the first annuity payment, the assumed interest rate is 4%, which is also reflected in the annuity tables contained in the Contracts.

                               LEGAL PROCEEDINGS

   There are no material legal proceedings pending to which the Separate Account, KILICO or IBS is a party.

            TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION

   The Statement of Additional Information, Table of Contents is: Services to the Separate Account; Performance Information of Subaccounts; State Regulation; Experts; Financial Statements; and Appendix. The Statement of Additional Information should be read in conjunction with this Prospectus.

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                                   APPENDIX

  KEMPER INVESTORS LIFE INSURANCE COMPANY DEFERRED FIXED AND VARIABLE ANNUITY
               IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT

   This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities
(IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRA). Further information can be obtained from Kemper Investors Life Insurance Company and from any district office of the Internal Revenue Service.

A. Revocation

   Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money. To do so, write Kemper Investors Life Insurance Company, 1 Kemper Drive, Long Grove, Illinois 60049, or call (888) 477-9700.

B. Statutory Requirements

   This Contract is intended to meet the requirements of Section 408(b) of the Internal Revenue Code (Code), Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

   1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the owner must be nonforfeitable.

   2. The Contract must be nontransferable by the owner.

   3. The Contract must have flexible premiums.

   4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date)(see "Required Distributions"). However, Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2), and the incidental death benefit requirements of
Section 401(a) of the Code, do not apply to Roth IRAs.

   If you die before your entire interest in your Contract is distributed, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated beneficiary may elect to receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the designated beneficiary is your spouse, the Contract will be treated as his or her own IRA, or, where applicable, Roth IRA.

   5. Except in the case of a rollover contribution or a direct transfer (see "Rollovers and Direct Transfers"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), (1) all contributions to an IRA, including a Roth IRA, must be cash contributions which do not exceed $2,000 for any taxable year, and (2) all contributions to a SIMPLE IRA must be cash contributions, including matching or nonelective employer contributions (see "SIMPLE IRAs"), which do not exceed $6,000 for any year (as adjusted for inflation).

   6. The Contract must be for the exclusive benefit of you and your beneficiaries.

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C. Rollovers and Direct Transfers for IRAs and SIMPLE IRAs

   1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments under an IRA. In one, you transfer amounts from one IRA to another. With the other, you transfer amounts from a qualified employee benefit plan or tax-sheltered annuity to an IRA. Tax-free rollovers can be made from a SIMPLE IRA to another SIMPLE IRA or to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA after a two-year period has expired since the individual first participated in a SIMPLE plan.

   2. You must complete the transfer by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA.

   3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

   4. A direct transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

   5. All or a part of the premium for this Contract used as an IRA may be paid from a rollover from an IRA, qualified pension or profit-sharing plan or tax-sheltered annuity, or from a direct transfer from another IRA. All or part of the premium for this Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE IRA or SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA or SIMPLE Individual Retirement Account.

   6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan or tax-sheltered annuity will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. Contribution Limits and Allowance of Deduction for IRAs

   1. In general, the amount you can contribute each year to an IRA is the lesser of $2,000 or your taxable compensation for the year. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans is compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.

   2. In the case of a married couple filing a joint return, up to $2,000 can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $4,000 for the year. Previously, if one spouse had no compensation or elected to be treated as having no compensation, the total combined contributions to both IRAs could not be more than $2,250.

   3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

     a. $2,000, or

     b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

   The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.

   4. Even if your spouse is covered by an employer retirement plan, you may be able to deduct your contributions to an IRA if you are not covered by an employer plan. The deduction is limited to $2,000 and it must be reduced if your adjusted gross income on a joint return is more than $150,000 but less than $160,000. Your deduction is eliminated if your income on a joint return is $160,000 or more.

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   5. Contributions to your IRA can be made at any time. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

   6. You cannot make a contribution other than a rollover contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.

E. SEP IRAs

   1. SEP IRA rules concerning eligibility and contributions are governed by Code Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $30,000 or 15% of compensation.

   2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor). Information about the Kemper SEP is available upon request.

F. Simple IRAs

   1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

   2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $6,000 (as adjusted for inflation) for the year. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a nonelective contribution equal to 2 percent of your compensation for the year (up to $150,000 of compensation, as adjusted for inflation). No other contributions may be made to a SIMPLE IRA.

   3. Employee elective contributions and employer contributions (i.e., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.

   4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (e.g., the individual has terminated employment), and two years has passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. Tax Status of the Contract and Distributions for IRAs and Simple IRAs

   1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

   2. In general, taxable distributions are included in your gross income in the year you receive them.

   3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

   4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. Required Distributions for IRAs and Simple IRAs

   You must start receiving minimum distributions required under the Contract and Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (i.e., the required beginning date).

   Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over the life or the lives of you and your spouse, provided that, if installments are guaranteed, the guaranty period does not exceed the lesser of 20 years or the applicable life expectancy.

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   The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated beneficiary. Life expectancies are determined using the expected return multiple tables shown in IRS Publication 590 "Individual Retirement Arrangements." To obtain a free copy of IRS Publication 590 and other IRS forms, phone the IRS toll free at 1-800-729-3676 or write the IRS Forms Distribution Center for your area as shown in your income tax return instructions.

   If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

   If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. Roth IRAs

   1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.

   2. The IRS is not presently accepting submissions for opinion letters approving annuities as Roth IRAs, but will issue in the future procedures for requesting such opinion letters. We will apply for approval as soon as possible after the IRS issues its procedures on this matter. Such approval will be a determination only as to the form of the annuity, and will not represent a determination of the merits of the annuity.

   3. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract after we obtain approval of the endorsement from the IRS and your state insurance department. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Internal Revenue Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

   4. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.

J. Eligibility and Contributions for Roth IRAs

   1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70 1/2.

   2. The aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of $2,000 and 100% of your compensation for the taxable year. However, if you file a joint return and receive less compensation for the taxable year than your spouse, the contribution limit for the taxable year is the lesser of $2,000 and the sum of (1) your compensation for the taxable year, and (2) your spouse's compensation for the taxable year reduced by any deductible contributions to an IRA of your spouse, and by any contributions to a Roth IRA for your spouse, for the taxable year.

   The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

     (a) the excess of (i) your adjusted gross income for the taxable year, over (ii) the "applicable dollar amount," bears to

     (b) $15,000 (or $10,000 if you are married).

   For this purpose, "adjusted gross income" is determined under the Code and
(1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the "applicable dollar amount" is

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equal to $150,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $95,000 for any other individual.

   A "qualified rollover contribution" (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. Rollovers, Transfers and Conversions to Roth IRAs

   1. Rollovers and Transfers--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under
Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.

   You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.

   The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

   2. Taxation of Rollovers and Transfers to Roth IRAs--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

   In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code
Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply. If such a rollover or transfer occurred before January 1, 1999, any portion of the amount rolled over or transferred which is required to be included in gross income will be so included ratably over the 4-taxable year period beginning with the taxable year in which the rollover or transfer is made.

   3. Transfers of Excess IRA Contributions to Roth IRAs--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

   4. Taxation of Conversions of IRAs to Roth IRAs--All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.

   A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

   Under some circumstances, it might not be advisable to rollover, transfer, or convert all or part of an IRA to a Roth IRA. Whether you should do so will depend on your particular facts and circumstances, including, but not limited to, such factors as whether you qualify to make such a rollover, transfer, or conversion, your financial situation, age, current and future income needs, years to retirement, current and future tax rates, your ability and desire to pay current income taxes with respect to amounts rolled over, transferred, or converted, and whether such taxes might need to be paid with withdrawals from your Roth IRA (see discussion below of "Nonqualified Distributions"). You should consult a qualified tax adviser before rolling over, transferring, or converting all or part of an IRA to a Roth IRA.

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   5. Separate Roth IRAs--Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. Income Tax Consequences of Roth IRAs

   1. Qualified Distributions--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (i.e., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

   2. Nonqualified Distributions--A distribution from a Roth IRA which is not a qualified distribution is taxed under Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed,
(a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

   An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1/2, unless one of the exceptions discussed in Section N applies.

M. Tax on Excess Contributions

   1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it.

   2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. Tax on Premature Distributions

   There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply:

     1. To amounts that are rolled over tax free;

     2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);


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     3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your beneficiary; or

     4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums.

O. Excise Tax Reporting

   Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. Borrowing

   If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note:
This Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. Reporting

   We will provide you with any reports required by the Internal Revenue
Service.

R. Estate Tax

   Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. Financial Disclosure

   1. If contributions to the Contract are made by other than rollover contributions and direct transfers, the following information based on the charts shown on the next pages, which assumes you were to make a level contribution to the fixed account at the beginning of each year of $1,000 must be completed prior to your signing the enrollment application.

           End of       Lump Sum Termination         At          Lump Sum Termination
            Year         Value of Contract*          Age          Value of Contract*
           ------       --------------------         ---         --------------------
             1                                       60
             2                                       65
             3                                       70
             4
             5

---------

*Includes applicable withdrawal charges as described in Item T below.

   2. If contributions to the Contract are made by rollover contributions and/or direct transfers, the following information, based on the charts shown on the next page, and all of which assumes you make one contribution to the fixed account of $1,000 at the beginning of this year, must be completed prior to your signing the enrollment application.

           End of       Lump Sum Termination         At          Lump Sum Termination
            Year         Value of Contract*          Age          Value of Contract*
           ------       --------------------         ---         --------------------
             1                                       60
             2                                       65
             3                                       70
             4
             5

---------

*Includes applicable withdrawal charges as described in Item T below.

T. Financial Disclosure for the Separate Account (Variable Account)

   1. If on the enrollment application you indicated an allocation to a Subaccount, this Contract will be assessed a daily charge of an amount which will equal an aggregate of 1.30% per annum for Periodic Payment Contracts.

   2. A maximum annual records maintenance charge of $30.00 will be assessed ratably each quarter against the Separate Account value, if you have participated in a Subaccount during the year. If insufficient values are in the Subaccounts when the charge is assessed, the charge will be assessed against General Account value.

   3. Withdrawal (early annuitization) charges will be assessed based on the years elapsed since the purchase payments (in a given contract year) were received by KILICO; under 1 year, 6%; over 1 to 2 years, 5%; over 2 to 3 years, 4%; over 3 to 4 years, 3%; over 4 to 5 years, 2%; over 5 to 6 years, 1%; 6th year and thereafter, 0%.

   4. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading "Accumulation Unit Value."

   5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

   GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.)

 End
  of    Termination End of Termination End of Termination End of Termination
 Year     Values*    Year    Values*    Year    Values*    Year    Values*
 ----   ----------- ------ ----------- ------ ----------- ------ -----------
   1      $ 1,000     14     $17,371     27     $41,703     40    $ 77,436
   2        2,000     15      18,929     28      43,991     41      80,796
   3        3,038     16      20,534     29      46,348     42      84,256
   4        4,130     17      22,187     30      48,775     43      87,821
   5        5,264     18      23,889     31      51,275     44      91,492
   6        6,442     19      25,643     32      53,850     45      95,274
   7        7,665     20      27,449     33      56,503     46      99,169
   8        8,932     21      29,309     34      59,235     47     103,181
   9       10,236     22      31,225     35      62,048     48     107,313
  10       11,580     23      33,199     36      64,947     49     111,569
  11       12,965     24      35,232     37      67,932     50     115,953
  12       14,390     25      37,326     38      71,007
  13       15,859     26      39,482     39      74,174

   GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 SINGLE PREMIUM.)

 End
  of    Termination End of Termination End of Termination End of Termination
 Year     Values*    Year    Values*    Year    Values*    Year    Values*
 ----   ----------- ------ ----------- ------ ----------- ------ -----------
   1      $1,000      14     $1,513      27     $2,221      40     $3,262
   2       1,013      15      1,558      28      2,288      41      3,360
   3       1,053      16      1,605      29      2,357      42      3,461
   4       1,095      17      1,653      30      2,427      43      3,565
   5       1,138      18      1,702      31      2,500      44      3,671
   6       1,183      19      1,754      32      2,575      45      3,782
   7       1,230      20      1,806      33      2,652      46      3,895
   8       1,267      21      1,860      34      2,732      47      4,012
   9       1,305      22      1,916      35      2,814      48      4,132
  10       1,344      23      1,974      36      2,898      49      4,256
  11       1,384      24      2,033      37      2,985      50      4,384
  12       1,426      25      2,094      38      3,075
  13       1,469      26      2,157      39      3,167

---------
*Includes applicable withdrawal charges.

                      STATEMENT OF ADDITIONAL INFORMATION

                                  May 1, 2001

                               PERIODIC PAYMENT
                           VARIABLE ANNUITY CONTRACTS

                             KEMPER ADVANTAGE III

                                   Issued By

                    KEMPER INVESTORS LIFE INSURANCE COMPANY

                              in Connection With

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

    HOME OFFICE: 1 Kemper Drive, Long Grove, Illinois 60049  (888) 477-9700

This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated May 1, 2001. The Prospectus may be obtained from Kemper Investors Life Insurance Company by writing or calling the address or telephone number listed above.


                               TABLE OF CONTENTS

                                                                        Page
                                                                        ----

Services to the Separate Account......................................  B-1
Performance Information of Subaccounts................................  B-1
State Regulation......................................................  B-13
Experts...............................................................  B-14
Financial Statements..................................................  B-14
Appendix..............................................................  B-78

                       SERVICES TO THE SEPARATE ACCOUNT


Kemper Investors Life Insurance Company ("KILICO") maintains the books and records of the KILICO Variable Annuity Separate Account (the "Separate Account"). KILICO holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of KILICO. KILICO maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the charge for mortality and expense risk and administrative expenses, and records maintenance charge (as described in the Prospectus) are borne by KILICO.


The independent auditors for the Separate Account are PricewaterhouseCoopers LLP, Chicago, Illinois, for the years ended December 31, 2000, 1999 and 1998. PricewaterhouseCoopers LLP performed the annual audit of the financial statements of the Separate Account and KILICO for the years ended December 31, 2000, 1999,and 1998.

The Contracts are sold by licensed insurance agents, where the Contracts may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. The Contracts are distributed through the principal underwriter for the Separate Account, Investors Brokerage Services, Inc. ("IBS"), a wholly owned subsidiary of KILICO, which enters into selling group agreements with affiliated and unaffiliated broker-dealers. Subject to the provisions of the Contracts, units of the Subaccounts under the Contract are offered on a continuous basis.


KILICO pays commissions to the seller which may vary but are not anticipated to exceed in the aggregate an amount equal to (6.25%) of Purchase Payments. During 2000, 1999, and 1998 KILICO incurred gross commissions payable of approximately $20.5, $19.9 and $14.8 million, respectively, to licensed insurance agents.

                    PERFORMANCE INFORMATION OF SUBACCOUNTS

As described in the prospectus, a Subaccount's historical performance may be shown in the form of standardized "average annual total return" and nonstandardized "total return" calculations in the case of all Subaccounts; "yield" information may be provided in the case of the Scudder High Yield (formerly Kemper High Yield) Subaccount, Scudder Investment Grade Bond (formerly Kemper Investment Grade Bond) Subaccount, Scudder Government Securities (formerly Kemper Government Securities) Subaccount and the Scudder Bond (formerly Scudder VLIF Bond) Subaccount; and "yield" and "effective yield" information may be provided in the case of the Scudder Money Market (formerly Kemper Money Market) Subaccount. These various measures of performance are described below.

A Subaccount's standardized average annual total return quotation is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. The standardized average annual total return for a Subaccount for a specific period is found by first taking a hypothetical $1,000 investment in each of the Subaccount's units on the first day of the period at the maximum offering price, which is the Accumulation Unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value reflects the effect of the applicable Withdrawal Charge that may be imposed at the end of the period as well as all other recurring charges and fees applicable
under the Contract to all Contract Owner accounts.    The redeemable value does
not reflect the effect of premium taxes. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage carried to the nearest hundredth of one percent. Average annual total return figures are annualized and, therefore, represent the average annual percentage change in the value of a Subaccount over the applicable period.

In general, there is no formula prescribed for calculating nonstandardized total return performance. Nonstandardized total return performance for a specific period is calculated by first taking an investment (assumed to be $10,000 below) in each Subaccount's units on the first day of the period at the maximum offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending value ("ending value") of that investment at the end of the period. The ending value does not reflect the effect of premium tax and the Withdrawal Charge. The nonstandardized total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. An assumed investment of $10,000 was chosen because that approximates the size of a typical account. The account size used affects the performance figure because the Records Maintenance Charge is a fixed per account charge. Both annualized and nonannualized (cumulative) nonstandardized total return figures may be provided. Annualized non standardized total return figures represent the average annual percentage change in the value of a Subaccount over the applicable period while nonannualized (cumulative) figures represent the actual percentage change over the applicable period.

Standardized average annual total return quotations will be current to the last day of the calendar quarter and nonstandardized total return quotations will be current to the last day of the calendar month preceding the date on which an advertisement is submitted for publication. Standardized average annual total return will cover periods of one, three, five and ten years, if applicable, and a period covering the time the underlying Portfolio has been held in a Subaccount (life of Subaccount). Nonstandardized total return will cover periods of one, three, five and ten years, if applicable, and a period covering the time the underlying Portfolio held in a Subaccount has been in existence (life of Portfolio). For those underlying Portfolios which have not been held as Subaccounts within the Separate Account for one of the quoted periods, the nonstandardized total return quotations will show the investment performance such underlying Portfolios would have achieved (reduced by the applicable charges) had they been held as Subaccounts within the Separate Account for the period quoted.

Performance information will be shown for periods from April 6, 1982 (inception) for the Scudder Money Market (formerly Kemper Money Market) Subaccount, Scudder Total Return (formerly Kemper Total Return) Subaccount and Scudder High Yield (formerly Kemper High Yield) Subaccount, and for periods from December 9, 1983 (inception) for the Scudder Growth (formerly Kemper Growth) Subaccount. This performance information is stated to reflect that the Separate Account was reorganized on November 3, 1989 as a unit investment trust with Subaccounts investing in corresponding Portfolios of the Fund. In addition, on that date the Scudder Government Securities (formerly Kemper Government Securities) Subaccount was added to the Separate Account to invest in the Fund's Government Securities Portfolio. For the Scudder Government Securities (formerly Kemper Government Securities) Subaccount, performance figures will reflect investment experience as if the Scudder Government Securities (formerly Kemper Government Securities) Subaccount had been available under the Contracts since September 3, 1987, the inception date of the Scudder Government Securities (formerly Kemper Government Securities) Portfolio.

The yield for the Scudder High Yield (formerly Kemper High Yield) Subaccount, the Scudder Investment Grade Bond (formerly Kemper Investment Grade Bond) Subaccount, the Scudder Government Securities (formerly Kemper Government Securities) Subaccount, and the Scudder Bond (formerly Scudder VLIF Bond) Subaccount is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. The yields for the Scudder High Yield (formerly Kemper High Yield) Subaccount, the Scudder Government Securities (formerly Kemper Government Securities) Subaccount, the Scudder Investment Grade Bond (formerly Kemper Investment Grade Bond) Subaccount and the Scudder Bond (formerly Scudder VLIF Bond) Subaccount, based upon the one month period ended March 31, 2001 were 10.63%, 4.10%, 4.42% and 3.95% respectively. The yield quotation is computed by dividing the net investment income per unit earned during the specified one month or 30-day period by the accumulation unit values on the last day of the period, according to the following formula that assumes a semi-annual reinvestment of income:

                      YIELD  =  2[(   a-b    +1)/6/ - 1]
                                    --------
                                      cd

a=net dividends and interest earned during the period by the Fund attributable to the Subaccount

b=expenses accrued for the period (net of reimbursements)

c=the average daily number of Accumulation Units outstanding during the period

d=the Accumulation Unit value per unit on the last day of the period

The yield of each Subaccount reflects the deduction of all recurring fees and charges applicable to each Subaccount, but does not reflect the deduction of withdrawal charges or premium taxes.

The Scudder Money Market (formerly Kemper Money Market) Subaccount's yield is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. Under that method, the current yield quotation is based on a seven-day period and computed as follows: the net change in the Accumulation Unit Value during the period is divided by the Accumulation Unit Value at the beginning of the period ("base period return") and the result is divided by 7 and multiplied by 365 and the current yield figure carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of the Account's portfolio are not included in the calculation. The Scudder Money Market (formerly Kemper Money Market) Subaccount's yield for the seven-day period ended March 31, 2001 was 3.42% and average portfolio maturity was 40 days.

The Scudder Money Market (formerly Kemper Money Market) Subaccount's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1) 365/7--1. The Scudder Money Market (formerly Kemper Money Market) Subaccount's effective yield for the seven day period ended March 31, 2001 was 3.48%.

In computing yield, the Separate Account follows certain standard accounting practices specified by Securities and Exchange Commission rules. These practices are not necessarily consistent with the accounting practices that the Separate Account uses in the preparation of its annual and semi-annual financial statements.

A Subaccount's performance quotations are based upon historical earnings and are not necessarily representative of future performance. The Subaccount's units are sold at Accumulation Unit value. Performance figures and Accumulation Unit value will fluctuate. Factors affecting a Subaccount's performance include general market conditions, operating expenses and investment management. Units of a Subaccount are redeemable at Accumulation Unit value, which may be more or less than original cost. The performance figures include the deduction of all expenses and fees, including a prorated portion of the Records Maintenance Charge. Redemptions within the first six years after purchase may be subject to a Withdrawal Charge that ranges from 6% the first year to 0% after six years. Yield, effective yield and nonstandardized total return do not reflect the effect of the Withdrawal Charge or premium taxes that may be imposed upon the redemption of units. Standardized average annual total return reflects the effect of the applicable Withdrawal Charge (but not premium tax) that may be imposed at the end of the period in question.

The Subaccounts may also provide comparative information on an annualized or nonannualized (cumulative) basis with regard to various indexes described in the Prospectus. In addition, the Subaccounts may provide performance analysis rankings of Lipper Analytical Services, Inc., the VARDS Report, Morningstar, Inc., Ibbotson Associates or Micropal. From time to time, the Separate Account may quote information from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA today, Institutional Investor, National Underwriter, Selling Life Insurance, Broker World, Registered Representative, Investment Adviser and VARDS.

The following tables include standardized average annual total return and nonstandardized total return quotations for various periods as of December 31, 2000. The standardized performance figures reflect the deduction of all expenses and fees, including the MIAA charge and a prorated portion of the Records Maintenance Charge. The standardized performance does not reflect the current charge for the Guaranteed Minimum Death Benefit rider, the Earnings Based Death Benefit rider and the Guaranteed Retirement Income Benefit rider. If such charges were reflected, standardized performance would be lower. The nonstandardized performance figures reflect the deduction of all expenses and fees, excluding a prorated portion of the Records Maintenance Charge. The nonstandardized performance does not reflect the current charge for the MIAA program, the Guaranteed Minimum Death Benefit rider, the Earnings Based Death Benefit rider and the Guaranteed Retirement Income Benefit rider. If such charges were reflected, nonstandardized performance would be lower.

                              PERFORMANCE FIGURES

                           (as of December 31, 2000)

The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investment return and principal value will fluctuate so that units, when redeemed, may be worth more or less than their original cost. See page B-9 for additional information.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         AVERAGE
                                                                                                                         ANNUAL
                                                                                                                          TOTAL
                                                                                              TOTAL RETURN(1)           RETURN(2)
                                                                                             (Non-Standardized)       Standardized
------------------------------------------------------------------------------------------------------------------------------------
                                                             Year-to-Date                 Cumulative    Annualized     Annualized
                                                                  (%)          Ending        (%)           (%)             (%)
                                                               Return(3)      Value(4)      Return        Return         Return
------------------------------------------------------------------------------------------------------------------------------------
Kemper Contrarian Value Subaccount                                 14.64%
   Life of Subaccount (from 05/01/96).....................                   $17,916          79.16%        13.31%          12.79%
   Life of Portfolio (from 05/01/96)......................                    17,916          79.16         13.31           12.79
   Three Years............................................                    11,963          19.63          6.16            4.76
   One Year...............................................                    11,464          14.64         14.64            8.33
------------------------------------------------------------------------------------------------------------------------------------
Kemper Value+Growth Subaccount                                     -5.13
   Life of Subaccount (from 05/01/96).....................                    18,217          82.17         13.72           13.20
   Life of Portfolio (from 05/01/96)......................                    18,217          82.17         13.72           13.20
   Three Years............................................                    12,945          29.45          8.98            7.56
   One Year...............................................                     9,487          -5.13         -5.13          -10.38
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Subaccount                                     -15.65
   Life of Subaccount (from 09/15/95).....................                    23,505         135.05         17.50           17.24
   Life of Portfolio (from 09/13/93)......................                    30,576         205.76         16.55             N/A
   Five Years.............................................                    22,748         127.48         17.87           17.38
   Three Years............................................                    16,057          60.57         17.10           15.59
   One Year...............................................                     8,435         -15.65        -15.65          -20.32
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Subaccount                               7.03
   Life of Subaccount (from 05/01/96).....................                    16,748          67.48         11.69           11.17
   Life of Portfolio (from 10/09/86)......................                    49,798         397.98         11.94             N/A
   Ten Years..............................................                    43,526         335.26         15.84             N/A
   Five Years.............................................                    17,661          76.61         12.05             N/A
   Three Years............................................                    12,380          23.80          7.38            5.97
   One Year...............................................                    10,703           7.03          7.03            1.13
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Subaccount                                    -12.12
   Life of Subaccount (from 05/01/96).....................                    20,726         107.26         16.91           16.38
   Life of Portfolio (from 10/09/86)......................                    72,111         621.11         14.89             N/A
   Ten Years..............................................                    54,595         445.95         18.50             N/A
   Five Years.............................................                    22,659         126.59         17.77             N/A
   Three Years............................................                    16,418          64.18         17.97           16.45
   One Year...............................................                     8,788         -12.12        -12.12          -16.99
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Subaccount                              -10.46
   Life of Subaccount (from 05/01/96).....................                    20,107         101.07         16.15           15.63
   Life of Portfolio (from 08/27/92)......................                    33,193         231.93         15.46             N/A
   Five Years.............................................                    21,430         114.30         16.47             N/A
   Three Years............................................                    13,493          34.93         10.50            9.06
   One Year...............................................                     8,954         -10.46        -10.46          -15.42
------------------------------------------------------------------------------------------------------------------------------------
Kemper Money Market Subaccount (7)                                  4.71
   Life of Subaccount (from 04/06/82).....................                    25,708         157.08          5.17            5.12
   Life of Portfolio (from 04/06/82)......................                    25,708         157.08          5.17            5.12
   Ten Years..............................................                    14,070          40.70          3.47            3.39
   Five Years.............................................                    12,124          21.24          3.93            3.45
   Three Years............................................                    11,251          12.51          4.01            2.63
   One Year...............................................                    10,471           4.71          4.71           -1.06
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         AVERAGE
                                                                                                                         ANNUAL
                                                                                                                          TOTAL
                                                                                              TOTAL RETURN(1)           RETURN(2)
                                                                                             (Non-Standardized)       Standardized
------------------------------------------------------------------------------------------------------------------------------------
                                                             Year-to-Date                 Cumulative    Annualized     Annualized
                                                                  (%)          Ending        (%)           (%)             (%)
                                                               Return(3)      Value(4)      Return        Return         Return
------------------------------------------------------------------------------------------------------------------------------------
Kemper High Yield Subaccount (6)                                   -9.85%
   Life of Subaccount (from 04/06/82).....................                   $55,102         451.02%         9.54%           9.52%
   Life of Portfolio (from 04/06/82)......................                    55,102         451.02          9.54            9.52
   Ten Years..............................................                    26,069         160.69         10.06           10.00
   Five Years.............................................                    11,294          12.94          2.46            1.98
   Three Years............................................                     9,105          -8.95         -3.08           -4.39
   One Year...............................................                     9,015          -9.85         -9.85          -14.84
------------------------------------------------------------------------------------------------------------------------------------
Kemper Government Securities Subaccount                             9.51
   Life of Subaccount (from 11/03/89).....................                    19,367          93.67          6.11            6.04
   Life of Portfolio (from 09/03/87)......................                    22,050         120.50          6.11             N/A
   Ten Years..............................................                    17,651          76.51          5.85            5.77
   Five Years.............................................                    12,522          25.22          4.60            4.12
   Three Years............................................                    11,500          15.00          4.77            3.38
   One Year...............................................                    10,951           9.51          9.51            3.47
------------------------------------------------------------------------------------------------------------------------------------
Kemper Investment Grade Bond Subaccount                             8.49
   Life of Subaccount (from 05/01/96).....................                    12,353          23.53          4.63            4.12
   Life of Portfolio (from 05/01/96)......................                    12,353          23.53          4.63            4.12
   Three Years............................................                    11,177          11.77          3.78            2.40
   One Year...............................................                    10,849           8.49          8.49            2.52
------------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF Bond Subaccount                                        9.14
   Life of Subaccount (from 05/01/99).....................                    10,689           6.89          4.10            1.13
   Life of Portfolio (from 07/16/85)......................                    26,550         165.50          6.52             N/A
   Ten Years..............................................                    18,315          83.15          6.24             N/A
   Five Years.............................................                    12,272          22.72          4.18             N/A
   Three Years............................................                    11,227          12.27          3.93             N/A
   One Year...............................................                    10,914           9.14          9.14            3.13
------------------------------------------------------------------------------------------------------------------------------------
Kemper Growth Subaccount                                          -20.09
   Life of Subaccount (from 12/09/83).....................                    75,118         651.18         12.55           12.53
   Life of Portfolio (from 12/09/83)......................                    75,118         651.18         12.55           12.53
   Ten Years..............................................                    40,039         300.39         14.88           14.85
   Five Years.............................................                    17,674          76.74         12.06           11.58
   Three Years............................................                    12,290          22.90          7.12            5.71
   One Year...............................................                     7,991         -20.09        -20.09          -24.53
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Subaccount                              -7.82
   Life of Subaccount (from 05/01/96).....................                    19,830          98.30         15.80           15.28
   Life of Portfolio (from 01/03/95)......................                    29,349         193.49         19.68             N/A
   Five Years.............................................                    21,275         112.75         16.30             N/A
   Three Years............................................                    14,508          45.08         13.21           11.74
   One Year...............................................                     9,218          -7.82         -7.82          -12.92
------------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Subaccount                             16.85
   Life of Subaccount (from 09/15/95).....................                    13,884          38.84          6.39            6.12
   Life of Portfolio (from 10/14/91)......................                    16,975          69.75          5.91             N/A
   Five Years.............................................                    13,829          38.29          6.70            6.22
   Three Years............................................                    10,443           4.43          1.45            0.10
   One Year...............................................                    11,685          16.85         16.85           10.42
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Subaccount                    -12.17
   Life of Subaccount (from 05/01/99).....................                    10,453           4.53          2.70           -0.23
   Life of Portfolio (from 10/07/93)......................                    31,133         211.33         17.00             N/A
   Five Years.............................................                    21,855         118.55         16.93             N/A
   Three Years............................................                    14,405          44.05         12.94             N/A
   One Year...............................................                     8,783         -12.17        -12.17          -17.03
------------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF Capital Growth Subaccount                            -11.06
   Life of Subaccount (from 05/01/98).....................                    12,473          24.73          8.64            7.05
   Life of Portfolio (from 07/16/85)......................                    76,846         668.46         14.09             N/A
   Ten Years..............................................                    44,905         349.05         16.21             N/A
   Five Years.............................................                    22,954         129.54         18.08             N/A
   Three Years............................................                    14,444          44.44         13.04             N/A
   One Year...............................................                     8,894         -11.06        -11.06          -15.98
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         AVERAGE
                                                                                                                         ANNUAL
                                                                                                                          TOTAL
                                                                                              TOTAL RETURN(1)           RETURN(2)
                                                                                             (Non-Standardized)       Standardized
------------------------------------------------------------------------------------------------------------------------------------
                                                             Year-to-Date                 Cumulative    Annualized     Annualized
                                                                  (%)          Ending        (%)           (%)             (%)
                                                               Return(3)      Value(4)      Return        Return         Return
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Subaccount                                  -15.87%
   Life of Subaccount (from 05/01/99).....................                   $10,009           0.09%         0.05%          -2.80%
   Life of Portfolio (from 01/06/89)......................                    71,181         611.81         17.79             N/A
   Ten Years..............................................                    56,508         465.08         18.91             N/A
   Five Years.............................................                    22,551         125.51         17.66             N/A
   Three Years............................................                    16,237          62.37         17.53             N/A
   One Year...............................................                     8,413         -15.87        -15.87          -20.53
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Subaccount                    -11.76
   Life of Subaccount (from 05/01/99).....................                     9,641          -3.59         -2.18           -4.98
   Life of Portfolio (from 10/30/97)......................                    13,849          38.49         10.83             N/A
   Three Years............................................                    12,875          28.75          8.79             N/A
   One Year...............................................                     8,824         -11.76        -11.76          -16.64
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Subaccount                               16.63
   Life of Subaccount (from 05/01/99).....................                    10,269           2.69          1.61           -1.29
   Life of Portfolio (from 05/01/96)......................                    16,365          63.65         11.13             N/A
   Three Years............................................                    11,811          18.11          5.71             N/A
   One Year...............................................                    11,663          16.63         16.63           10.21
------------------------------------------------------------------------------------------------------------------------------------
Kemper Small Cap Growth Subaccount                                -11.86
   Life of Subaccount (from 05/01/94).....................                    30,318         203.18         18.10           18.06
   Life of Portfolio (from 05/01/94)......................                    30,318         203.18         18.10           18.06
   Five Years.............................................                    23,087         130.86         18.21           17.72
   Three Years............................................                    13,682          36.82         11.02            9.57
   One Year...............................................                     8,814         -11.86        -11.86          -16.74
------------------------------------------------------------------------------------------------------------------------------------
Kemper Small Cap Value Subaccount                                   2.72
   Life of Subaccount (from 05/01/96).....................                    11,082          10.82          2.23            1.72
   Life of Portfolio (from 05/01/96)......................                    11,082          10.82          2.23            1.72
   Three Years............................................                     9,132          -8.68         -2.98           -4.29
   One Year...............................................                    10,272           2.72          2.72           -2.95
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Subaccount                          -32.69
   Life of Subaccount (from 09/15/95).....................                    24,839         148.39         18.73           18.47
   Life of Portfolio (from 09/13/93)......................                    40,136         301.36         20.98             N/A
   Five Years.............................................                    23,523         135.23         18.66           18.17
   Three Years............................................                    19,850          98.50         25.68           24.07
   One Year...............................................                     6,731         -32.69        -32.69          -36.45
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Subaccount                              -12.45
   Life of Subaccount (from 05/01/99).....................                    12,449          24.49         14.10           10.87
   Life of Portfolio (from 12/31/94)......................                    22,197         121.97         14.21             N/A
   Five Years.............................................                    16,921          69.21         11.09             N/A
   Three Years............................................                    11,640          16.40          5.19             N/A
   One Year...............................................                     8,755         -12.45        -12.45          -17.30
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Subaccount                    -28.13
   Life of Subaccount (from 05/01/99).....................                     9,872          -1.28         -0.78           -3.61
   Life of Portfolio (from 09/21/88)......................                    52,619         426.19         14.48             N/A
   Ten Years..............................................                    31,356         213.56         12.11             N/A
   Five Years.............................................                    13,122          31.22          5.58             N/A
   Three Years............................................                    11,604          16.04          5.09             N/A
   One Year...............................................                     7,187         -28.13        -28.13          -32.13
------------------------------------------------------------------------------------------------------------------------------------
Kemper International Subaccount (5)                               -21.51
   Life of Subaccount (from 01/06/92).....................                    20,762         107.62          8.47            8.41
   Life of Portfolio (from 01/06/92)......................                    20,762         107.62          8.47            8.41
   Five Years.............................................                    15,236          52.36          8.79            8.31
   Three Years............................................                    12,263          22.63          7.04            5.63
   One Year...............................................                     7,849         -21.51        -21.51          -25.86
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         AVERAGE
                                                                                                                         ANNUAL
                                                                                                                          TOTAL
                                                                                              TOTAL RETURN(1)           RETURN(2)
                                                                                             (Non-Standardized)       Standardized
------------------------------------------------------------------------------------------------------------------------------------
                                                             Year-to-Date                 Cumulative    Annualized     Annualized
                                                                  (%)          Ending        (%)           (%)             (%)
                                                               Return(3)      Value(4)      Return        Return         Return
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Subaccount (5)                       -16.75%
   Life of Subaccount (from 09/15/95).....................                   $27,555         175.55%        21.08%          20.82%
   Life of Portfolio (from 09/13/93)......................                    39,503         295.03         20.72             N/A
   Five Years.............................................                    26,417         164.17         21.44           20.95
   Three Years............................................                    17,200          72.00         19.82           18.27
   One Year...............................................                     8,325         -16.75        -16.75          -21.37
------------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Subaccount (5)                         -41.20
   Life of Subaccount( from 09/15/95).....................                     8,295         -17.05         -3.47           -3.77
   Life of Portfolio (from 03/30/94)......................                     8,043         -19.57         -3.17             N/A
   Five Years.............................................                     8,685         -13.15         -2.78           -3.27
   Three Years............................................                     9,378          -6.22         -2.12           -3.43
   One Year...............................................                     5,880         -41.20        -41.20          -44.50
------------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF International Subaccount (5)                         -22.71
   Life of Subaccount (from 05/01/98).....................                    11,777          17.77          6.33            4.77
   Life of Portfolio (from 05/01/87)......................                    32,748         227.48          9.06             N/A
   Ten Years..............................................                    25,865         158.65          9.97             N/A
   Five Years.............................................                    16,821          68.21         10.96             N/A
   Three Years............................................                    13,790          37.90         11.31             N/A
   One Year...............................................                     7,729         -22.71        -22.71          -27.00
------------------------------------------------------------------------------------------------------------------------------------
Kemper Total Return Subaccount (6)                                 -3.88
   Life of Subaccount (from 04/06/82).....................                    76,834         668.34         11.51           11.49
   Life of Portfolio (from 04/06/82)......................                    76,834         668.34         11.51           11.49
   Ten Years..............................................                    28,405         184.05         11.00           10.96
   Five Years.............................................                    16,901          69.01         11.07           10.58
   Three Years............................................                    12,383          23.83          7.39            5.97
   One Year...............................................                     9,612          -3.88         -3.88           -9.19
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Subaccount                                    -3.52
   Life of Subaccount (from 09/15/95).....................                    23,335         133.35         17.34           17.08
   Life of Portfolio (from 09/13/93)......................                    28,972         189.72         15.70             N/A
   Five Years.............................................                    22,120         121.20         17.21           16.72
   Three Years............................................                    16,003          60.03         16.97           15.46
   One Year...............................................                     9,648          -3.52         -3.52           -8.85
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Subaccount                           -5.16
   Life of Subaccount (from 05/01/96).....................                    15,374          53.74          9.66            9.14
   Life of Portfolio (from 09/06/89)......................                    29,706         197.06         10.10             N/A
   Ten Years..............................................                    28,086         180.86         10.88             N/A
   Five Years.............................................                    15,916          59.16          9.74             N/A
   Three Years............................................                    11,813          18.13          5.71            4.32
   One Year...............................................                     9,484          -5.16         -5.16          -10.40
------------------------------------------------------------------------------------------------------------------------------------
Kemper Horizon 20+ Subaccount                                     -10.24
   Life of Subaccount (from 05/01/96).....................                    14,696          46.96          8.60            8.09
   Life of Portfolio (from 05/01/96)......................                    14,696          46.96          8.60            8.09
   Three Years............................................                    10,803           8.03          2.61            1.25
   One Year...............................................                     8,976         -10.24        -10.24          -15.20
------------------------------------------------------------------------------------------------------------------------------------
Kemper Horizon 10+ Subaccount                                      -6.06
   Life of Subaccount (from 05/01/96).....................                    14,059          40.59          7.57            7.06
   Life of Portfolio (from 05/01/96)......................                    14,059          40.59          7.57            7.06
   Three Years............................................                    11,046          10.46          3.37            2.00
   One Year...............................................                     9,394          -6.06         -6.06          -11.26
------------------------------------------------------------------------------------------------------------------------------------
Kemper Horizon 5 Subaccount                                        -1.55
   Life of Subaccount (from 05/01/96).....................                    13,346          33.46          6.38            5.87
   Life of Portfolio (from 05/01/96)......................                    13,346          33.46          6.38            5.87
   Three Years............................................                    11,041          10.41          3.36            1.99
   One Year...............................................                     9,845          -1.55         -1.55           -6.99
------------------------------------------------------------------------------------------------------------------------------------

                          PERFORMANCE FIGURES--NOTES

*  N/A Not Applicable


No Accumulation Unit Values are shown for the Scudder Technology Growth (formerly Kemper Technology Growth), Alger American MidCap Growth and Credit Suisse Warburg Pincus Trust-Emerging Markets (formerly Warburg Pincus Trust-Emerging Markets) Subaccounts because they were not offered until January 8, 2001.

(1) The Nonstandardized Total Return figures quoted are based on a hypothetical $10,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract except for the Withdrawal charge and any charge for applicable premium taxes which may be imposed in certain states. The Nonstandardized Total Return figures do not reflect the current charge for the MIAA program, the Guaranteed Minimum Death Benefit rider, the Earnings Based Death Benefit rider and the Guaranteed Retirement Income Benefit rider. If such charges were reflected, Nonstandardized Total Return would be lower.

(2) The Standardized Average Annual Total Return figures quoted are based on a hypothetical $1,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract including the applicable Withdrawal Charge that may be imposed at the end of the quoted period. Premium taxes are not reflected. The Standardized Average Annual Total Return figures do not reflect the current charge for the MIAA program, the Guaranteed Minimum Death Benefit rider, the Earnings Based Death Benefit rider and the Guaranteed Retirement Income Benefit rider. If such charges were reflected, Standardized Average Annual Total Return would be lower.

(3) The Year to Date percentage return figures quoted are based on the change in unit values.

(4) The Ending Values quoted are based on a $10,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract except for the Withdrawal Charge and any charge for applicable premium taxes which may be imposed in certain states.

(5) There are special risks associated with investing in non-U.S. companies, including fluctuating foreign currency exchange rates, foreign governmental regulations and differing degrees of liquidity that may adversely affect portfolio securities.

(6) The high yield potential offered by these Subaccounts reflect the substantial risks associated with investments in high-yield bonds.


(7) An investment in the Kemper Money Market Subaccount is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Kemper Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

The following tables illustrate an assumed $10,000 investment in shares of certain Subaccounts. The ending value does not include the effect of the applicable Withdrawal Charge that may be imposed at the end of the period, and thus may be higher than if such charge were deducted. Each table covers the period from commencement of operations of the Subaccount to December 31, 2000. No information is shown for the Scudder Technology Growth (formerly Kemper Technology Growth), Alger American MidCap Growth and Credit Suisse Warburg Pincus Trust-Emerging Markets (formerly Warburg Pincus Trust-Emerging Markets) Subaccounts because they were not offered until after December 31, 2000.

                         KEMPER TOTAL RETURN SUBACCOUNT


                                                                                                      Non-
Year                                                                                     Qualified  Qualified
Ended                                                                                      Total      Total
12/31                                                                                      Value      Value
-----                                                                                    ---------  ---------

1982................................................................................       $12,336    $11,769
1983................................................................................        14,313     13,211
1984................................................................................        13,427     12,508
1985................................................................................        17,019     15,853
1986................................................................................        19,328     18,003
1987................................................................................        19,188     17,872
1988................................................................................        21,207     19,752
1989................................................................................        25,945     24,164
1990................................................................................        26,889     25,043
1991................................................................................        36,583     34,069
1992................................................................................        36,703     34,179
1993................................................................................        40,598     37,805
1994................................................................................        36,253     33,758
1995................................................................................        45,056     41,953
1996................................................................................        51,903     48,327
1997................................................................................        61,440     57,204
1998................................................................................        69,811     64,996
1999................................................................................        79,931     74,474
2000................................................................................        76,834     71,588

                          KEMPER HIGH YIELD SUBACCOUNT

                                                                                                      Non-
Year                                                                                     Qualified  Qualified
Ended                                                                                      Total      Total
12/31                                                                                      Value      Value
-----                                                                                    ---------  ---------
1982................................................................................       $12,363    $11,920
1983................................................................................        14,000     13,427
1984................................................................................        15,557     15,155
1985................................................................................        18,686     18,203
1986................................................................................        21,710     21,149
1987................................................................................        22,693     22,105
1988................................................................................        25,944     25,273
1989................................................................................        25,278     24,624
1990................................................................................        21,092     20,546
1991................................................................................        31,597     30,778
1992................................................................................        36,712     35,760
1993................................................................................        43,466     42,338
1994................................................................................        41,931     40,843
1995................................................................................        48,576     47,315
1996................................................................................        54,699     53,249

1997................................................................................        60,215     58,651
1998................................................................................        60,289     58,723
1999................................................................................        61,121     59,542
2000................................................................................        55,102     53,679

                        KEMPER INTERNATIONAL SUBACCOUNT

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
1992................................................................................                $   9,803
1993................................................................................                   12,836
1994................................................................................                   12,187
1995................................................................................                   13,559
1996................................................................................                   15,576
1997................................................................................                   16,818
1998................................................................................                   18,253
1999................................................................................                   26,451
2000................................................................................                   20,762

                       KEMPER SMALL CAP GROWTH SUBACCOUNT

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
1994................................................................................                $  10,296
1995................................................................................                   13,208
1996................................................................................                   16,680
1997................................................................................                   22,085
1998................................................................................                   25,795
1999................................................................................                   34,396
2000................................................................................                   30,318

                            KEMPER GROWTH SUBACCOUNT


                                                                                                      Non-
Year                                                                                     Qualified  Qualified
Ended                                                                                      Total      Total
12/31                                                                                      Value      Value
-----                                                                                    ---------  ---------
1983................................................................................       $10,290    $10,271
1984................................................................................        11,254     11,237
1985................................................................................        13,898     13,877
1986................................................................................        14,986     14,965
1987................................................................................        15,043     15,022
1988................................................................................        14,908     14,887
1989................................................................................        18,871     18,844
1990................................................................................        18,736     18,709
1991................................................................................        29,479     29,437
1992................................................................................        30,123     30,080
1993................................................................................        34,063     34,011
1994................................................................................        32,261     32,215
1995................................................................................        42,330     42,269

1996................................................................................        50,798     50,725
1997................................................................................        60,828     60,741
1998................................................................................        69,098     68,998
1999................................................................................        94,008     93,874
2000................................................................................        75,118     75,010


                       KEMPER MONEY MARKET SUBACCOUNT #1

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
1982................................................................................                $  10,747
1983................................................................................                   11,575
1984................................................................................                   12,630
1985................................................................................                   13,479
1986................................................................................                   14,185
1987................................................................................                   14,922
1988................................................................................                   15,827
1989................................................................................                   17,045
1990................................................................................                   18,195
1991................................................................................                   19,003
1992................................................................................                   19,385
1993................................................................................                   19,661
1994................................................................................                   20,157
1995................................................................................                   21,001
1996................................................................................                   21,755
1997................................................................................                   22,581
1998................................................................................                   23,418
1999................................................................................                   24,551
2000................................................................................                   25,708

                    KEMPER GOVERNMENT SECURITIES SUBACCOUNT

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
1987................................................................................                $  10,030
1988................................................................................                   10,232
1989................................................................................                   11,437
1990................................................................................                   12,396
1991................................................................................                   14,084
1992................................................................................                   14,708
1993................................................................................                   15,559
1994................................................................................                   14,925
1995................................................................................                   17,511
1996................................................................................                   17,711
1997................................................................................                   19,032
1998................................................................................                   20,092
1999................................................................................                   20,135
2000................................................................................                   22,050

                       KEMPER CONTRARIAN VALUE SUBACCOUNT

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
1996................................................................................                $  11,628
1997................................................................................                   14,954
1998................................................................................                   17,595
1999................................................................................                   15,628
2000................................................................................                   17,916

                    KEMPER INVESTMENT GRADE BOND SUBACCOUNT

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
1996................................................................................                $  10,260
1997................................................................................                   11,033
1998................................................................................                   11,746
1999................................................................................                   11,386
2000................................................................................                   12,353

                         KEMPER HORIZON 20+ SUBACCOUNT

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
1996................................................................................                $  11,422
1997................................................................................                   13,566
1998................................................................................                   15,123
1999................................................................................                   16,371
2000................................................................................                   14,696

                          KEMPER HORIZON 5 SUBACCOUNT

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
1996................................................................................                $  10,850
1997................................................................................                   12,049
1998................................................................................                   13,037
1999................................................................................                   13,556
2000................................................................................                   13,346

                       KEMPER SMALL CAP VALUE SUBACCOUNT

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
1996................................................................................                $  10,091
1997................................................................................                   12,117
1998................................................................................                   10,606
1999................................................................................                   10,789
2000................................................................................                   11,082

                         KEMPER VALUE+GROWTH SUBACCOUNT

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
1996................................................................................                $  11,354
1997................................................................................                   14,051
1998................................................................................                   16,656
1999................................................................................                   19,202
2000................................................................................                   18,217

                         KEMPER HORIZON 10+ SUBACCOUNT

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
1996................................................................................                $  11,028
1997................................................................................                   12,689
1998................................................................................                   13,941
1999................................................................................                   14,966
2000................................................................................                   14,059

                         JANUS ASPEN GROWTH SUBACCOUNT

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
1995................................................................................                $  10,327
1996................................................................................                   12,062
1997................................................................................                   14,602
1998................................................................................                   19,541
1999................................................................................                   27,865
2000................................................................................                   30,576

                    JANUS ASPEN WORLDWIDE GROWTH SUBACCOUNT

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
1995................................................................................                $  10,425
1996................................................................................                   13,266
1997................................................................................                   15,984
1998................................................................................                   20,330
1999................................................................................                   33,100
2000................................................................................                   39,503

                     LEXINGTON EMERGING MARKETS SUBACCOUNT

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
1995................................................................................                $   9,547
1996................................................................................                   10,111
1997................................................................................                    8,820
1998................................................................................                    6,244
1999................................................................................                   16,499
2000................................................................................                    8,295

                    JANUS ASPEN AGGRESSIVE GROWTH SUBACCOUNT

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
1995................................................................................                $  10,552
1996................................................................................                   11,231
1997................................................................................                   12,477
1998................................................................................                   16,524
1999................................................................................                   36,904
2000................................................................................                   24,839

                        JANUS ASPEN BALANCED SUBACCOUNT

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
1995................................................................................                $  10,547
1996................................................................................                   12,082
1997................................................................................                   14,549

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
1998................................................................................                   19,273
1999................................................................................                   24,188
2000................................................................................                   23,335

                     LEXINGTON NATURAL RESOURCES SUBACCOUNT

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
1995................................................................................                $  10,032
1996................................................................................                   12,556
1997................................................................................                   13,272
1998................................................................................                   10,523
1999................................................................................                   11,882
2000................................................................................                   13,884

                     FIDELITY VIP EQUITY-INCOME SUBACCOUNT

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
1996................................................................................                $  10,687
1997................................................................................                   13,502
1998................................................................................                   14,867
1999................................................................................                   15,647
2000................................................................................                   16,748

                    FIDELITY VIP II ASSET MANAGER SUBACCOUNT

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
1996................................................................................                $ 10,916
1997................................................................................                  12,987
1998................................................................................                  14,736
1999................................................................................                  16,211
2000................................................................................                  15,374

                     FIDELITY VIP II CONTRAFUND SUBACCOUNT

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
1996................................................................................                $  11,145
1997................................................................................                   13,646
1998................................................................................                   17,498
1999................................................................................                   21,512

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
2000................................................................................                   19,830

                         FIDELITY VIP GROWTH SUBACCOUNT

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
1996................................................................................                $  10,347
1997................................................................................                   12,599
1998................................................................................                   17,336
1999................................................................................                   23,584
2000................................................................................                   20,726

                      FIDELITY VIP II INDEX 500 SUBACCOUNT

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
1996................................................................................                $  11,366
1997................................................................................                   14,874
1998................................................................................                   18,828
1999................................................................................                   22,457
2000................................................................................                   20,107

                          SCUDDER VLIF BOND SUBACCOUNT

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
1999................................................................................                $   9,794
2000................................................................................                   10,689


                     SCUDDER VLIF CAPITAL GROWTH SUBACCOUNT

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
1999................................................................................                $  12,607
2000................................................................................                   12,473

                    SCUDDER VLIF INTERNATIONAL SUBACCOUNT

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
1999................................................................................                $  14,123
2000................................................................................                   11,777

                 DREYFUS SOCIALLY RESPONSIBLE GROWTH SUBACCOUNT

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
1999................................................................................                $  11,901
2000................................................................................                   10,453

                      J.P. MORGAN SMALL COMPANY SUBACCOUNT

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
1999................................................................................                $  14,220
2000................................................................................                   12,449

                        ALGER AMERICAN GROWTH SUBACCOUNT

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
1999................................................................................                $  11,897
2000................................................................................                   10,009

                 ALGER AMERICAN SMALL CAPITALIZATION SUBACCOUNT

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
1999................................................................................                $  13,735
2000................................................................................                    9,872

                 AMERICAN CENTURY VP INCOME & GROWTH SUBACCOUNT

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
1999................................................................................                $  10,925
2000................................................................................                    9,641

                      AMERICAN CENTURY VP VALUE SUBACCOUNT

                                                                                                    Qualified
                                                                                                    and Non-
Year                                                                                                Qualified
Ended                                                                                                 Total
12/31                                                                                                 Value
-----                                                                                               ---------
1999................................................................................                $   8,805
2000................................................................................                   10,269

TAX-DEFERRED ACCUMULATION



                       TAX-DEFERRED                         NON-QUALIFIED
                    RETIREMENT ANNUITY                        ANNUITY                         CONVENTIONAL
                 Before-tax contributions               After-tax contributions               SAVINGS PLAN
                and tax-deferred earnings.              and tax-deferred earnings.              After-tax
                --------------------------              --------------------------            contributions
                                Taxable Lump                           Taxable Lump            and taxable
             No Withdrawals    Sum Withdrawal        No Withdrawals    Sum Withdrawal           earnings.
             --------------    --------------        --------------    --------------         -------------

10 Years...        $ 36,256          $ 25,017              $ 25,017          $ 22,395              $ 21,974
20 Years...         114,532            79,027                79,027            64,795                59,581
30 Years...         283,522           195,630               195,630           150,385               123,940

This chart compares the accumulation of monthly contributions into a Tax-Deferred Retirement Annuity (such as a SIMPLE IRA or a Section 403(b) annuity) through a payroll reduction program, a Non-Qualified Annuity and a Conventional Savings Plan. Before-tax contributions to the Tax-Deferred Retirement Annuity are $200 per month and the entire amount of a taxable lump sum withdrawal will be subject to income tax. After-tax contributions to the Non-Qualified Annuity and the Conventional Savings Plan are $138 per month. Only the gain in the Non-Qualified Annuity will be subject to income tax in a taxable lump sum withdrawal. The chart assumes a 31% federal marginal tax rate, representative of the target market, and an 8% annual return. Tax rates are subject to change as is the tax-deferred treatment of the Contracts. Tax-deferred retirement accumulations, as well as the income on Non-Qualified Annuities, are taxed as ordinary income upon withdrawal. A 10% tax penalty may apply to early withdrawals. See "Federal Income Taxes" in the prospectus. The chart does not reflect the following charges and expenses under Kemper Advantage III: 1.00% mortality and expense risk; .30% administration charges; 6% maximum deferred withdrawal charge; and a maximum of $30 annual records maintenance charge. The tax-deferred accumulation would be reduced if these charges were reflected. No implication is intended by the use of these assumptions that the return shown is guaranteed in any way or that the return shown represents an average or expected rate of return over the period of the Contracts. [IMPORTANT--THIS IS NOT AN ILLUSTRATION OF YIELD OR RETURN]

Unlike savings plans, contributions to tax qualified retirement plans and Non-Qualified Annuities provide tax-deferred treatment on earnings. In addition, contributions to tax qualified retirement plans are not subject to current tax in the year of contribution. When monies are received from a tax-deferred retirement annuity or Non-Qualified Annuity (and you have many different options on how you receive your funds), they are subject to income tax. At the time of receipt, if the person receiving the monies is retired, not working or has additional tax exemptions, these monies may be taxed at a lesser rate.

                               STATE REGULATION

KILICO is subject to the laws of Illinois governing insurance companies and to regulation by the Illinois Department of Insurance. An annual statement in a prescribed form is filed with the Illinois Department of Insurance each year. KILICO's books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, KILICO is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                    EXPERTS


The consolidated balance sheets of KILICO as of December 31, 2000 and 1999 and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for the years ended December 31, 2000, 1999 and 1998 have been included herein and in the registration statement in reliance upon the report of PricewaterhouseCoopers LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The combined statements of assets and liabilities and contract owners' equity of Kemper Investors Life Insurance Company's KILICO Variable Annuity Separate Account as of December 31, 2000, and the related combined statements of operations for the year then ended and the combined statements of changes in contract owners' equity for each of the two years in the period then ended have been included herein in reliance upon the report of PricewaterhouseCoopers LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                             FINANCIAL STATEMENTS

The Statement of Additional Information contains financial statements for the Separate Account which reflect assets attributable to the Contracts and also reflect assets attributable to other variable annuity contracts offered by KILICO through the Separate Account.

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of Kemper Investors Life Insurance Company and Contract Owners of Kemper Investors Life Insurance Company's KILICO Variable Annuity Separate Account

In our opinion, the accompanying combined statement of assets and liabilities and contract owners' equity and the related combined statement of operations and combined statements of changes in contract owners' equity present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company's KILICO Variable Annuity Separate Account (the "Company"), at December 31, 2000 and the results of its operations for the year then ended and the changes in its policy owners' equity for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of portfolio shares owned at December 31, 2000 by correspondence with the underlying funds. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

February 20, 2001
Chicago, Illinois

                     (This page intentionally left blank)

KILICO Variable Annuity Separate Account

Combined Statement of Assets and Liabilities and Contract Owners' Equity

December 31, 2000
(in thousands)


                                                                       Kemper Variable Series
                                                  --------------------------------------------------------------------------------
                                    Total
                                    KILICO           Kemper        Kemper       Kemper                    Kemper
                                   Variable           Money        Total         High        Kemper     Government      Kemper
                                   Annuity           Market        Return       Yield        Growth     Securities   International
                               Separate Account   Subaccount #1  Subaccount   Subaccount   Subaccount   Subaccount    Subaccount
                               ----------------   -------------  ----------   ----------   ----------   ----------   -------------
Assets
Investments in underlying
   portfolio funds, at current
   values......................      $4,040,708         131,453     603,746      172,927      424,084       70,651         107,104
Dividends and other
   receivables.................           3,681             320         259          195          219           43             197
                                     ----------         -------     -------      -------      -------       ------         -------

Total assets...................       4,044,389         131,773     604,005      173,122      424,303       70,694         107,301
                                     ----------         -------     -------      -------      -------       ------         -------

Liabilities and Contract
   Owners' Equity
Liabilities:
Mortality and expense risk and
   administrative charges......             662              94         563           --           --           --              --
Other payables.................           1,800             363           7            4           14           13               3
                                     ----------         -------     -------      -------      -------       ------         -------

Total liabilities..............           2,462             457         570            4           14           13               3
                                     ----------         -------     -------      -------      -------       ------         -------

Contract Owners' Equity........      $4,041,927         131,316     603,435      173,118      424,289       70,681         107,298
                                     ==========         =======     =======      =======      =======       ======         =======

Analysis of Contract Owners'
   Equity
Excess (deficiency) of proceeds
   from units sold over
   payments for units redeemed.      $2,203,575          48,530     (93,459)     (25,464)     (32,620)      28,132          22,599
Accumulated net investment
   income (loss)...............       1,456,135          82,786     511,849      241,951      317,583       40,979          48,334
Accumulated net realized gain
   (loss) on sales of
   investments.................         455,543              --     157,506      (12,604)     127,400         (602)         43,883
Unrealized appreciation
 (depreciation) of investments.         (73,326)             --      27,539      (30,765)      11,926        2,172          (7,518)
                                     ----------         -------     -------      -------      -------       ------         -------

Contract Owners' Equity........      $4,041,927         131,316     603,435      173,118      424,289       70,681         107,298
                                     ==========         =======     =======      =======      =======       ======         =======

See accompanying notes to financial statements.



                                                         Kemper Variable Series
       --------------------------------------------------------------------------------------------------------------------------

         Kemper         Kemper         Kemper          Kemper          Kemper
       Small Cap      Investment     Contrarian      Small Cap         Value+         Kemper           Kemper           Kemper
         Growth       Grade Bond       Value           Value           Growth       Horizon 20+      Horizon 10+      Horizon 5
       Subaccount     Subaccount     Subaccount      Subaccount      Subaccount     Subaccount       Subaccount       Subaccount
       ----------     ----------     ----------      ----------      ----------     -----------      -----------      ----------


          184,750         24,510         88,074          32,225          43,352           8,312           13,354           7,434
              171              9             27              97              73              11                2              19
          -------         ------         ------          ------          ------           -----           ------           -----

          184,921         24,519         88,101          32,322          43,425           8,323           13,356           7,453
          -------         ------         ------          ------          ------           -----           ------           -----


               --             --             --              --              --              --               --              --
                1             41             88              --              --              --               --              16
          -------         ------         ------          ------          ------           -----           ------           -----

                1             41             88              --              --              --               --              16
          -------         ------         ------          ------          ------           -----           ------           -----

          184,920         24,478         88,013          32,322          43,425           8,323           13,356           7,437
          =======         ======         ======          ======          ======           =====           ======           =====



          114,725         22,452         63,473          31,264          29,564           6,610           10,701           6,359
           39,970          1,107         23,325             (86)          4,466           1,098            1,431             685

           36,398            103          5,635             814           9,326           1,239            1,946             559

           (6,173)           816         (4,420)            330              69            (624)            (722)           (166)
          -------         ------         ------          ------          ------           -----           ------           -----

          184,920         24,478         88,013          32,322          43,425           8,323           13,356           7,437
          =======         ======         ======          ======          ======           =====           ======           =====

KILICO Variable Annuity Separate Account

Combined Statement of Assets and Liabilities and Contract Owners' Equity (continued)

December 31, 2000
(in thousands)

                                                             Janus Aspen Series
                                              ----------------------------------------------------
                                                            Janus Aspen   Janus Aspen
                                              Janus Aspen    Aggressive    Worldwide    Janus Aspen
                                                Growth         Growth       Growth       Balanced
                                               Subaccount    Subaccount   Subaccount    Subaccount
                                              ------------   -----------  ------------  -----------
Assets
Investments in underlying portfolio funds,
 at current values..........................     $285,469       146,882       307,523      170,980
Dividends and other receivables.............           60           211            15           75
                                                 --------       -------       -------      -------

Total assets................................      285,529       147,093       307,538      171,055
                                                 --------       -------       -------      -------

Liabilities and Contract Owners' Equity
Liabilities:
Mortality and expense risk and
 administrative charges.....................           --            --            --           --
Other payables..............................           32            32           388           17
                                                 --------       -------       -------      -------

Total liabilities...........................           32            32           388           17
                                                 --------       -------       -------      -------

Contract Owners' Equity.....................     $285,497       147,061       307,150      171,038
                                                 ========       =======       =======      =======

Analysis of Contract Owners' Equity
Excess of proceeds from units sold
 over payments for units redeemed...........     $267,744       143,003       209,107      142,020
Accumulated net investment income...........       23,404        20,546        25,856       19,232
Accumulated net realized gain (loss)
 on sales of investments....................       15,952        13,790        17,906        4,301
Unrealized appreciation (depreciation)
 of investments.............................      (21,603)      (30,278)       54,281        5,485
                                                 --------       -------       -------      -------

Contract Owners' Equity.....................     $285,497       147,061       307,150      171,038
                                                 ========       =======       =======      =======

See accompanying notes to financial statements.


  Lexington     Lexington
   Natural      Emerging
  Resources      Markets
    Trust      Fund, Inc.   Fidelity Variable Insurance Products Fund      Fidelity Variable Insurance Products Fund II
-------------  -----------  ------------------------------------------  ---------------------------------------------------
  Lexington     Lexington       Fidelity VIP                            Fidelity VIP II
   Natural      Emerging          Equity-             Fidelity VIP           Asset        Fidelity VIP II  Fidelity VIP II
  Resources      Markets           Income                Growth             Manager          Index 500        Contrafund
 Subaccount    Subaccount        Subaccount            Subaccount          Subaccount       Subaccount        Subaccount
-------------  -----------  --------------------  --------------------  ----------------  ---------------  ----------------


        5,523       7,708                 43,158               92,687             7,330           155,369           76,596
           28          --                    350                  243               490               378               91
        -----       ------                 ------               ------             -----           -------           ------

        5,551       7,708                 43,508               92,930             7,820           155,747           76,687
        -----      ------                 ------               ------             -----           -------           ------


           --           4                    145                  386                 4                 1               39
        -----      ------                 ------               ------             -----           -------           ------

           --           4                    145                  386                 4                 1               39
        -----      ------                 ------               ------             -----           -------           ------

        5,551       7,704                 43,363               92,544             7,816           155,746           76,648
        =====      ======                 ======               ======             =====           =======           ======

        4,513       9,932                 32,604               76,814             6,471           127,121           54,977
          403          31                  5,961               14,221             1,734             1,186           11,490

          (63)        (45)                 2,577                5,709                21            17,724           10,423

          698      (2,214)                 2,221               (4,200)             (410)            9,715             (242)
        -----      ------                 ------               ------             -----           -------           ------

        5,551       7,704                 43,363               92,544             7,816           155,746           76,648
        =====      ======                 ======               ======             =====           =======           ======

KILICO Variable Annuity Separate Account

Combined Statement of Assets and Liabilities and Contract Owners' Equity (continued)


December 31, 2000
(in thousands)

                                                                         Scudder Variable Life Investment Fund
                                                                       -------------------------------------------
                                                                                     Scudder VLIF
                                                                       Scudder VLIF    Capital      Scudder VLIF
                                                                           Bond         Growth      International
                                                                        Subaccount    Subaccount     Subaccount
                                                                       ------------  ------------   -------------

Assets
Investments in underlying portfolio funds, at current values.........        $1,339        27,239          58,711
Dividends and other receivables......................................             1             6               2
                                                                             ------        ------          ------

Total assets.........................................................         1,340        27,245          58,713
                                                                             ------        ------          ------

Liabilities and Contract Owners' Equity
Liabilities:
Mortality and expense risk and administrative charges................            --            --              --
Other payables.......................................................            --             1              26
                                                                             ------        ------          ------

Total liabilities....................................................            --             1              26
                                                                             ------        ------          ------

Contract Owners' Equity..............................................        $1,340        27,244          58,687
                                                                             ======        ======          ======

Analysis of Contract Owners' Equity
Excess of proceeds from units sold over payments for units redeemed..        $1,267        27,901          60,560
Accumulated net investment income (loss).............................            17         2,143           4,879
Accumulated net realized gain (loss) on sales of investments.........             4           195          (6,650)
Unrealized appreciation (depreciation) of investments................            52        (2,995)           (102)
                                                                             ------        ------          ------

Contract Owners' Equity..............................................        $1,340        27,244          58,687
                                                                             ======        ======          ======

See accompanying notes to financial statements.



     The Dreyfus             J.P.
 Socially Responsible   Morgan Series                                   American Century Variable
  Growth Fund, Inc.        Trust II       The Alger American Fund           Portfolios, Inc.
----------------------  --------------  ----------------------------  -----------------------------
                                                          Alger
       Dreyfus           J.P. Morgan       Alger        American          American       American
 Socially Responsible       Small        American         Small          Century VP     Century VP
        Growth             Company        Growth     Capitalization   Income & Growth      Value        Other
      Subaccount          Subaccount    Subaccount     Subaccount        Subaccount     Subaccount   Subaccounts
----------------------  --------------  -----------  ---------------  ----------------  -----------  ------------

               11,004           1,699       20,472            4,853             4,900        2,973       696,317
                    3              --           13               --                --            7            66
               -------          -----       ------           ------             -----        -----       -------

               11,007           1,699       20,485            4,853             4,900        2,980       696,382
               -------          -----       ------           ------             -----        -----       -------

                    1              --           --               --                --           --             4
                   60              11            1               68                 9           --            26
               -------          -----       ------           ------             -----        -----       -------

                   61              11            1               68                 9           --            30
               -------          -----       ------           ------             -----        -----       -------

               10,946           1,688       20,484            4,785             4,891        2,980       696,353
               =======          =====       ======           ======             =====        =====       =======


               12,034           1,973       23,252            6,846             5,209        2,785       754,576
                   26              18        2,095            1,914               (61)          20         5,542
                  120             (72)        (968)          (2,218)               99          (64)        5,199
               (1,234)           (231)      (3,895)          (1,757)             (356)         239       (68,964)
               -------          -----       ------           ------             -----        -----       -------

               10,946           1,688       20,484            4,785             4,891        2,980       696,353
               =======          =====       ======           ======             =====        =====       =======

KILICO Variable Annuity Separate Account

Combined Statement of Operations

For the year ended December 31, 2000
(in thousands)

                                                                              Kemper Variable Series
                                                  --------------------------------------------------------------------------------
                                    Total
                                    KILICO            Kemper       Kemper       Kemper                    Kemper
                                   Variable           Money        Total         High        Kemper     Government      Kemper
                                   Annuity           Market        Return       Yield        Growth     Securities   International
                               Separate Account   Subaccount #1  Subaccount   Subaccount   Subaccount   Subaccount    Subaccount
                               ----------------   -------------  ----------   ----------   ----------   ----------   -------------
Revenue
Dividends and capital gains
   distributions.............         $ 350,269           7,623      53,394       24,021       49,162        4,470          20,549
                                      ---------           -----     -------      -------     --------        -----         -------

Expenses
Mortality and expense risk
   and administrative
   charges...................            51,424           2,033       8,148        2,163        6,647          799           1,461
Records maintenance charge...             1,734              29         285           91          200           28              57
Guaranteed retirement income
   benefit expense...........             1,762              37          78           35           41           16              15
                                      ---------           -----     -------      -------     --------        -----         -------

Total expenses...............            54,920           2,099       8,511        2,289        6,888          843           1,533
                                      ---------           -----     -------      -------     --------        -----         -------

Net investment income (loss).           295,349           5,524      44,883       21,732       42,274        3,627          19,016
                                      ---------           -----     -------      -------     --------        -----         -------

Net Realized and Unrealized
   Gain (Loss) on Investments
Net realized gain (loss) on
   sales of investments......            73,014              --      19,360      (16,574)      27,025         (948)          4,046
Change in unrealized
   appreciation
   (depreciation) of
   investments...............          (914,152)             --     (89,810)     (22,469)    (177,074)       3,103         (55,254)
                                       ---------           -----     -------      -------     --------        -----         -------
Net realized and unrealized
   gain (loss) on
   investments...............          (841,138)             --     (70,450)     (39,043)    (150,049)       2,155         (51,208)
                                       ---------           -----     -------      -------     --------        -----         -------

Net increase (decrease) in
   Contract Owners'
   Equity resulting from
   operations................         $(545,789)          5,524     (25,567)     (17,311)    (107,775)       5,782         (32,192)
                                      =========           =====     =======      =======     ========        =====         =======

See accompanying notes to financial statements.



                                                 Kemper Variable Series
---------------------------------------------------------------------------------------------------------------------------
      Kemper           Kemper         Kemper         Kemper         Kemper
    Small Cap        Investment     Contrarian     Small Cap        Value+         Kemper          Kemper          Kemper
      Growth         Grade Bond       Value          Value          Growth       Horizon 20+     Horizon 10+     Horizon 5
    Subaccount       Subaccount     Subaccount     Subaccount     Subaccount     Subaccount      Subaccount      Subaccount
----------------     ----------     ----------     ----------     ----------     -----------     -----------     ----------
         18,506           1,072        17,132            163          4,200           1,109           1,425            721
         ------           -----        ------            ---          -----           -----           -----            ---

          2,344             258           889            295            464             121             179            127
             85               4            35             16             16               7               5              3
             60              15            48             17             17               2               5              2
        --------          -----         -----         ------         ------          ------          ------           ----

          2,489             277           972            328            497             130             189            132
        --------           -----        -----         ------         ------          ------          ------           ----

         16,017             795        16,160           (165)         3,703             979           1,236            589
        --------           -----       ------          ------        ------          ------          ------           ----



        11,315             (265)       (9,434)          (1,011)       2,353             206             219             22

       (58,020)           1,193         3,218            2,108       (8,503)         (2,183)         (2,380)          (773)
       --------           -----        ------           ------       ------          ------          ------           ----

       (46,705)             928        (6,216)           1,097       (6,150)         (1,977)         (2,161)          (751)
       --------            -----       ------           ------       ------          ------          ------           ----

       (30,688)           1,723         9,944              932       (2,447)           (998)           (925)          (162)
       ========           =====         =====              ===       =======           =====           =====          =====

KILICO Variable Annuity Separate Account

For the Year Ended December 31, 2000

(in thousands)

                                                                            Janus Aspen Series
                                                          -----------------------------------------------------
                                                                        Janus Aspen   Janus Aspen
                                                          Janus Aspen   Aggressive     Worldwide    Janus Aspen
                                                            Growth        Growth        Growth       Balanced
                                                          Subaccount    Subaccount    Subaccount    Subaccount
                                                          -----------   -----------   -----------   -----------
Revenue
Dividends and capital gains distributions...............     $ 25,877        22,207        29,833        18,898
                                                             --------      --------       -------       -------

Expenses
Mortality and expense risk and administrative
   charges..............................................        3,978         2,203         4,744         2,038
Records maintenance charge..............................          132           117           173            85
Guaranteed retirement income benefit expense............          266            --            --            --
                                                             --------      --------       -------       -------

Total expenses..........................................        4,376         2,320         4,917         2,123
                                                             --------      --------       -------       -------

Net investment income (loss)............................       21,501        19,887        24,916        16,775
                                                             --------      --------       -------       -------

Net Realized and Unrealized Gain (Loss)
   on Investments
Net realized gain (loss) on sales of investments........        9,844         9,804         9,421         2,057
Change in unrealized appreciation
   (depreciation) of investments........................      (86,494)     (105,037)      (98,483)      (25,020)
                                                             --------      --------       -------       -------
Net realized and unrealized gain (loss) on investments..      (76,650)      (95,233)      (89,062)      (22,963)
                                                             --------      --------       -------       -------

Net increase in Contract Owners'
   Equity resulting from operations.....................     $(55,149)      (75,346)      (64,146)       (6,188)
                                                             ========      ========       =======       =======

See accompanying notes to financial statements.



      Lexington            Lexington
       Natural             Emerging         Fidelity Variable Insurance
   Resources Trust    Markets Fund, Inc.             Products Fund             Fidelity Variable Insurance Products Fund II
--------------------  ------------------    -----------------------------    -------------------------------------------------
                                              Fidelity
      Lexington           Lexington             VIP           Fidelity         Fidelity            Fidelity        Fidelity
       Natural             Emerging           Equity-            VIP          VIP II Asset          VIP II          VIP II
      Resources            Markets             Income           Growth          Manager           Index 500       Contrafund
      Subaccount          Subaccount         Subaccount       Subaccount       Subaccount         Subaccount      Subaccount
--------------------  ------------------    -------------    ------------    ---------------    -------------    ------------
            18                   --               3,468          10,072                875            2,442          10,220
            --                   --               -----          ------                ---            -----          ------
            33                  143                 589           1,327                 79            1,890           1,031
             3                    6                  26              65                  6              116              47
           ----               ------             -------          ------            -------          -------         -------

            36                  149                 615           1,392                 85            2,006           1,078
           ----               ------              ------         -------             ------          -------         -------

           (18)                (149)              2,853           8,680                790              436           9,142
           ----               ------              ------         -------             ------          -------         -------


            78                2,067                 693           3,666               (130)           6,654           1,979

           742               (7,924)             (1,195)        (25,747)            (1,092)         (25,473)        (17,749)
           ----              ------              ------         -------             ------          -------         -------
           820               (5,857)               (502)        (22,081)            (1,222)         (18,819)        (15,770)
           ----              ------              ------         -------             ------          -------         -------

           802               (6,006)              2,351         (13,401)              (432)         (18,383)         (6,628)
           ===               =======              =====         ========              =====         ========         =======


KILICO Variable Annuity Separate Account

For the year ended December 31, 2000
(in thousands)


                                                                      Scudder Variable Life Investment Fund
                                                                   -------------------------------------------
                                                                                 Scudder VLIF
                                                                   Scudder VLIF     Capital      Scudder VLIF
                                                                       Bond         Growth      International
                                                                    Subaccount    Subaccount      Subaccount
                                                                   ------------  -------------  --------------
Revenue
Dividends and capital gains distributions........................           $26         2,305           4,485
                                                                            ---        ------         -------

Expenses
Mortality and expense risk and administrative charges............             8           304             240
Records maintenance charge.......................................            --             5               6
Guaranteed retirement income benefit expense.....................            --            41              88
                                                                            ---        ------         -------

Total expenses...................................................             8           350             334
                                                                            ---        ------         -------

Net investment income (loss).....................................            18         1,955           4,151
                                                                            ---        ------         -------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on sales of investments.................             2           159          (9,580)
Change in unrealized appreciation (depreciation) of investments..            51        (5,217)         (2,773)
                                                                            ---        ------         -------
Net realized and unrealized gain (loss) on investments...........            53        (5,058)        (12,353)
                                                                            ---        ------         -------

Net increase (decrease) in Contract Owners' Equity
 resulting from operations.......................................           $71        (3,103)         (8,202)
                                                                            ===        ======         =======

See accompanying notes to financial statements.


     The Dreyfus             J.P.
 Socially Responsible   Morgan Series                                 American Century Variable
  Growth Fund, Inc.        Trust II       The Alger American Fund          Portfolios, Inc.
----------------------  --------------  ----------------------------  --------------------------
                                                          Alger
       Dreyfus           J.P. Morgan       Alger        American               American            American
 Socially Responsible       Small        American         Small               Century VP          Century VP
        Growth             Company        Growth     Capitalization        Income & Growth           Value        Other
      Subaccount          Subaccount    Subaccount     Subaccount             Subaccount          Subaccount   Subaccounts
----------------------  --------------  -----------  ---------------  --------------------------  -----------  ------------

                   89              43        2,377            2,086                          20           32        11,349
               -------           ----       ------           ------                        ----          ---       -------

                  138              30          236              157                          65            9         6,254
                    5               1           14                5                           3            1            57
                    7              --           --               --                          --           --           972
               -------           ----       ------           ------                        ----          ---       -------

                  150              31          250              162                          68           10         7,283
               -------           ----       ------           ------                        ----          ---       -------

                  (61)             12        2,127            1,924                         (48)          22         4,066
               -------           ----       ------           ------                        ----          ---       -------

                   89             (91)      (1,010)          (2,473)                         88          (61)        3,444
               (1,502)           (275)      (5,258)          (2,117)                       (595)         287       (96,437)
               -------           ----       ------           ------                        ----          ---       -------
               (1,413)           (366)      (6,268)          (4,590)                       (507)         226       (92,993)
               -------           ----       ------           ------                        ----          ---       -------

               (1,474)           (354)      (4,141)          (2,666)                       (555)         248       (88,927)
               =======           =====      =======          =======                       =====         ===       ========

KILICO Variable Annuity Separate Account

Combined Statements of Changes in Contract Owners' Equity


For the year ended December 31, 2000
(in thousands)
                                                                           Kemper Variable Series
                                                 --------------------------------------------------------------------------------
                                   Total
                                   KILICO           Kemper         Kemper       Kemper                    Kemper
                                  Variable           Money         Total         High        Kemper     Government      Kemper
                                  Annuity           Market         Return       Yield        Growth     Securities   International
                              Separate Account   Subaccount #1   Subaccount   Subaccount   Subaccount   Subaccount    Subaccount
                              ----------------   -------------   ----------   ----------   ----------   ----------   -------------
Operations
Net investment income (loss)        $  295,349           5,524       44,883       21,732       42,274        3,627          19,016
Net realized gain (loss) on
  sales of investments.......           73,014              --       19,360      (16,574)      27,025         (948)          4,046
Change in unrealized
  appreciation
  (depreciation) of
  investments...............          (914,152)             --      (89,810)     (22,469)    (177,074)       3,103         (55,254)
                                    ----------         -------     --------      -------     --------      -------         -------
Net increase (decrease) in
  Contract Owners'
  Equity resulting
  from operations...........          (545,789)          5,524      (25,567)     (17,311)    (107,775)       5,782         (32,192)
                                    ----------         -------     --------      -------     --------      -------         -------

Account Unit Transactions
Proceeds from units sold....           862,463          71,059       30,764       11,863       30,406        6,590           8,983
Net transfers (to) from
  affiliate and subaccounts..          335,849         (48,837)     (26,068)      (3,472)      (5,086)        (795)         (9,132)
Payments for units redeemed.          (426,615)        (34,107)     (91,502)     (35,680)     (67,289)     (12,605)        (19,913)
                                    ----------         -------     --------      -------     --------      -------         -------
Net increase (decrease) in
  Contract Owners' Equity from
  account unit transactions.           771,697         (11,885)     (86,806)     (27,289)     (41,969)      (6,810)        (20,062)
                                    ----------         -------     --------      -------     --------      -------         -------

Total increase (decrease)
  in Contract Owners' Equity.          225,908          (6,361)    (112,373)     (44,600)    (149,744)      (1,028)        (52,254)
Beginning of year...........         3,816,019         137,677      715,808      217,718      574,033       71,709         159,552
                                    ----------         -------     --------      -------     --------      -------         -------

End of year.................        $4,041,927         131,316      603,435      173,118      424,289       70,681         107,298
                                    ==========         =======     ========      =======     ========      =======         =======

See accompanying notes to financial statements.



                                             Kemper Variable Series
-------------------------------------------------------------------------------------------------------------------------

     Kemper          Kemper       Kemper             Kemper             Kemper
    Small Cap      Investment   Contrarian         Small Cap            Value+       Kemper        Kemper        Kemper
     Growth        Grade Bond     Value              Value              Growth     Horizon 20+   Horizon 10+   Horizon 5
   Subaccount      Subaccount   Subaccount         Subaccount         Subaccount   Subaccount    Subaccount    Subaccount
-------------      ----------   ----------         ----------         ----------   -----------   -----------   ----------

       16,017             795       16,160               (165)             3,703           979         1,236          589
       11,315            (265)      (9,434)            (1,011)             2,353           206           219           22

      (58,020)          1,193        3,218              2,108             (8,503)       (2,183)       (2,380)        (773)
      -------          ------      -------             ------             ------        ------        ------       ------

      (30,688)          1,723        9,944                932             (2,447)         (998)         (925)        (162)
      -------          ------      -------             ------             ------        ------        ------       ------


       33,357           3,180        8,165              5,643              5,605         1,062         1,188          344
       35,531           3,950       (9,409)            (2,248)            (1,192)         (510)         (621)        (954)
      (19,336)         (3,255)     (12,961)            (3,609)            (6,865)       (1,542)       (1,690)        (979)
      -------          ------      -------             ------             ------        ------        ------       ------

       49,552           3,875      (14,205)              (214)            (2,452)         (990)       (1,123)      (1,589)
      -------          ------      -------             ------             ------        ------        ------       ------

       18,864           5,598       (4,261)               718             (4,899)       (1,988)       (2,048)      (1,751)
      166,056          18,880       92,274             31,604             48,324        10,311        15,404        9,188
      -------          ------      -------             ------             ------        ------        ------       ------

      184,920          24,478       88,013             32,322             43,425         8,323        13,356        7,437
     ========          ======      =======             ======             ======        ======        ======       ======

KILICO Variable Annuity Separate Account

For the year ended December 31, 2000
(in thousands)



                                                                                 Janus Aspen Series
                                                                ------------------------------------------------------
                                                                              Janus Aspen   Janus Aspen
                                                                Janus Aspen   Aggressive     Worldwide    Janus Aspen
                                                                  Growth        Growth        Growth       Balanced
                                                                Subaccount    Subaccount    Subaccount    Subaccount
                                                                -----------   -----------   -----------   -----------
Operations
Net investment income (loss)..................................     $ 21,501        19,887        24,916        16,775
Net realized gain (loss) on sales of investments..............        9,844         9,804         9,421         2,057
Change in unrealized appreciation (depreciation)
 of investments...............................................      (86,494)     (105,037)      (98,483)      (25,020)
                                                                   --------      --------       -------       -------
Net increase (decrease) in Contract Owners' Equity resulting
 from operations..............................................      (55,149)      (75,346)      (64,146)       (6,188)
                                                                   --------      --------       -------       -------

Account Unit Transactions
Proceeds from units sold......................................       57,316        28,406        38,769        22,994
Net transfers (to) from affiliate and subaccounts.............       59,436        46,904        25,761        20,123
Payments for units redeemed...................................      (16,605)      (11,296)      (22,250)       (9,984)
                                                                   --------      --------       -------       -------
Net increase (decrease) in Contract Owners' Equity
 from account unit transactions...............................      100,147        64,014        42,280        33,133
                                                                   --------      --------       -------       -------

Total increase (decrease) in Contract Owners' Equity..........       44,998       (11,332)      (21,866)       26,945
Beginning of year.............................................      240,499       158,393       329,016       144,093
                                                                   --------      --------       -------       -------

End of year...................................................     $285,497       147,061       307,150       171,038
                                                                   ========      ========       =======       =======

See accompanying notes to financial statements.


    Lexington       Lexington
     Natural        Emerging
    Resources        Markets     Fidelity Variable Insurance
      Trust        Fund, Inc.          Products Fund            Fidelity Variable Insurance Products Fund II
-----------------  -----------  ----------------------------   -----------------------------------------------
                                   Fidelity
    Lexington       Lexington         VIP          Fidelity    Fidelity VIP II    Fidelity
     Natural        Emerging        Equity-          VIP            Asset          VIP II     Fidelity VIP II
    Resources        Markets        Income          Growth         Manager        Index 500      Contrafund
   Subaccount      Subaccount     Subaccount      Subaccount      Subaccount     Subaccount      Subaccount
-------------      -----------  ---------------  ------------  ----------------  -----------  ----------------
         (18)            (149)           2,853         8,680               790          436             9,142
          78            2,067              693         3,666              (130)       6,654             1,979

         742           (7,924)          (1,195)      (25,747)           (1,092)     (25,473)          (17,749)
       -----           ------           ------       -------            ------      -------           -------

         802           (6,006)           2,351       (13,401)             (432)     (18,383)           (6,628)
       -----           ------           ------       -------            ------      -------           -------

         500            1,373            4,482        12,794             1,304       21,874             9,085
         276              871           (5,358)        8,768              (430)      (5,501)            1,010
        (401)          (1,083)          (3,341)       (6,919)           (1,019)     (12,523)           (5,215)
       -----           ------           ------       -------            ------      -------           -------

         375            1,161           (4,217)       14,643              (145)       3,850             4,880
       -----           ------           ------       -------            ------      -------           -------

       1,177           (4,845)          (1,866)        1,242              (577)     (14,533)           (1,748)
       4,374           12,549           45,229        91,302             8,393      170,279            78,396
       -----           ------           ------       -------            ------      -------           -------

       5,551            7,704           43,363        92,544             7,816      155,746            76,648
       =====           ======           ======       =======            ======      =======           =======

KILICO Variable Annuity Separate Account

For the year ended December 31, 2000
(in thousands)


                                                                       Scudder Variable Life Investment Fund
                                                                    --------------------------------------------
                                                                                   Scudder VLIF
                                                                    Scudder VLIF      Capital      Scudder VLIF
                                                                        Bond          Growth      International
                                                                     Subaccount     Subaccount      Subaccount
                                                                    -------------  -------------  --------------
Operations
Net investment income (loss)......................................        $   18          1,955           4,151
Net realized gain (loss) on sales of investments..................             2            159          (9,580)
Change in unrealized appreciation (depreciation)  of investments..            51         (5,217)         (2,773)
                                                                          ------         ------          ------
Net increase (decrease) in Contract Owners' Equity resulting
    from operations...............................................            71         (3,103)         (8,202)
                                                                          ------         ------          ------

Account Unit Transactions
Proceeds from units sold..........................................           393         10,374          26,465
Net transfers from (to) affiliate and subaccounts.................           713          7,230          14,156
Payments for units redeemed.......................................           (13)          (982)         (1,314)
                                                                          ------         ------          ------
Net increase in Contract Owners' Equity from account unit
    transactions..................................................         1,093         16,622          39,307
                                                                          ------         ------          ------

Total increase in Contract Owners' Equity.........................         1,164         13,519          31,105
Beginning of year.................................................           176         13,725          27,582
                                                                          ------         ------          ------

End of year.......................................................        $1,340         27,244          58,687
                                                                          ======         ======          ======

See accompanying notes to financial statements.


 The Dreyfus Socially
  Responsible Growth      J.P. Morgan
      Fund, Inc.        Series Trust II       The Alger American Fund        American Century Portfolios, Inc.
----------------------  ----------------  --------------------------------  -----------------------------------
                                                                                Anerican
       Dreyfus                                             Alger American        Century           American
 Socially Responsible     J.P. Morgan     Alger American        Small          VP Income &        Century VP
        Growth           Small Company        Growth       Capitalization        Growth             Value           Other
      Subaccount           Subaccount       Subaccount       Subaccount        Subaccount         Subaccount     Subaccounts
----------------------  ----------------  ---------------  ---------------  -----------------  ----------------  ------------

           (61)                      12            2,127            1,924                (48)               22         4,066
            89                      (91)          (1,010)          (2,473)                88               (61)        3,444
        (1,502)                    (275)          (5,258)          (2,117)              (595)              287       (96,437)
        ------                    -----           ------           ------              -----             -----       -------

        (1,474)                    (354)          (4,141)          (2,666)              (555)              248       (88,927)
        -------                   -----           ------           ------              -----             -----       -------


         6,369                      639            5,450            1,912                599               277       392,879
         3,456                    1,182            9,119            3,761              2,367             2,044       208,804
          (272)                    (149)            (855)            (365)              (244)             (169)      (20,283)
       -------                     -----           ------           ------              -----             -----       -------

         9,553                    1,672           13,714            5,308              2,722             2,152       581,400
       -------                    -----           ------           ------              -----             -----       -------

         8,079                    1,318            9,573            2,642              2,167             2,400       492,473
         2,867                      370           10,911            2,143              2,724               580       203,880
       -------                    -----           ------           ------              -----             -----       -------

        10,946                    1,688           20,484            4,785              4,891             2,980       696,353
       =======                    =====           ======           ======              =====             =====       =======

KILICO Variable Annuity Separate Account

Combined Statements of Changes in Contract Owners' Equity

For the year ended December 31, 1999
(in thousands)



                                                                                    Kemper Variable Series
                                                                 -----------------------------------------------------------------
                                                    Total
                                                   KILICO           Kemper         Kemper       Kemper                    Kemper
                                                  Variable           Money         Total         High        Kemper     Government
                                                  Annuity           Market         Return       Yield        Growth     Securities
                                              Separate Account   Subaccount #1   Subaccount   Subaccount   Subaccount   Subaccount
                                              ----------------   -------------   ----------   ----------   ----------   ----------
Operations
Net investment income (loss)................        $  100,537           4,221       51,140       21,146       (7,131)       2,815
Net realized gain (loss) on sales of
 investments................................           112,611              --       29,197       (6,838)      30,772         (611)
Change in unrealized appreciation
 (depreciation) of investments..............           503,224              --        8,683      (10,902)     134,497       (2,754)
                                                    ----------         -------     --------      -------     --------      -------
Net increase (decrease) in Contract Owners'
 Equity resulting from operations...........           716,372           4,221       89,020        3,406      158,138         (550)
                                                    ----------         -------     --------      -------     --------      -------

Account Unit Transactions
Proceeds from units sold....................           515,845          45,378       42,169       22,709       25,447       12,331
Net transfers (to) from affiliate and
 subaccounts................................           160,211          18,795      (49,778)     (27,431)     (66,997)      (4,399)
Payments for units redeemed.................          (393,774)        (37,819)    (101,982)     (43,328)     (80,300)     (14,018)
                                                    ----------         -------     --------      -------     --------      -------
Net increase (decrease) in Contract Owners'
 Equity from account unit transactions......           282,282          26,354     (109,591)     (48,050)    (121,850)      (6,086)
                                                    ----------         -------     --------      -------     --------      -------

Total increase (decrease) in Contract
 Owners' Equity.............................           998,654          30,575      (20,571)     (44,644)      36,288       (6,636)
Beginning of year...........................         2,817,365         107,102      736,379      262,362      537,745       78,345
                                                    ----------         -------     --------      -------     --------      -------

End of year.................................        $3,816,019         137,677      715,808      217,718      574,033       71,709
                                                    ==========         =======     ========      =======     ========      =======

See accompanying notes to financial statements.


                                                  Kemper Variable Series
----------------------------------------------------------------------------------------------------------------------------

                      Kemper       Kemper       Kemper       Kemper       Kemper
      Kemper        Small Cap    Investment   Contrarian   Small Cap      Value+       Kemper        Kemper        Kemper
  International       Growth     Grade Bond     Value        Value        Growth     Horizon 20+   Horizon 10+   Horizon 5
    Subaccount      Subaccount   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount    Subaccount    Subaccount
------------------  ----------   ----------   ----------   ----------   ----------   -----------   -----------   ----------
            15,856      (1,739)         251        5,800         (144)         583            62           121           40
             9,865       9,762          (16)       6,046         (229)       4,628           459         1,175          203

            24,305      32,251         (733)     (24,707)         497        1,178           215          (258)          47
          --------     -------       ------      -------       ------       ------        ------        ------        -----

            50,026      40,274         (498)     (12,861)         124        6,389           736         1,038          290
          --------     -------       ------      -------       ------       ------        ------        ------        -----


            12,302      17,628        6,620       19,424        4,836        6,147         1,140         2,541        1,504
           (27,423)    (22,588)       3,501        1,432       (2,966)      (5,820)         (365)       (1,509)       1,348
           (20,534)    (13,139)      (2,364)     (11,571)      (3,756)      (5,397)         (413)       (2,105)        (771)
          --------     -------       ------      -------       ------       ------        ------        ------        -----

           (35,655)    (18,099)       7,757        9,285       (1,886)      (5,070)          362        (1,073)       2,081
          --------     -------       ------      -------       ------       ------        ------        ------        -----

            14,371      22,175        7,259       (3,576)      (1,762)       1,319         1,098           (35)       2,371
           145,181     143,881       11,621       95,850       33,366       47,005         9,213        15,439        6,817
          --------     -------       ------      -------       ------       ------        ------        ------        -----

           159,552     166,056       18,880       92,274       31,604       48,324        10,311        15,404        9,188
          ========     =======       ======      =======       ======       ======        ======        ======        =====

KILICO Variable Annuity Separate Account

For the year ended December 31, 1999
(in thousands)



                                                                      Janus Aspen Series
                                                     -----------------------------------------------------

                                                                   Janus Aspen   Janus Aspen
                                                     Janus Aspen   Aggressive     Worldwide    Janus Aspen
                                                       Growth        Growth        Growth       Balanced
                                                     Subaccount    Subaccount    Subaccount    Subaccount
                                                     -----------   -----------   -----------   -----------
Operations
Net investment income (loss).......................     $   (738)        1,341        (2,557)        1,280
Net realized gain (loss) on sales of investments...        3,417         2,697         4,592         1,371
Change in unrealized appreciation
   (depreciation) of investments...................       51,260        65,836       119,130        20,883
                                                        --------       -------       -------       -------
Net increase in Contract Owners' Equity
     resulting from operations.....................       53,939        69,874       121,165        23,534
                                                        --------       -------       -------       -------

Account Unit Transactions
Proceeds from units sold...........................       57,097        10,948        30,001        22,203
Net transfers (to) from affiliate and subaccounts..       77,006        52,502        23,985        51,714
Payments for units redeemed........................       (7,417)       (4,293)      (11,997)       (6,532)
                                                        --------       -------       -------       -------
Net increase (decrease) in Contract Owners'
    Equity from account unit transactions..........      126,686        59,157        41,989        67,385
                                                        --------       -------       -------       -------

Total increase in Contract Owners' Equity..........      180,625       129,031       163,154        90,919
Beginning of year..................................       59,874        29,362       165,862        53,174
                                                        --------       -------       -------       -------

End of year........................................     $240,499       158,393       329,016       144,093
                                                        ========       =======       =======       =======

See accompanying notes to financial statements.



   Lexington         Lexington
    Natural          Emerging
   Resources          Markets       Fidelity Variable Insurance                     Fidelity Variable Insurance
     Trust           Fund, Inc.             Products Fund                                  Products Fund II
----------------    -----------    -------------------------------    ---------------------------------------------------------
                                      Fidelity
   Lexington          Lexington         VIP           Fidelity        Fidelity VIP II         Fidelity
    Natural            Emerging        Equity-            VIP               Asset               VIP II          Fidelity VIP II
   Resources           Markets         Income           Growth            Manager             Index 500           Contrafund
   Subaccount        Subaccount      Subaccount       Subaccount        Subaccount           Subaccount           Subaccount
----------------    -----------    --------------    -------------    ----------------    -----------------    ----------------
         (37)              (37)           1,407            4,105                 332                  114               1,247
        (767)           (1,031)           1,480            1,734                  12                4,761               4,962

       1,253             7,793             (945)          15,088                 335               19,511               7,841
       -----            ------            ------          ------               -----              -------              ------

         449             6,725            1,942           20,927                 679               24,386              14,050
        -----           ------           ------           ------               -----              -------              ------


         538             1,069            5,940           12,390               2,494               25,337              11,021
        (505)            1,015           (2,461)          27,143                 390               18,897               7,273
        (223)             (582)          (3,126)          (3,092)               (978)              (8,265)             (3,468)
        -----           ------           ------           ------                -----              -------             ------

        (190)            1,502              353           36,441               1,906               35,969              14,826
        -----           ------           ------           ------               -----              -------              ------

         259             8,227            2,295           57,368               2,585               60,355              28,876
       4,115             4,322           42,934           33,934               5,808              109,924              49,520
       -----            ------           ------           ------               -----              -------              ------

       4,374            12,549           45,229           91,302               8,393              170,279              78,396
       =====            ======           ======           ======               =====              =======              ======

KILICO Variable Annuity Separate Account

For the year ended December 31, 1999
(in thousands)


                                                                         Scudder Variable Life Investment Fund
                                                                   --------------------------------------------------
                                                                                     Scudder VLIF
                                                                    Scudder VLIF        Capital        Scudder VLIF
                                                                        Bond            Growth        International
                                                                    Subaccount(a)    Subaccount(b)    Subaccount(b)
                                                                   ---------------  ---------------  ----------------
Operations
Net investment income (loss).....................................          $ (1)             190               733
Net realized gain (loss) on sales of investments.................             2               49             2,937
Change in unrealized appreciation (depreciation) of investments..             1            2,162             2,620
                                                                           ----           ------            ------
Net increase (decrease) in Contract Owners' Equity resulting
    from operations..............................................             2            2,401             6,290
                                                                           ----           ------            ------

Account Unit Transactions
Proceeds from units sold.........................................            46            7,470             8,107
Net transfers from (to) affiliate and subaccounts................           130            3,461            12,443
Payments for units redeemed......................................            (2)            (211)             (127)
                                                                           ----           ------            ------
Net increase in Contract Owners' Equity from account unit
    transactions.................................................           174           10,720            20,423
                                                                           ----           ------            ------

Total increase in Contract Owners' Equity........................           176           13,121            26,713
Beginning of year................................................            --              604               869
                                                                           ----           ------            ------

End of year......................................................          $176           13,725            27,582
                                                                           ====           ======            ======

(a) For the period (commencement of operations): April 7, 1999 -- Scudder VLIF Bond Subaccount; May 3, 1999 -- Dreyfus Socially Responsible Growth Subaccount, J.P. Morgan Small Company Subaccount, Alger American Growth Subaccount, Alger American Small Capitalization Subaccount, American Century VP Income & Growth Subaccount and American Century VP Value Subaccount; to December 31, 1999.

(b) Scudder VLIF Capital Growth Subaccount and Scudder VLIF International Subaccount made available to Kemper Advantage III Contract Owners beginning May 3, 1999.

See accompanying notes to financial statements.


The Dreyfus Socially
 Responsible Growth        J.P. Morgan
     Fund, Inc.          Series Trust II           The Alger American Fund                   American Century Portfolios, Inc.
---------------------    ----------------      ---------------------------------     -----------------------------------------------
                                                                                       American
       Dreyfus                                                    Alger American        Century           American
Socially Responsible        J.P. Morgan        Alger American         Small           VP Income &        Century VP
        Growth             Small Company          Growth          Capitalization        Growth              Value           Other
    Subaccount(a)          Subaccount(a)       Subaccount(a)      Subaccount(a)      Subaccount(a)     Subaccount(a)    Subaccounts
---------------------     ----------------     --------------     --------------     -------------     -------------    ------------
             87                    6                    (32)              (10)               (13)               (2)            101
             31                   19                     42               255                 11                (3)          1,627
            268                   44                  1,363               360                239               (48)         25,911
           -----                  ---                 ------             -----              -----               ---        -------

            386                   69                  1,373               605                237               (53)         27,639
           -----                  ---                 ------             -----              -----              ---         -------

          1,363                   69                  1,752               435                718                59          96,612
          1,127                  234                  8,014             1,123              1,864               574          58,482
             (9)                  (2)                  (228)              (20)               (95)               --          (5,610)
          -----                  ---                 ------             -----              -----               ---         -------

          2,481                  301                  9,538             1,538              2,487               633         149,484
          -----                  ---                 ------             -----              -----               ---         -------
          2,867                  370                 10,911             2,143              2,724               580         177,123
             --                   --                     --                --                 --                --          26,757
          -----                  ---                 ------             -----              -----               ---         -------

          2,867                  370                 10,911             2,143              2,724               580         203,880
          =====                  ===                 ======             =====              =====               ===         =======

KILICO Variable Annuity Separate Account

Notes to Financial Statements

(1)  General Information and Significant Accounting Policies

Organization

KILICO Variable Annuity Separate Account (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life Insurance Company ("KILICO"). KILICO is a wholly-owned subsidiary of Zurich Group Holding ("ZGH"), a Swiss holding company, formerly known as Zurich Financial Services. ZGH is wholly owned by Zurich Financial Services ("ZFS"), a new Swiss holding company. ZFS was formerly Zurich Allied AG, which was merged with Allied Zurich p.l.c. in October, 2000.

The Separate Account is used to fund contracts or certificates (collectively referred to as "Contracts") for Kemper Advantage III periodic and flexible payment variable annuity contracts ("Kemper Advantage III"), Kemper Passport individual and group variable, fixed and market value adjusted deferred annuity contracts ("Kemper Passport"), Kemper Destinations individual and group variable, fixed and market value adjusted deferred annuity contracts ("Kemper Destinations"), Farmers Variable Annuity I individual and group variable, fixed and market value adjusted deferred annuity contracts ("Farmers Variable Annuity I") and Zurich Preferred individual and group variable and market value adjusted deferred annuity contracts ("Zurich Preferred"). The Separate Account is divided into a total of sixty-three subaccounts with various subaccount options available to Contract Owners depending upon their respective Contracts. The Kemper Advantage III contracts have thirty-four subaccount options available to Contract Owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Kemper Variable Series, the Janus Aspen Series, the Lexington Natural Resources Trust, the Lexington Emerging Markets Fund, Inc., the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Scudder Variable Life Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., the J.P. Morgan Series Trust II, The Alger American Fund and the American Century Variable Portfolios, Inc., all of which are open-end diversified management investment companies. The Kemper Passport contracts have seventeen subaccount options available to the Contract Owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Kemper Variable Series, an open-end diversified management investment company. The Kemper Destinations contracts have forty subaccount options available to the Contract Owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Kemper Variable Series, the Scudder Variable Life Investment Fund, The Alger American Fund, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Janus Aspen Series and the Warburg Pincus Trust, all of which are open-end diversified management investment companies. The Farmers Variable Annuity I contracts have thirteen subaccount options available to the Contract Owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Kemper Variable Series, the Scudder Variable Life Investment Fund, the Janus Aspen Series, the PIMCO Variable Insurance Trust and the Franklin Templeton Variable Insurance Products Trust, all of which are open-end diversified management investment companies. The Zurich Preferred contracts have twenty-seven subaccount options available to the Contract Owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Kemper Variable Series, the Scudder Variable Life Investment Fund, The Alger American Fund, the Janus Aspen Series, the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the American Century Variable Portfolios, Inc., the J.P. Morgan Series Trust II, the Warburg Pincus Trust and The Dreyfus Socially Responsible Growth Fund, Inc., all of which are open-end diversified management investment companies.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent amounts at the date of the financial statements. As a result, actual results reported as income and expenses could differ from the estimates reported in the accompanying financial statements.

Security valuation

The investments are stated at current value which is based on the closing net asset value at December 31, 2000.

Security transactions and investment income

Security transactions are generally accounted for on the trade date (date the order to buy or sell is executed). Dividends and capital gains distributions are recorded as income on the ex-dividend date. Realized gains and losses from sales of Subaccount shares are generally reported on a first in, first out (FIFO) cost basis.

Accumulation unit valuation

On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (Central time) or the close of the Exchange by dividing the total value of each subaccount's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

Federal income taxes

The operations of the Separate Account are included in the federal income tax return of KILICO. Under existing federal income tax law, investment income and realized capital gains and losses of the Separate Account increase liabilities under the contract and are, therefore, not taxed. Thus the Separate Account may realize net investment income and capital gains and losses without federal income tax consequences.

(2)  Summary of Investments

Investments, at cost, at December 31, 2000, are as follows (in thousands, differences are due to rounding):

                                                       Shares
Investment Subaccounts                                  Owned      Cost
--------------------------------------------------------------------------

Kemper Variable Series:
Kemper Money Market Fund #1..........................  131,453  $  131,453
Kemper Total Return Fund.............................  232,995     576,207
Kemper High Yield Fund...............................  188,703     203,692
Kemper Growth Fund...................................  140,798     412,158
Kemper Government Securities Fund....................   59,073      68,479
Kemper International Fund............................   72,732     114,622
Kemper Small Cap Growth Fund.........................   85,360     190,923
Kemper Investment Grade Bond Fund....................   21,399      23,694
Kemper Contrarian Value Fund.........................   65,708      92,494
Kemper Small Cap Value Fund..........................   28,704      31,895
Kemper Value+Growth Fund.............................   26,186      43,283
Kemper Horizon 20+ Fund..............................    6,411       8,936
Kemper Horizon 10+ Fund..............................   10,490      14,076
Kemper Horizon 5 Fund................................    6,092       7,600

Janus Aspen Series:
Janus Aspen Growth Fund..............................   10,781     307,072
Janus Aspen Aggressive Growth Fund...................    4,046     177,160
Janus Aspen Worldwide Growth Fund....................    8,316     253,242
Janus Aspen Balanced Fund............................    7,033     165,495

Lexington Natural Resources Trust:
Lexington Natural Resources Fund.....................      374       4,825

Lexington Emerging Markets Fund, Inc.:
Lexington Emerging Markets Fund......................    1,010       9,922


                                                       Shares
Investment Subaccounts (continued)                      Owned      Cost
--------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity-Income Fund......................    1,691      40,937
Fidelity VIP Growth Fund.............................    2,123      96,887

Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Fund...................      458       7,740
Fidelity VIP II Index 500 Fund.......................    1,039     145,654
Fidelity VIP II Contrafund Fund......................    3,226      76,838

Scudder Variable Life Investment Fund:
Scudder VLIF Bond Fund...............................      197       1,287
Scudder VLIF Capital Growth Fund.....................    1,181      30,234
Scudder VLIF International Fund......................    4,117      58,813

The Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Fund.............      319      12,238

J.P. Morgan Series Trust II:
J.P. Morgan Small Company Fund.......................      118       1,930

The Alger American Fund:
Alger American Growth Fund...........................      433      24,367
Alger American Small Capitalization Fund.............      207       6,610

American Century Variable Portfolios, Inc.:
American Century VP Income & Growth Fund.............      689       5,256
American Century VP Value Fund.......................      446       2,734

Other Funds..........................................      N/A     765,281
                                                                ----------

                     Total Investments at Cost.......           $4,114,034
                                                                ==========

Descriptions of the underlying investments of the Funds available to contract owners of the Kemper Advantage III are summarized below.

KEMPER VARIABLE SERIES

Kemper Money Market Subaccount: This subaccount invests in the Kemper Money Market Portfolio of the Kemper Variable Series. The Portfolio seeks maximum current income to the extent consistent with stability of principal from a portfolio of high quality money market instruments. The Portfolio seeks to maintain a net asset value of $1.00 per share but there can be no assurance that the Portfolio will be able to do so. The Kemper Money Market Subaccount #1 represents the Kemper Advantage III, Kemper Passport, Kemper Destinations and Zurich Preferred Money Market Subaccount.

Kemper Total Return Subaccount: This subaccount invest in the Kemper Total Return Portfolio of the Kemper Variable Series. The Portfolio seeks high total return, a combination of income and capital appreciation, consistent with reasonable risk.

Kemper High Yield Subaccount: This subaccount invests in the Kemper High Yield Portfolio of the Kemper Variable Series. The Portfolio seeks to provide a high level of current income.

Kemper Growth Subaccount: This subaccount invests in the Kemper Growth Portfolio of the Kemper Variable Series. The Portfolio seeks maximum appreciation of capital through diversification of investment securities having potential for capital appreciation.

Kemper Government Securities Subaccount: This subaccount invests in the Kemper Government Securities Portfolio of the Kemper Variable Series. The Portfolio seeks high current income consistent with preservation of capital.

Kemper International Subaccount: This subaccount invests in the Kemper International Portfolio of the Kemper Variable Series. The Portfolio seeks total return, a combination of capital growth and income, principally through an internationally diversified portfolio of equity securities.

Kemper Small Cap Growth Subaccount: This subaccount invests in the Kemper Small Cap Growth Portfolio of the Kemper Variable Series. The Portfolio seeks maximum appreciation of investors' capital.

Kemper Investment Grade Bond Subaccount: This subaccount invests in the Kemper Investment Grade Bond Portfolio of the Kemper Variable Series. The Portfolio seeks high current income.

Kemper Contrarian Value Subaccount: This subaccount invests in the Kemper Contrarian Value Portfolio of the Kemper Variable Series. The Portfolio seeks to achieve a high rate of total return.

Kemper Small Cap Value Subaccount: This subaccount invests in the Kemper Small Cap Value Portfolio of the Kemper Variable Series. The Portfolio seeks long-term capital appreciation.

Kemper Value+Growth Subaccount: This subaccount invests in the Kemper Value+Growth Portfolio of the Kemper Variable Series. The Portfolio seeks growth of capital. A secondary objective of the Portfolio is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks.

Kemper Horizon 20+ Subaccount: This subaccount invests in the Kemper Horizon 20+ Portfolio of the Kemper Variable Series. The Portfolio, designed for investors with approximately a 20+ year investment horizon, seeks growth of capital, with income as a secondary objective.

Kemper Horizon 10+ Subaccount: This subaccount invests in the Kemper Horizon 10+ Portfolio of the Kemper Variable Series. The Portfolio, designed for investors with approximately a 10+ year investment horizon, seeks a balance between growth of capital and income, consistent with moderate risk.

Kemper Horizon 5 Subaccount: This subaccount invests in the Kemper Horizon 5 Portfolio of the Kemper Variable Series. The Portfolio, designed for investors with approximately a 5 year investment horizon, seeks income consistent with preservation of capital, with growth of capital as a secondary objective.

JANUS ASPEN SERIES

Janus Aspen Growth Subaccount: This subaccount invests in the Janus Aspen Growth Portfolio of the Janus Aspen Series. The Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

Janus Aspen Aggressive Growth Subaccount: This subaccount invests in the Janus Aspen Aggressive Growth Portfolio of the Janus Aspen Series. The Portfolio seeks long-term growth of capital.

Janus Aspen Worldwide Growth Subaccount: This subaccount invests in the Janus Aspen Worldwide Growth Portfolio of the Janus Aspen Series. The Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

Janus Aspen Balanced Subaccount: This subaccount invests in the Janus Aspen Balanced Portfolio of the Janus Aspen Series. The Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

LEXINGTON NATURAL RESOURCES TRUST

Lexington Natural Resources Subaccount: This subaccount invests in the Lexington Natural Resources Trust. The Fund seeks long-term growth of capital through investment primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. Current income will not be a factor. Total return will consist primarily of capital appreciation.

LEXINGTON EMERGING MARKETS FUND, INC.

Lexington Emerging Markets Subaccount: This subaccount invests in the Lexington Emerging Markets Fund, Inc. The Fund seeks long-term growth of capital primarily through investment in equity securities and equivalents of companies domiciled in, or doing business in, emerging countries and emerging markets as described in the Fund's prospectus.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Fidelity VIP Equity-Income Subaccount: This subaccount invests in the Fidelity VIP Equity-Income Portfolio of the Fidelity Variable Insurance Products Fund. The Portfolio seeks reasonable income The Fund will also consider the potential for capital appreciation. The Fund seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.

Fidelity VIP Growth Subaccount: The subaccount invests in the Fidelity VIP Growth Portfolio of the Fidelity Variable Insurance Products Fund. The Portfolio seeks capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

Fidelity VIP II Asset Manager Subaccount: This subaccount invests in the Fidelity VIP II Asset Manager Portfolio of the Fidelity Variable Insurance Products Fund II. The Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.

Fidelity VIP II Index 500 Subaccount: This subaccount invests in the Fidelity VIP II Index 500 Portfolio of the Fidelity Variable Insurance Products Fund II. The Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

Fidelity VIP II Contrafund Subaccount: This subaccount invests in the Fidelity VIP II Contrafund Portfolio of the Fidelity Variable Insurance Products Fund II. The Portfolio seeks long-term capital appreciation.

SCUDDER VARIABLE LIFE INVESTMENT FUND

Scudder VLIF Bond Subaccount: This subaccount invests in the Scudder VLIF Bond Portfolio (Class A Shares) of the Scudder Variable Life Investment Fund. The Portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities.

Scudder VLIF Capital Growth Subaccount: This subaccount invests in the Scudder VLIF Capital Growth Portfolio (Class A Shares) of the Scudder Variable Life Investment Fund. The Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

Scudder VLIF International Subaccount: This subaccount invests in the Scudder VLIF International Portfolio (Class A Shares) of the Scudder Variable Life Investment Fund. The Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

Dreyfus Socially Responsible Growth Subaccount: This subaccount invests in The Dreyfus Socially Responsible Growth Fund, Inc. The Fund's primary goal is to provide capital growth through investment in common stocks of companies which not only meet traditional investment standards, but also conduct their business in a manner that contributes to the enhancement of the quality of life in America.

J.P. MORGAN SERIES TRUST II

J.P. Morgan Small Company Subaccount: This subaccount invests in the J.P. Morgan Small Company Portfolio of the J.P. Morgan Series Trust II. The Portfolio seeks to provide a high total return from a portfolio of small company stocks.

THE ALGER AMERICAN FUND

Alger American Growth Subaccount: This subaccount invests in the Alger American Growth Portfolio of The Alger American Fund. The Portfolio seeks long-term capital appreciation.

Alger American Small Capitalization Subaccount: This subaccount invests in the Alger American Small Capitalization Portfolio of The Alger American Fund. The Portfolio seeks long-term capital appreciation.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century VP Income & Growth Subaccount: This subaccount invests in the American Century VP Income & Growth Portfolio of the American Century Variable Portfolios, Inc. The Portfolio seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century VP Value Subaccount: This subaccount invests in the American Century VP Value Portfolio of the American Century Variable Portfolios, Inc. The Portfolio seeks long-term capital growth. Income is a secondary objective.

(3)  Transactions with Affiliates

KILICO assumes mortality risks associated with the annuity contracts and incurs all expenses involved in administering the contracts. In return, KILICO assesses that portion of each subaccount representing assets under the Kemper Advantage III flexible payment contracts with a daily charge for mortality and expense risk and administrative costs which amounts to an aggregate of one percent (1.00%) per annum. KILICO also assesses that portion of each subaccount representing assets under the Kemper Advantage III periodic payment contracts with a daily asset charge for mortality and expense risk and administrative costs which amounts to an aggregate of one and three-tenths percent (1.30%) per annum. KILICO assesses that portion of each subaccount representing assets under the Kemper Passport contracts with a daily asset charge for mortality and expense risk and administrative costs which amounts to an aggregate of one and one-quarter percent (1.25%) per annum. KILICO assesses that portion of each subaccount representing assets under the Kemper Destinations contracts with a daily asset charge for mortality and expense risk and administrative costs which amounts to an aggregate of one and four-tenths percent (1.40%) per annum. KILICO assesses that portion of each subaccount representing assets under the Farmers Variable Annuity I contracts with a daily asset charge for mortality and expense risk and administrative costs which amounts to an aggregate of one and four-tenths percent (1.40%) per annum. KILICO assesses that portion of each subaccount representing assets under the Zurich Preferred contracts with a daily asset charge for mortality and expense risk and administrative costs which amounts to an aggregate of one and one-quarter percent (1.25%) per annum. The Kemper Passport and Kemper Destinations DCA Money Market Subaccount #2, available for participation in the dollar cost averaging program, has no daily asset charge deduction.

KILICO also assesses each Kemper Advantage III contract participating in one or more of the subaccounts at any time during the year a records maintenance charge. For contracts purchased prior to June 1, 1993, the charge is $25 and is assessed on December 31st of each calendar year. For contracts purchased June 1, 1993 and subsequent, the charge is a maximum of $30 per year and is assessed ratably every quarter of each calendar year, except in those states which have yet to approve these contract changes. The charge is assessed whether or not any purchase payments have been made during the year. KILICO also assesses against each Kemper Passport, Kemper Destinations and Farmers Variable Annuity I contract participating in one or more of the subaccounts a records maintenance charge of $30, generally taken at the end of each contract year. KILICO assesses each Zurich Preferred contract participating in one or more of the subaccounts a records maintenance charge of $7.50 quarterly for contracts with contract value under $25,000, $3.75 quarterly for contracts with contract value between $25,000 and $50,000. The records maintenance charge for Kemper Advantage III, Kemper Passport, Kemper Destinations, Farmers Variable Annuity I and Zurich Preferred contracts are waived for all individual contracts whose investment value exceeds $50,000 on the date of assessment.

For contracts issued prior to May 1, 1994, KILICO has undertaken to reimburse each of the Kemper Advantage III Contract Owners participating in the Kemper Money Market, Kemper Total Return, Kemper High Yield and Kemper Growth Subaccounts, whose direct and indirect operating expenses exceed eighty hundredths of one percent (.80%) of average daily net assets. In determining reimbursement of direct and indirect operating expenses, for each subaccount, charges for mortality and expense risks and administrative expenses, and records maintenance charges are excluded and, for each subaccount, charges for taxes, extraordinary expenses, and brokerage and transaction costs are excluded. During the year ended December 31, 2000, no such payment was required.

KILICO assesses an optional annual charge for the Guaranteed Retirement Income Benefit ("GRIB"), related to the Kemper Destinations and Farmers Variable Annuity I contracts. The annual charge of .25% of Contract Value, if taken, will be deducted pro rata from each invested subaccount quarterly.

Proceeds payable on the redemption of units are reduced by the amount of any applicable contingent deferred sales charge due to KILICO.

Zurich Scudder Investments, Inc. (formerly Scudder Kemper Investments, Inc.), an affiliated company, is the investment manager of the Kemper Variable Series and the Scudder Variable Life Investment Fund. Investors Brokerage Services, Inc. and PMG Securities, Inc., wholly-owned subsidiaries of KILICO, are the principal underwriters for the Separate Account.

(4)  Net Transfers (To) From Affiliate and Subaccounts

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the Contract Owner's interest to or from another eligible subaccount or to the general account of KILICO.

(5)  Contract Owners' Equity

The Contract Owners' equity is affected by the investment results of, and contract charges to, each subaccount. The accompanying financial statements include only Contract Owners' payments pertaining to the variable portions of their contracts and exclude any payments for the market value adjusted or fixed portions, the latter being included in the general account of KILICO. Contract Owners may elect to annuitize the contract under one of several annuity options, as specified in the prospectus. Included in the following table of Contract Owners' Equity is approximately $12,769 thousand, $4,386 thousand and $613 thousand of annuitized contracts for Kemper Advantage III, Kemper Passport and Kemper Destinations, respectively.

Contract Owners' equity at December 31, 2000, is as follows (in thousands, except unit value; differences are due to rounding):

      KEMPER ADVANTAGE III CONTRACTS
                                                                Contract
                                                  Number          Unit        Owners'
                                                 of Units        Value        Equity
                                                 ----------     --------     --------
KEMPER VARIABLE SERIES:

Kemper Money Market Subaccount #1
 Flexible Payment, Qualified and Nonqualified..      3,168       $2.718      $  8,609
 Periodic Payment, Qualified and Nonqualified..     21,264        2.571        54,665
                                                                             --------
                                                                               63,274
                                                                             --------
Kemper Total Return Subaccount
 Flexible Payment, Qualified...................        586        8.122         4,756
 Flexible Payment, Nonqualified................      2,366        7.520        17,790
 Periodic Payment, Qualified...................     51,400        7.683       394,923
 Periodic Payment, Nonqualified................      7,621        7.159        54,556
                                                                             --------
                                                                              472,025
                                                                             --------
Kemper High Yield Subaccount
 Flexible Payment, Qualified...................        128        5.825          746
 Flexible Payment, Nonqualified................        789        5.577        4,400
 Periodic Payment, Qualified...................     12,547        5.510       69,137
 Periodic Payment, Nonqualified................      5,398        5.368       28,976
                                                                            --------
                                                                             103,259
                                                                            --------
Kemper Growth Subaccount
 Flexible Payment, Qualified...................        128        7.901        1,011
 Flexible Payment, Nonqualified................        762        7.873        5,999
 Periodic Payment, Qualified...................     35,646        7.512      267,764
 Periodic Payment, Nonqualified................      5,596        7.501       41,976
                                                                            --------
                                                                             316,750
                                                                            --------

                                                                   Contract
                                                  Number    Unit   Owners'
                                                 of Units  Value    Equity
                                                 --------  ------  --------
Kemper Government Securities Subaccount
 Flexible Payment, Qualified and Nonqualified..       894   2.002     1,790
 Periodic Payment, Qualified and Nonqualified..    19,146   1.937    37,080
                                                                    -------
                                                                     38,870
                                                                    -------
Kemper International Subaccount
 Flexible Payment, Qualified and Nonqualified..       502   2.132     1,070
 Periodic Payment, Qualified and Nonqualified..    30,766   2.076    63,878
                                                                    -------
                                                                     64,948
                                                                    -------
Kemper Small Cap Growth Subaccount
 Flexible Payment, Qualified and Nonqualified..       506   3.092     1,566
 Periodic Payment, Qualified and Nonqualified..    39,469   3.032   119,662
                                                                    -------
                                                                    121,228
                                                                    -------
Kemper Investment Grade Bond Subaccount
 Flexible Payment, Qualified and Nonqualified..       201   1.252       252
 Periodic Payment, Qualified and Nonqualified..     3,764   1.235     4,650
                                                                    -------
                                                                      4,902
                                                                    -------
Kemper Contrarian Value Subaccount
 Flexible Payment, Qualified and Nonqualified..       109   1.817       198
 Periodic Payment, Qualified and Nonqualified..    18,536   1.792    33,209
                                                                    -------
                                                                     33,407
                                                                    -------
Kemper Small Cap Value Subaccount
 Flexible Payment, Qualified and Nonqualified..        44   1.124        50
 Periodic Payment, Qualified and Nonqualified..    10,748   1.108    11,911
                                                                    -------
                                                                     11,961
                                                                    -------
Kemper Value+Growth Subaccount
 Flexible Payment, Qualified and Nonqualified..       106   1.847       196
 Periodic Payment, Qualified and Nonqualified..     7,867   1.822    14,331
                                                                    -------
                                                                     14,527
                                                                    -------
Kemper Horizon 20+ Subaccount
 Flexible Payment, Qualified and Nonqualified..        --   1.490        --
 Periodic Payment, Qualified and Nonqualified..     1,656   1.470     2,434
                                                                    -------
                                                                      2,434
                                                                    -------
Kemper Horizon 10+ Subaccount
 Flexible Payment, Qualified and Nonqualified..        16   1.425        23
 Periodic Payment, Qualified and Nonqualified..     1,870   1.406     2,629
                                                                    -------
                                                                      2,652
                                                                    -------
Kemper Horizon 5 Subaccount
 Flexible Payment, Qualified and Nonqualified..         2   1.353         3
 Periodic Payment, Qualified and Nonqualified..     1,103   1.335     1,472
                                                                    -------
                                                                      1,475
                                                                    -------
JANUS ASPEN SERIES:
Janus Aspen Growth Subaccount
 Flexible Payment, Qualified and Nonqualified..        70  31.542     2,197
 Periodic Payment, Qualified and Nonqualified..     5,149  31.050   159,885
                                                                    -------
                                                                    162,082
                                                                    -------
Janus Aspen Aggressive Growth Subaccount
 Flexible Payment, Qualified and Nonqualified..        29  40.901     1,179
 Periodic Payment, Qualified and Nonqualified..     3,621  40.263   145,825
                                                                    -------
                                                                    147,004
                                                                    -------

                                                                                                Contract
                                                                             Number     Unit     Owners'
                                                                            of Units   Value     Equity
                                                                          ----------  -------  ----------
JANUS ASPEN SERIES (continued):

Janus Aspen Worldwide Growth Subaccount
 Flexible Payment, Qualified and Nonqualified............                         46   41.064       1,909
 Periodic Payment, Qualified and Nonqualified............                      7,545   40.424     304,998
                                                                                               ----------
                                                                                                  306,907
                                                                                               ----------
Janus Aspen Balanced Subaccount
 Flexible Payment, Qualified and Nonqualified............                         53   29.394       1,582
 Periodic Payment, Qualified and Nonqualified............                      5,853   28.936     169,372
                                                                                               ----------
                                                                                                  170,954
                                                                                               ----------
LEXINGTON NATURAL RESOURCES TRUST:
Lexington Natural Resources Subaccount
 Flexible Payment, Qualified and Nonqualified............                          3   15.898          50
 Periodic Payment, Qualified and Nonqualified............                        351   15.634       5,501
                                                                                               ----------
                                                                                                    5,551
                                                                                               ----------
LEXINGTON EMERGING MARKETS FUND, INC.:
Lexington Emerging Markets Subaccount
 Flexible Payment, Qualified and Nonqualified............                          4    8.326          33
 Periodic Payment, Qualified and Nonqualified............                        936    8.196       7,671
                                                                                               ----------
                                                                                                    7,704
                                                                                               ----------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
Fidelity VIP Equity-Income Subaccount
 Flexible Payment, Qualified and Nonqualified............                          5   33.096         169
 Periodic Payment, Qualified and Nonqualified............                      1,320   32.641      43,101
                                                                                               ----------
                                                                                                   43,270
                                                                                               ----------
Fidelity VIP Growth Subaccount
 Flexible Payment, Qualified and Nonqualified............                         24   62.649       1,504
 Periodic Payment, Qualified and Nonqualified............                      1,471   61.783      90,879
                                                                                               ----------
                                                                                                   92,383
                                                                                               ----------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
Fidelity VIP II Asset Manager Subaccount
 Flexible Payment, Qualified and Nonqualified............                          8   23.944         187
 Periodic Payment, Qualified and Nonqualified............                        323   23.615       7,629
                                                                                               ----------
                                                                                                    7,816
                                                                                               ----------
Fidelity VIP II Index 500 Subaccount
 Flexible Payment, Qualified and Nonqualified............                         13  158.365       2,133
 Periodic Payment, Qualified and Nonqualified............                        983  156.190     153,517
                                                                                               ----------
                                                                                                  155,650
                                                                                               ----------
Fidelity VIP II Contrafund Subaccount
 Flexible Payment, Qualified and Nonqualified............                         17   29.597         484
 Periodic Payment, Qualified and Nonqualified............                      2,608   29.190      76,138
                                                                                               ----------
                                                                                                   76,622
                                                                                               ----------
SCUDDER VARIABLE LIFE INVESTMENT FUND:
Scudder VLIF Bond Subaccount (Class A Shares)
 Flexible Payment, Qualified and Nonqualified............                          6    7.057          42
 Periodic Payment, Qualified and Nonqualified............                        131    7.023         920
                                                                                               ----------
                                                                                                      962
                                                                                               ----------
Scudder VLIF Capital Growth Subaccount (Class A Shares)
 Flexible Payment, Qualified and Nonqualified............                          5   25.816         141
 Periodic Payment, Qualified and Nonqualified............                         76   25.689       1,965
                                                                                               ----------
                                                                                                    2,106
                                                                                               ----------


                                                                               Contract
                                                            Number     Unit     Owners'
                                                           of Units   Value     Equity
                                                           --------  --------  ----------
Scudder VLIF International Subaccount (Class A Shares)
 Flexible Payment, Qualified and Nonqualified............         4    15.665          73
 Periodic Payment, Qualified and Nonqualified............       289    15.588       4,514
                                                                               ----------
                                                                                    4,587
                                                                               ----------

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.:
Dreyfus Socially Responsible Growth Subaccount
 Flexible Payment, Qualified and Nonqualified............         1    35.379          38
 Periodic Payment, Qualified and Nonqualified............       141    35.205       4,949
                                                                               ----------
                                                                                    4,987
                                                                               ----------
J.P. MORGAN SERIES TRUST II:
J.P. Morgan Small Company Subaccount
 Flexible Payment, Qualified and Nonqualified............         1    14.925          21
 Periodic Payment, Qualified and Nonqualified............       111    14.852       1,660
                                                                               ----------
                                                                                    1,681
                                                                               ----------
THE ALGER AMERICAN FUND:
Alger American Growth Subaccount
 Flexible Payment, Qualified and Nonqualified............         2    59.667         112
 Periodic Payment, Qualified and Nonqualified............       342    59.374      20,339
                                                                               ----------
                                                                                   20,451
                                                                               ----------
Alger American Small Capitalization Subaccount
 Flexible Payment, Qualified and Nonqualified............         1    45.157          52
 Periodic Payment, Qualified and Nonqualified............       105    44.935       4,726
                                                                               ----------
                                                                                    4,778
                                                                               ----------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
American Century VP Income & Growth Subaccount
 Flexible Payment, Qualified and Nonqualified............        13     7.034          92
 Periodic Payment, Qualified and Nonqualified............       684     6.990       4,786
                                                                               ----------
                                                                                    4,878
                                                                               ----------
American Century VP Value Subaccount
 Flexible Payment, Qualified and Nonqualified............         2     6.914          14
 Periodic Payment, Qualified and Nonqualified............       426     6.880       2,931
                                                                               ----------
                                                                                    2,945
                                                                               ----------

  Total Kemper Advantage III Contract Owners' Equity.....                      $2,475,030
                                                                               ==========


    KEMPER PASSPORT CONTRACTS

KEMPER VARIABLE SERIES:

Kemper Money Market Subaccount #1
 Qualified and Nonqualified..............................    11,389  $  1.351  $   15,387

Kemper Total Return Subaccount
 Qualified and Nonqualified..............................    36,660     2.090      76,629

Kemper High Yield Subaccount
 Qualified and Nonqualified..............................    26,379     1.717      45,287

Kemper Growth Subaccount
 Qualified and Nonqualified..............................    31,434     2.543      79,949



                                                                              Contract
                                                            Number    Unit     Owners'
                                                           of Units   Value    Equity
                                                           --------  ------   ---------

Kemper Government Securities Subaccount
 Qualified and Nonqualified..............................  10,677     1.565      16,711

Kemper International Subaccount
 Qualified and Nonqualified..............................  15,329     2.085      31,968

Kemper Small Cap Growth Subaccount
 Qualified and Nonqualified..............................   8,509     3.042      25,881

Kemper Investment Grade Bond Subaccount
 Qualified and Nonqualified..............................   5,728     1.238       7,092

Kemper Contrarian Value Subaccount
 Qualified and Nonqualified..............................  15,188     1.796      27,274

Kemper Small Cap Value Subaccount
 Qualified and Nonqualified..............................   8,217     1.111       9,127

Kemper Value+Growth Subaccount
 Qualified and Nonqualified..............................   9,990     1.826      18,241

Kemper Horizon 20+ Subaccount
 Qualified and Nonqualified..............................   2,872     1.473       4,230

Kemper Horizon 10+ Subaccount
 Qualified and Nonqualified..............................   4,303     1.409       6,063

Kemper Horizon 5 Subaccount
 Qualified and Nonqualified..............................   2,676     1.338       3,580
                                                                             ----------

   Total Kemper Passport Contract Owners' Equity.........                    $  367,419
                                                                             ==========

     KEMPER DESTINATIONS CONTRACTS

KEMPER VARIABLE SERIES:

Kemper Money Market Subaccount #1
 Qualified and Nonqualified..............................   3,372   $11.049  $   37,251

Kemper Total Return Subaccount
 Qualified and Nonqualified..............................   4,778    11.462      54,763

Kemper High Yield Subaccount
 Qualified and Nonqualified..............................   2,803     8.751      24,530

Kemper Growth Subaccount
 Qualified and Nonqualified..............................   2,552    10.802      27,569

Kemper Government Securities Subaccount
 Qualified and Nonqualified..............................   1,273    11.223      14,286

                                                                              Contract
                                                            Number    Unit     Owners'
                                                           of Units   Value    Equity
                                                           --------  -------  --------
Kemper International Subaccount
 Qualified and Nonqualified..............................       977   10.624    10,382

Kemper Small Cap Growth Subaccount
 Qualified and Nonqualified..............................     2,896   12.936    37,462

Kemper Investment Grade Bond Subaccount
 Qualified and Nonqualified..............................     1,144   10.905    12,473

Kemper Contrarian Value Subaccount
 Qualified and Nonqualified..............................     2,516   10.863    27,332

Kemper Small Cap Value Subaccount
 Qualified and Nonqualified..............................     1,281    8.770    11,234

Kemper Value+Growth Subaccount
 Qualified and Nonqualified..............................       915   11.648    10,657

Kemper Horizon 20+ Subaccount
 Qualified and Nonqualified..............................       168    9.883     1,659

Kemper Horizon 10+ Subaccount
 Qualified and Nonqualified..............................       450   10.321     4,641

Kemper Horizon 5 Subaccount
 Qualified and Nonqualified..............................       226   10.530     2,382

JANUS ASPEN SERIES:

Janus Growth Subaccount
 Qualified and Nonqualified..............................     8,631   14.290   123,340

SCUDDER VARIABLE LIFE INVESTMENT FUND:

Scudder VLIF Capital Growth Subaccount (Class A Shares)
 Qualified and Nonqualified..............................     1,959   12.826    25,129

Scudder VLIF International Subaccount (Class A Shares)
 Qualified and Nonqualified..............................     4,655   11.574    53,882

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.:

Dreyfus Socially Responsible Growth Subaccount
 Qualified and Nonqualified..............................       600    9.905     5,947
                                                                              --------

 Total Kemper Destinations Contract Owners' Equity.......                     $484,919
                                                                              ========

           FARMERS VARIABLE ANNUITY I CONTRACTS



                                                                                                           Contract
                                                                            Number          Unit           Owners'
                                                                           of Units         Value          Equity
                                                                           --------         -----          --------
KEMPER VARIABLE SERIES:

Kemper Government Securities Subaccount
  Qualified and Nonqualified.........................................             75       10.856               814

Kemper Small Cap Growth Subaccount
  Qualified and Nonqualified.........................................             20       13.315               273

Kemper High Yield Subaccount
  Qualified and Nonqualified.........................................              2        9.160                18

SCUDDER VARIABLE LIFE INVESTMENT FUND:
Scudder VLIF Bond Subaccount (Class A Shares)
  Qualified and Nonqualified.........................................             33       10.644               353

Scudder VLIF International Subaccount (Class A Shares)
  Qualified and Nonqualified.........................................             18       11.611               205
                                                                                                           --------

  Total Farmers Variable Annuity I Contract Owners' Equity...........                                      $  1,663
                                                                                                           --------

          ZURICH PREFERRED CONTRACTS

KEMPER VARIABLE SERIES:

Kemper Money Market #1 Subaccount
  Qualified and Nonqualified.........................................         15,033        1.025            15,404

Kemper Total Return Subaccount
  Qualified and Nonqualified.........................................              7        2.575                18

Kemper High Yield Subaccount
  Qualified and Nonqualified.........................................             26        0.911                24

Kemper Growth Subaccount
  Qualified and Nonqualified.........................................              7        2.993                21

Kemper Government Securities Subaccount
  Qualified and Nonqualified.........................................             --        1.189                --

Kemper Small Cap Growth Subaccount
  Qualified and Nonqualified.........................................             35        2.151                76

Kemper Investment Grade Bond Subaccount
  Qualified and Nonqualified.........................................             10        1.138                11


                                                                                  Contract
                                                            Number      Unit      Owners'
                                                           of Units     Value      Equity
                                                           --------    -------    --------

JANUS ASPEN SERIES:

Janus Aspen Growth Subaccount
 Qualified and Nonqualified..............................         3     27.457          75

Janus Aspen Aggressive Growth Subaccount
 Qualified and Nonqualified..............................         2     37.224          57

Janus Aspen Worldwide Growth Subaccount
 Qualified and Nonqualified..............................         6     39.439         243

Janus Aspen Balanced Subaccount
 Qualified and Nonqualified..............................         3     25.381          84

FIDELITY VARIABLE INSURANCE PRODUCTS FUND:

Fidelity VIP Equity-Income Subaccount
 Qualified and Nonqualified..............................         4     25.363          93

Fidelity VIP Growth Subaccount
 Qualified and Nonqualified..............................         4     43.380         161

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:

Fidelity VIP II Index 500 Subaccount
 Qualified and Nonqualified..............................         1    148.249          96

Fidelity VIP II Contrafund Subaccount
 Qualified and Nonqualified..............................         1     23.593          26

SCUDDER VARIABLE LIFE INVESTMENT FUND:

Scudder VLIF Bond Subaccount (Class A Shares)
 Qualified and Nonqualified..............................         4      6.748          25

Scudder VLIF Capital Growth Subaccount (Class A Shares)
 Qualified and Nonqualified..............................         0     22.927           9

Scudder VLIF International Subaccount (Class A Shares)
 Qualified and Nonqualified..............................         1     14.172          13

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.:

Dreyfus Socially Responsible Growth Subaccount
 Qualified and Nonqualified..............................         0     34.539          12




     ZURICH PREFERRED CONTRACTS (continued)
                                                                                   Contract
                                                          Number         Unit      Owners'
                                                         of Units       Value      Equity
                                                       ------------     ------     --------
J.P.MORGAN SERIES TRUST II:

J.P. Morgan Small Company Subaccount
 Qualified and Nonqualified..........................           0       14.315            7

THE ALGER AMERICAN FUND:

Alger American Growth Subaccount
 Qualified and Nonqualified..........................           1       46.978           33

Alger American Small Capitalization Subaccount
 Qualified and Nonqualified..........................           0       23.344            7

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:

American Century VP Income & Growth Subaccount
 Qualified and Nonqualified..........................           2        7.066           13

American Century VP Value Subaccount
 Qualified and Nonqualified..........................           5        6.629           35
                                                                                   --------

     Total Zurich Preferred Contract Owners' Equity..                               $16,543
                                                                                   --------

Other Subaccounts                                                                  $696,353
                                                                                   --------

     Total KILICO Variable Annuity Separate Account                              $4,041,927
                                                                                 ==========

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Kemper Investors Life Insurance Company:

   In our opinion, the consolidated financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company and its subsidiaries (the "Company") at December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. In addition, in our opinion, the financial statement schedules listed in the accompanying index present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Chicago, Illinois
March 23, 2001

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS

                       (in thousands, except share data)

                                                       December     December
                                                       31, 2000     31, 1999
                                                      -----------  -----------
Assets
Fixed maturities, available for sale, at fair value
 (amortized cost:
 December 31, 2000, $3,189,719; December 31, 1999,
 $3,397,188)......................................... $ 3,157,169  $ 3,276,017
Equity securities (cost: December 31, 2000, $65,473;
 December 31, 1999, $65,235).........................      63,879       61,592
Short-term investments...............................      15,900       42,391
Joint venture mortgage loans.........................      67,473       67,242
Third-party mortgage loans...........................      63,476       63,875
Other real estate-related investments................       9,468       20,506
Policy loans.........................................     256,226      261,788
Other invested assets................................      21,792       25,621
                                                      -----------  -----------
  Total investments..................................   3,655,383    3,819,032
Cash.................................................      34,101       12,015
Accrued investment income............................     134,585      127,219
Goodwill.............................................     191,163      203,907
Value of business acquired...........................      95,621      119,160
Other intangible assets..............................       4,531          --
Deferred insurance acquisition costs.................     240,801      159,667
Deferred income taxes................................     120,781       93,502
Reinsurance recoverable..............................     310,183      309,696
Receivable on sales of securities....................       8,286        3,500
Other assets and receivables.........................      31,569       29,950
Assets held in separate accounts.....................  11,179,639    9,778,068
                                                      -----------  -----------
  Total assets....................................... $16,006,643  $14,655,716
                                                      ===========  ===========
Liabilities
Future policy benefits............................... $ 3,588,140  $ 3,718,833
Other policyholder benefits and funds payable........     399,585      457,328
Other accounts payable and liabilities...............     109,152       71,482
Liabilities related to separate accounts.............  11,179,639    9,778,068
                                                      -----------  -----------
  Total liabilities..................................  15,276,516   14,025,711
                                                      -----------  -----------
Commitments and contingent liabilities
Stockholder's equity
Capital stock--$10 par value, authorized 300,000
 shares; outstanding 250,000 shares..................       2,500        2,500
Additional paid-in capital...........................     804,347      804,347
Accumulated other comprehensive loss.................     (32,718)    (120,819)
Retained deficit.....................................     (44,002)     (56,023)
                                                      -----------  -----------
  Total stockholder's equity.........................     730,127      630,005
                                                      -----------  -----------
  Total liabilities and stockholder's equity......... $16,006,643  $14,655,716
                                                      ===========  ===========

   See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                 (in thousands)

                                                    Year Ended December 31,
                                                   ----------------------------
                                                     2000      1999      1998
                                                   --------  --------  --------
Revenue
Net investment income............................. $257,470  $264,640  $273,512
Realized investment gains (losses)................   (8,277)   (9,549)   51,868
Premium income....................................    8,394    21,990    22,346
Separate account fees and charges.................   68,293    74,715    61,982
Other income......................................   35,030    11,623    10,031
                                                   --------  --------  --------
  Total revenue...................................  360,910   363,419   419,739
                                                   --------  --------  --------
Benefits and Expenses
Interest credited to policyholders................  152,289   162,243   176,906
Claims incurred and other policyholder benefits...   13,718    18,185    28,029
Taxes, licenses and fees..........................   17,861    30,234    30,292
Commissions.......................................  114,162    67,555    39,046
Operating expenses................................   61,671    45,989    44,575
Deferral of insurance acquisition costs........... (104,608)  (69,814)  (46,565)
Amortization of insurance acquisition costs.......   23,231     5,524    12,082
Amortization of value of business acquired........   19,926    12,955    17,677
Amortization of goodwill..........................   12,744    12,744    12,744
Amortization of other intangible assets...........      368       --        --
                                                   --------  --------  --------
  Total benefits and expenses.....................  311,362   285,615   314,786
                                                   --------  --------  --------
Income before income tax expense..................   49,548    77,804   104,953
Income tax expense................................    1,247    32,864    39,804
                                                   --------  --------  --------
  Net income...................................... $ 48,301  $ 44,940  $ 65,149
                                                   ========  ========  ========

   See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                 (in thousands)

                                                    Year Ended December 31,
                                                   ----------------------------
                                                     2000      1999      1998
                                                   --------  ---------  -------
Net income.......................................  $ 48,301  $  44,940  $65,149
                                                   --------  ---------  -------
Other comprehensive income (loss), before tax:
Unrealized holding gains (losses) on investments
 arising during period:
Unrealized holding gains (losses) on investments.    61,487   (180,267)  25,372
Adjustment to value of business acquired.........    (3,400)    12,811   (9,332)
Adjustment to deferred insurance acquisition
 costs...........................................      (230)     5,726   (2,862)
                                                   --------  ---------  -------
  Total unrealized holding gains (losses) on
   investments arising during period.............    57,857   (161,730)  13,178
                                                   --------  ---------  -------
Less reclassification adjustments for items
 included in net income:
Adjustment for (gains) losses included in
 realized investment gains (losses)..............   (24,583)    16,651    6,794
Adjustment for amortization of premium on fixed
 maturities included in net investment income....    (4,538)   (10,533) (17,064)
Adjustment for (gains) losses included in
 amortization of value of business acquired......       214       (454)  (7,378)
Adjustment for (gains) losses included in
 amortization of insurance acquisition costs.....        13      1,892     (463)
                                                   --------  ---------  -------
  Total reclassification adjustments for items
   included in net income........................   (28,894)     7,556  (18,111)
                                                   --------  ---------  -------
Other comprehensive income (loss), before related
 income tax expense (benefit)....................    86,751   (169,286)  31,289
Related income tax expense (benefit).............    (1,350)   (15,492)  10,952
                                                   --------  ---------  -------
  Other comprehensive income (loss), net of tax..    88,101   (153,794)  20,337
                                                   --------  ---------  -------
  Comprehensive income (loss)....................  $136,402  $(108,854) $85,486
                                                   ========  =========  =======

   See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                 (in thousands)

                                                   Year Ended December 31,
                                                 ------------------------------
                                                   2000       1999       1998
                                                 ---------  ---------  --------
Capital stock, beginning and end of period.....  $   2,500  $   2,500  $  2,500
                                                 ---------  ---------  --------
Additional paid-in capital, beginning of
 period........................................    804,347    804,347   806,538
Capital contributions from parent..............        --         --      4,261
Adjustment to prior period capital contribution
 from parent...................................        --         --     (6,452)
                                                 ---------  ---------  --------
  End of period................................    804,347    804,347   804,347
                                                 ---------  ---------  --------
Accumulated other comprehensive income (loss),
 beginning of period...........................   (120,819)    32,975    12,637
Other comprehensive income (loss), net of tax..     88,101   (153,794)   20,338
                                                 ---------  ---------  --------
  End of period................................    (32,718)  (120,819)   32,975
                                                 ---------  ---------  --------
Retained earnings (deficit), beginning of
 period........................................    (56,023)    14,037    43,888
Net income.....................................     48,301     44,940    65,149
Dividends to parent............................    (36,280)  (115,000)  (95,000)
                                                 ---------  ---------  --------
  End of period................................    (44,002)   (56,023)   14,037
                                                 ---------  ---------  --------
    Total stockholder's equity.................  $ 730,127  $ 630,005  $853,859
                                                 =========  =========  ========

   See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                 (in thousands)

                                                Year Ended December 31,
                                           -----------------------------------
                                             2000        1999         1998
                                           ---------  -----------  -----------
Cash flows from operating activities
Net income................................ $  48,301  $    44,940  $    65,149
Reconcilement of net income to net cash
 provided:
  Realized investment (gains) losses......     8,277        9,549      (51,868)
  Net change in trading account
   securities.............................       --       (51,239)      (6,727)
  Interest credited and other charges.....   142,344      158,557      173,958
  Deferred insurance acquisition costs,
   net....................................   (81,377)     (64,290)     (34,483)
  Amortization of value of business
   acquired...............................    19,926       12,955       17,677
  Amortization of goodwill................    12,744       12,744       12,744
  Amortization of discount and premium on
   investments............................     4,538       11,157       17,353
  Amortization of other intangible assets.       368          --           --
  Deferred income taxes...................   (25,930)     (42,952)     (12,469)
  Net change in current federal income
   taxes..................................   (18,593)     (10,594)     (73,162)
  Benefits and premium taxes due related
   to separate account business-owned life
   insurance..............................   (61,476)     149,477      123,884
  Other, net..............................    42,377      (11,901)     (41,477)
                                           ---------  -----------  -----------
    Net cash flow from operating
     activities...........................    91,499      218,403      190,579
                                           ---------  -----------  -----------
Cash flows from investing activities
Cash from investments sold or matured:
  Fixed maturities held to maturity.......   170,465      335,735      491,699
  Fixed maturities sold prior to maturity.   589,933    1,269,290      882,596
  Equity securities.......................     1,271       11,379      107,598
  Mortgage loans, policy loans and other
   invested assets........................    73,177       75,389      180,316
Cost of investments purchased or loans
 originated:
  Fixed maturities........................  (569,652)  (1,455,496)  (1,319,119)
  Equity securities.......................    (1,264)      (8,703)     (83,303)
  Mortgage loans, policy loans and other
   invested assets........................   (47,109)     (43,665)     (66,331)
  Investment in subsidiaries..............    (4,899)         --           --
Short-term investments, net...............    26,491       15,943      177,723
Net change in receivable and payable for
 securities transactions..................    (4,786)         --          (677)
Net change in other assets................    (5,141)      (2,725)         --
                                           ---------  -----------  -----------
    Net cash from investing activities....   228,486      197,147      370,502
                                           ---------  -----------  -----------
Cash flows from financing activities
Policyholder account balances:
  Deposits................................   608,363      383,874      180,124
  Withdrawals.............................  (881,888)    (694,848)    (649,400)
Capital contributions from parent.........       --           --         4,261
Dividends to parent.......................   (36,280)    (115,000)     (95,000)
Other.....................................    11,906        8,953      (11,448)
                                           ---------  -----------  -----------
    Net cash used in financing activities.  (297,899)    (417,021)    (571,463)
                                           ---------  -----------  -----------
    Net increase (decrease) in cash.......    22,086       (1,471)     (10,382)
Cash, beginning of period.................    12,015       13,486       23,868
                                           ---------  -----------  -----------
Cash, end of period....................... $  34,101  $    12,015  $    13,486
                                           =========  ===========  ===========

   See accompanying notes to consolidated financial statements.

         KEMPER INVESTOR LIFE INSURANCE COMPANY AND SUBSIDIARIES

                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) Summary of Significant Accounting Policies

Basis of presentation

   Kemper Investors Life Insurance Company and subsidiaries (the "Company") issues fixed and variable annuity products, variable life, term life and interest-sensitive life insurance products marketed primarily through a network of financial institutions, securities brokerage firms, insurance agents and financial planners. The Company is licensed in the District of Columbia and all states except New York. The Company is a wholly-owned subsidiary of Kemper Corporation ("Kemper"). Kemper is a wholly-owned subsidiary of Zurich Group Holding ("ZGH" or "Zurich"), a Swiss holding company, formerly known as Zurich Financial Services. ZGH is wholly-owned by Zurich Financial Services ("ZFS"), a new Swiss holding company. ZFS was formerly Zurich Allied AG, which was merged with Allied Zurich p.l.c. in October 2000.

   The financial statements include the accounts of the Company on a consolidated basis. All significant intercompany balances and transactions have been eliminated. Certain reclassifications have been made to the 1999 and 1998 consolidated financial statements in order for them to conform to the 2000 presentation. The accompanying consolidated financial statements of the Company as of and for the years ended December 31, 2000, 1999 and 1998, have been prepared in conformity with accounting principles generally accepted in the United States of America.

Estimates

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements. As further discussed in the accompanying notes to the consolidated financial statements, significant estimates and assumptions affect goodwill, deferred insurance acquisition costs, the value of business acquired, provisions for real estate-related losses and reserves, other-than-temporary declines in values for fixed maturities, the valuation allowance for deferred income taxes and the calculation of fair value disclosures for certain financial instruments.

Goodwill and other intangibles

   The Company reviews goodwill and other intangibles ("intangible assets") to determine if events or changes in circumstances may have affected the recoverability of the outstanding intangible assets as of each reporting period. In the event that the Company determines that the intangible assets are not recoverable, it would amortize such amounts as additional amortization expense in the accompanying financial statements. As of December 31, 2000, the Company believes that no such adjustment is necessary.

   The difference between Zurich's cost of acquiring the Company and the net fair value of the assets and liabilities as of January 4, 1996 was recorded as goodwill. Goodwill is amortized on a straight-line basis over a twenty-year period. Other intangible assets of $4.9 million, recorded in 2000 in connection with the purchase of PMG, are being amortized on a straight-line basis over a ten-year period.

Value of business acquired

   The value of business acquired reflects the estimated fair value of the Company's life insurance business in force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition, January 4, 1996. Such value is the present value of the actuarially determined projected cash flows for the acquired policies.

         KEMPER INVESTOR LIFE INSURANCE COMPANY AND SUBSIDIARIES

                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(1) Summary of Significant Accounting Policies (continued)

   The value of the business acquired is amortized over the estimated contract life of the business acquired in relation to the present value of estimated gross profits using current assumptions based on an interest rate equal to the liability or contract rate on the value of business acquired. The estimated amortization and accretion of interest for the value of business acquired for each of the years through December 31, 2005 are as follows:

                                                              Projected
                                                              Accretion
(in thousands)                         Beginning                 of      Ending
Year Ended December 31,                 Balance  Amortization Interest  Balance
-----------------------                --------- ------------ --------- --------
1998 (actual)......................... $143,744    $(26,807)   $9,129   $126,066
1999 (actual).........................  126,066     (20,891)    7,936    113,111
2000 (actual).........................  113,111     (26,805)    6,879     93,185
2001..................................   93,185     (18,664)    5,733     80,254
2002..................................   80,254     (16,249)    4,955     68,960
2003..................................   68,960     (15,765)    4,178     57,373
2004..................................   57,373     (14,646)    3,433     46,160
2005..................................   46,160     (12,868)    2,753     36,045

   The projected ending balance of the value of business acquired will be further adjusted to reflect the impact of unrealized gains or losses on fixed maturities held as available for sale in the investment portfolio. Such adjustments are not recorded in the Company's net income but rather are recorded as a credit or charge to accumulated other comprehensive income, net of income tax. This adjustment increased the value of business acquired by $2.4 million and $6.0 million as of December 31, 2000 and 1999, respectively. Accumulated other comprehensive income increased by approximately $1.6 million and $3.9 million as of December 31, 2000 and 1999, respectively, due to this adjustment.

Life insurance revenue and expenses

   Revenue for annuities, variable life insurance and interest-sensitive life insurance products consists of investment income, and policy charges such as mortality, expense and surrender charges and expense loads for premium taxes on certain contracts. Expenses consist of benefits and interest credited to contracts, policy maintenance costs and amortization of deferred insurance acquisition costs.

   Premiums for term life policies are reported as earned when due. Profits for such policies are recognized over the duration of the insurance policies by matching benefits and expenses to premium income.

Reinsurance

   In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of fixed-rate annuities and to individual death claims. The Company generally cedes 100 percent of the related annuity liabilities under the terms of the reinsurance agreements for these certain blocks of fixed-rate annuities. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. As such, these amounts paid or deemed to have been paid are recorded on the Company's consolidated balance sheet as reinsurance recoverables and ceded future policy benefits.

Deferred insurance acquisition costs

   The costs of acquiring new business, principally commission expense and certain policy issuance and underwriting expenses, have been deferred to the extent they are recoverable from estimated future gross profits on the related contracts and policies. The deferred insurance acquisition costs for annuities, separate account business and interest-sensitive life insurance products are being amortized over the estimated contract life in relation to the present value of estimated gross profits. Deferred insurance acquisition costs related to such interest-sensitive products also reflect the estimated impact of unrealized gains or losses on fixed

         KEMPER INVESTOR LIFE INSURANCE COMPANY AND SUBSIDIARIES

                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) Summary of Significant Accounting Policies (continued)

maturities held as available for sale in the investment portfolio, through a charge or credit to accumulated other comprehensive income, net of income tax. The deferred insurance acquisition costs for term-life insurance products are being amortized over the premium paying period of the policies.

Future policy benefits

   Liabilities for future policy benefits related to annuities and interest-sensitive life contracts reflect net premiums received plus interest credited during the contract accumulation period and the present value of future payments for contracts that have annuitized. Current interest rates credited during the contract accumulation period range from 3.0 percent to 10.0 percent. Future minimum guaranteed interest rates vary from 3.0 percent to 4.0 percent. For contracts that have annuitized, interest rates used in determining the present value of future payments range principally from 2.5 percent to 12.0 percent.

   Liabilities for future term life policy benefits have been computed principally by a net level premium method. Anticipated rates of mortality are based on the 1975-1980 Select and Ultimate Table modified by Company experience, including withdrawals. Assumed investment yields are by policy duration and range from 7.3 percent to 6.0 percent over 20 years.

Guaranty fund assessments

   The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during the years 2000 and prior. The Company's financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of estimated future premium tax recoveries) that the Company believes it will be assessed in the future for which the life insurance industry has estimated the cost to cover losses to policyholders.

Invested assets and related income

   Investments in fixed maturities and equity securities are carried at fair value. Short-term investments are carried at cost, which approximates fair value.

   The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed and asset-backed securities, over the estimated life of the security. Such amortization is included in net investment income. Amortization of the discount or premium from mortgage-backed and asset-backed securities is recognized using a level effective yield method which considers the estimated timing and amount of prepayments of the underlying loans and is adjusted to reflect differences which arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. To the extent that the estimated lives of such securities change as a result of changes in prepayment rates, the adjustment is also included in net investment income. The Company does not accrue interest income on fixed maturities deemed to be impaired on an other-than-temporary basis, or on mortgage loans and other real estate loans where the likelihood of collection of interest is doubtful.

   Mortgage loans are carried at their unpaid balance, net of unamortized discount and any applicable reserves or write-downs. Other real estate-related investments, net of any applicable reserves and write-downs, include notes receivable from real estate ventures and investments in real estate ventures, adjusted for the equity in the operating income or loss of such ventures. Real estate reserves are established when declines in collateral values, estimated in light of current economic conditions, indicate a likelihood of loss.

   Investments in policy loans and other invested assets, consisting primarily of venture capital investments and a leveraged lease, are carried primarily at cost.

   Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, recognition of other-than-temporary declines in value and changes in real estate-related reserves and write-downs are included in revenue. Net unrealized gains or losses on revaluation of investments are credited or charged to accumulated other comprehensive income (loss). Such unrealized gains are recorded net of deferred income tax expense, while unrealized losses are not tax benefited.

         KEMPER INVESTOR LIFE INSURANCE COMPANY AND SUBSIDIARIES

                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) Summary of Significant Accounting Policies (continued)

Derivative instruments

   In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard 133, ("SFAS 133") Accounting for Derivative Instruments and Hedging Activities. Statement of Financial Accounting Standard 137, Deferral of the Effective Date of FASB Statement No. 133 delayed implementation of SFAS 133 until fiscal years beginning January 1, 2001. Statement of Financial Accounting Standard 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities--an amendment of FASB Statement No. 133, ("SFAS 138"), further clarified the accounting treatment of certain derivative instruments. The Company has adopted SFAS 133 and SFAS 138 in the fourth quarter of 2000. Up until the fourth quarter of 2000, the Company held no derivative investments.

   In the fourth quarter of 2000, the Company entered into an interest rate swap with Zurich Capital Markets, Inc. ("ZCM"), an affiliated counterparty, to alter interest rate exposures arising from mismatches between assets and liabilities. Under the interest rate swap, an agreement was reached with another party to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. No cash was exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is made by the counterparty at each due date.

   Exposure exists to credit-related losses in the event of nonperformance by the counterparty to the financial instrument, but the Company does not expect the counterparty to fail to meet its obligations given their high credit ratings. The credit exposure of the interest rate swap is represented by the fair value (market value) of the contract. At December 31, 2000, an open swap agreement with a notional value of $100.0 million and an expiration date of November 2004, had a negative market value of $271,409.

Separate account business

   The assets and liabilities of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contract holders. The Company receives administrative fees from the separate account and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders. The assets and liabilities of the separate accounts are carried at fair value.

Income tax

   The Company files a separate Federal income tax return. Deferred taxes are provided on the temporary differences between the tax and financial statement basis of assets and liabilities.

(2) Cash Flow Information

   The Company defines cash as cash in banks and money market accounts. The Company paid federal income taxes of $43.9 million, $83.8 million and $126.0 million directly to the United States Treasury Department during 2000, 1999 and 1998, respectively.

         KEMPER INVESTOR LIFE INSURANCE COMPANY AND SUBSIDIARIES

                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(3) Invested Assets and Related Income

   The Company is carrying its fixed maturity investment portfolio at estimated fair value as fixed maturities are considered available for sale. The carrying value of fixed maturities compared with amortized cost, adjusted for other-than-temporary declines in value, were as follows:

                                                                 Estimated
                                                                Unrealized
                                        Carrying  Amortized  -----------------
                                         Value       Cost     Gains   Losses
                                       ---------- ---------- ------- ---------
(in thousands)
December 31, 2000
U.S. treasury securities and
 obligations of U.S. government
 agencies and authorities............. $   11,823 $   11,777 $    69 $     (24)
Obligations of states and political
 subdivisions, special revenue and
 nonguaranteed........................     24,022     24,207     --       (186)
Debt securities issued by foreign
 governments..........................     21,811     21,893      90      (171)
Corporate securities..................  2,060,678  2,093,916  12,634   (45,871)
Mortgage and asset-backed securities..  1,038,835  1,037,926   7,495    (6,586)
                                       ---------- ---------- ------- ---------
  Total fixed maturities.............. $3,157,169 $3,189,719 $20,288 $ (52,838)
                                       ========== ========== ======= =========
December 31, 1999
U.S. treasury securities and
 obligations of U.S. government
 agencies and authorities............. $    6,516 $    6,631 $   --  $    (115)
Obligations of states and political
 subdivisions, special revenue and
 nonguaranteed........................     21,656     22,107     --       (451)
Debt securities issued by foreign
 governments..........................     23,890     24,749     380    (1,239)
Corporate securities..................  2,063,054  2,147,606   2,750   (87,302)
Mortgage and asset-backed securities..  1,160,901  1,196,095     450   (35,644)
                                       ---------- ---------- ------- ---------
  Total fixed maturities.............. $3,276,017 $3,397,188 $ 3,580 $(124,751)
                                       ========== ========== ======= =========

The carrying value and amortized cost of fixed maturity investments, by contractual maturity at December 31, 2000, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed and asset-backed securities provide for periodic payments throughout their life.

                                                           Carrying  Amortized
                                                            Value       Cost
                                                          ---------- ----------
(in thousands)
One year or less......................................... $   83,099 $   86,709
Over one year through five years.........................    868,898    879,011
Over five years through ten years........................    881,703    891,370
Over ten years...........................................    284,634    294,703
Securities not due at a single maturity date, primarily
 mortgage and asset-backed securities(1).................  1,038,835  1,037,926
                                                          ---------- ----------
  Total fixed maturities................................. $3,157,169 $3,189,719
                                                          ========== ==========

---------
(1) Weighted average maturity of 4.4 years.

   Proceeds from sales of investments in fixed maturities prior to maturity were $589.9 million, $1,269.3 million and $882.6 million during 2000, 1999 and 1998, respectively. Gross gains of $8.6 million, $7.9 million and $10.1 million and gross losses, including write-downs of fixed maturities for other-than-temporary declines in value, of $20.8 million, $17.7 million and $8.0 million were realized on sales in 2000, 1999 and 1998, respectively. Pre-tax write-downs due to other-than-temporary declines in value amounted to $11.4 million, $0.1 million and $4.4 million for the years ended December 31, 2000, 1999 and 1998, respectively.

   At December 31, 2000, the Company held a $100.0 million investment in ZSLM Trust, issued by an affiliate, which exceeded 10 percent of the Company's stockholder's equity at December 31, 2000. Excluding

         KEMPER INVESTOR LIFE INSURANCE COMPANY AND SUBSIDIARIES

                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(3) Invested Assets and Related Income (continued)

agencies of the U.S. government, no other individual investment exceeded 10 percent of the Company's stockholder's equity at December 31, 2000.

   At December 31, 2000, securities carried at approximately $6.3 million were on deposit with governmental agencies as required by law.

   Upon default or indication of potential default by an issuer of fixed maturity securities, the issue(s) of such issuer would be placed on nonaccrual status and, since declines in fair value would no longer be considered by the Company to be temporary, would be analyzed for possible write-down. Any such issue would be written down to its net realizable value during the fiscal quarter in which the impairment was determined to have become other than temporary. Thereafter, each issue on nonaccrual status is regularly reviewed, and additional write-downs may be taken in light of later developments.

   The Company's computation of net realizable value involves judgments and estimates, so such value should be used with care. Such value determination considers such factors as the existence and value of any collateral security; the capital structure of the issuer; the level of actual and expected market interest rates; where the issue ranks in comparison with other debt of the issuer; the economic and competitive environment of the issuer and its business; the Company's view on the likelihood of success of any proposed issuer restructuring plan; and the timing, type and amount of any restructured securities that the Company anticipates it will receive.

   The Company's $140.4 million real estate portfolio at December 31, 2000 consists of joint venture and third-party mortgage loans and other real estate-related investments. At December 31, 2000 and 1999, total impaired real estate-related loans were as follows:

                                                       December 31, December 31,
                                                           2000         1999
                                                       ------------ ------------
(in millions)
Impaired loans without reserves--gross................    $ 62.6       $ 74.9
Impaired loans with reserves--gross...................      23.7         23.4
                                                          ------       ------
    Total gross impaired loans........................      86.3         98.3
Reserves related to impaired loans....................     (18.5)       (18.5)
Write-downs related to impaired loans.................      (3.5)        (3.5)
                                                          ------       ------
    Net impaired loans................................    $ 64.3       $ 76.3
                                                          ======       ======

   Impaired loans without reserves include loans in which the deficit in equity investments in real estate-related investments is considered in determining reserves and write-downs. The Company had an average balance of $90.2 million and $100.0 million in impaired loans for 2000 and 1999, respectively. Cash payments received on impaired loans are generally applied to reduce the outstanding loan balance.

         KEMPER INVESTOR LIFE INSURANCE COMPANY AND SUBSIDIARIES

                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(3) Invested Assets and Related Income (continued)

   At December 31, 2000 and 1999, loans on nonaccrual status, before reserves and write-downs, amounted to $86.3 million and $98.3 million, respectively. The Company's nonaccrual loans are generally included in impaired loans.
Net Investment Income

   The sources of net investment income were as follows:

                                                    2000      1999      1998
                                                  --------  --------  --------
(in thousands)
Interest on fixed maturities..................... $223,964  $231,176  $232,707
Dividends on equity securities...................    4,573     4,618     2,143
Income from short-term investments...............    3,433     3,568     5,391
Income from mortgage loans.......................    6,091     6,296    14,964
Income from policy loans.........................   20,088    20,131    21,096
Income from other real estate-related
 investments.....................................       99       155       352
Income from other loans and investments..........    2,455     2,033     2,223
                                                  --------  --------  --------
    Total investment income...................... $260,703  $267,977  $278,876
Investment expense...............................   (3,233)   (3,337)   (5,364)
                                                  --------  --------  --------
    Net investment income........................ $257,470  $264,640  $273,512
                                                  ========  ========  ========

Net Realized Investment Gains (Losses)

   Net realized investment gains (losses) for the years ended December 31, 2000, 1999 and 1998, were as follows:

                                                      2000     1999     1998
                                                     -------  -------  -------
(in thousands)
Real estate-related................................. $ 1,711  $ 4,201  $41,362
Fixed maturities.................................... (12,185)  (9,755)   2,158
Trading account securities--gross gains.............     --       491    3,254
Trading account securities--gross losses............     --    (7,794)    (417)
Trading account securities--holding losses..........     --       --      (151)
Equity securities...................................     245    1,039    5,496
Other...............................................   1,952    2,269      166
                                                     -------  -------  -------
    Realized investment gains (losses) before income
     tax expense (benefit).......................... $(8,277) $(9,549) $51,868
Income tax expense (benefit)........................  (2,897)  (3,342)  18,154
                                                     -------  -------  -------
    Net realized investment gains (losses).......... $(5,380) $(6,207) $33,714
                                                     =======  =======  =======

   Unrealized gains (losses) are computed below as follows: fixed maturities-- the difference between fair value and amortized cost, adjusted for other-than-temporary declines in value; equity and other securities--the difference between fair value and cost. The change in net unrealized investment gains (losses) by class of investment for the years ended December 31, 2000, 1999 and 1998 were as follows:

                                         December 31, December 31, December 31,
                                             2000         1999         1998
                                         ------------ ------------ ------------
(in thousands)
Fixed maturities........................   $89,421     $(182,456)    $36,717
Equity and other securities.............     1,187        (3,929)     (1,075)
Adjustment to deferred insurance
 acquisition costs......................      (243)        3,834      (2,399)
Adjustment to value of business
 acquired...............................    (3,614)       13,265      (1,954)
                                           -------     ---------     -------
  Unrealized gain (loss) before income
   tax expense (benefit)................    86,751      (169,286)     31,289
Income tax expense (benefit)............    (1,350)      (15,492)     10,952
                                           -------     ---------     -------
    Net unrealized gain (loss) on
     investments........................   $88,101     $(153,794)    $20,337
                                           =======     =========     =======

         KEMPER INVESTOR LIFE INSURANCE COMPANY AND SUBSIDIARIES

                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(4) Unconsolidated Investees

   At December 31, 2000 and 1999 the Company, along with other Kemper subsidiaries, directly held partnership interests in a number of real estate joint ventures. The Company's direct and indirect real estate joint venture investments are accounted for utilizing the equity method, with the Company recording its share of the operating results of the respective partnerships. The Company, as an equity owner, has the ability to fund, and historically has elected to fund, operating requirements of certain of the joint ventures. Consolidation accounting methods are not utilized as the Company, in most instances, does not own more than 50 percent in the aggregate, and in any event, major decisions of the partnership must be made jointly by all partners.

   As of December 31, 2000 and 1999, the Company's net equity investment in unconsolidated investees amounted to $1.0 million and $0.9 million, respectively. The Company's share of net income related to such unconsolidated investees amounted to $99 thousand, $155 thousand and $241 thousand in 2000, 1999 and 1998, respectively.

(5) Concentration of Credit Risk

   The Company generally strives to maintain a diversified invested asset portfolio; however, certain concentrations of credit risk exist in mortgage and asset-backed securities and real estate.

   Approximately 18.9 percent of the Company's investment-grade fixed maturities at December 31, 2000 were mortgage-backed securities, down from
20.0 percent at December 31, 1999, due to sales and paydowns during 2000. These investments consist primarily of marketable mortgage pass-through securities issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and other investment-grade securities collateralized by mortgage pass-through securities issued by these entities. The Company has not made any investments in interest-only or other similarly volatile tranches of mortgage-backed securities. The Company's mortgage-backed investments are generally AAA credit quality.

   Approximately 15.1 percent and 16.8 percent of the Company's investment-grade fixed maturities at December 31, 2000 and 1999, respectively, consisted of corporate asset-backed securities. The majority of the Company's investments in asset-backed securities were backed by commercial mortgage-backed securities (26.8%), home equity loans (26.3%), manufactured housing loans (11.3%), collateralized loan and bond obligations (11.2%), and other commercial assets (8.9%).

   The Company's real estate portfolio is distributed by geographic location and property type. The geographic distribution of a majority of the real estate portfolio as of December 31, 2000 was as follows: California (40.4%), Washington (11.9%), Colorado (10.8%) and Illinois (8.4%). The property type distribution of a majority of the real estate portfolio as of December 31, 2000 was as follows: land (39.6%), hotels (39.5%) and office (9.9%).

   To maximize the value of certain land and other projects, additional development has been proceeding or has been planned. Such development of existing projects would continue to require funding, either from the Company or third parties. In the present real estate markets, third-party financing can require credit enhancing arrangements (e.g., standby financing arrangements and loan commitments) from the Company. The values of development projects are dependent on a number of factors, including Kemper's and the Company's plans with respect thereto, obtaining necessary construction and zoning permits and market demand for the permitted use of the property. There can be no assurance that such permits will be obtained as planned or at all, nor that such expenditures will occur as scheduled, nor that Kemper's and the Company's plans with respect to such projects may not change substantially.

   Slightly more than half of the Company's real estate mortgage loans are on properties or projects where the Company, Kemper, or their affiliates have taken ownership positions in joint ventures with a small number of partners.

   At December 31, 2000, loans to and investments in joint ventures in which Patrick M. Nesbitt or his affiliates ("Nesbitt"), a third-party real estate developer, have ownership interests constituted approximately

         KEMPER INVESTOR LIFE INSURANCE COMPANY AND SUBSIDIARIES

                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(5) Concentration of Credit Risk (continued)

$63.5 million, or 45.2 percent, of the Company's real estate portfolio. The Nesbitt ventures consist of nine hotel properties, one office building and one retail property. At December 31, 2000, the Company did not have any Nesbitt-related off-balance-sheet legal funding commitments outstanding.

   At December 31, 2000, loans to a master limited partnership (the "MLP") between subsidiaries of Kemper and subsidiaries of Lumbermens Mutual Casualty Company ("Lumbermens"), a former affiliate, constituted approximately $55.7 million, or 39.7 percent, of the Company's real estate portfolio. Kemper's interest in the MLP is 75.0 percent at December 31, 2000. Loans to the MLP were placed on non-accrual status at the beginning of 1999 due to management's desire not to increase book value of the MLP over net realizable value, as interest on these loans has historically been added to principal. At December 31, 2000, MLP-related commitments accounted for approximately $0.1 million of the Company's off-balance-sheet legal commitments.

   The remaining significant real estate-related investments amounted to $8.5 million at December 31, 2000 and consisted of various zoned and unzoned residential and commercial lots located in Hawaii. Due to certain negative zoning restriction developments in January 1997 and a continuing economic slump in Hawaii, these real estate-related investments were placed on nonaccrual status. As of March 12, 2001, all zoned properties have been sold. We are currently pursuing the zoning of all remaining unzoned properties. However, due to the state of Hawaii's economy, which has lagged behind the economic expansion of most of the rest of the United States, the Company anticipates that it could be several additional years until it completely disposes of all of its investments in Hawaii. At December 31, 2000, off-balance sheet legal commitments related to Hawaiian properties totaled $4.0 million.

   At December 31, 2000, the Company no longer had any outstanding loans or investments in projects with the Prime Group, Inc. or its affiliates, as all such investments have been sold. However, the Company continues to have Prime Group-related commitments, which accounted for $25.7 million of the Company's off-balance-sheet legal commitments at December 31, 2000.

(6) Income Taxes

   Income tax expense (benefit) was as follows for the years ended December 31, 2000, 1999 and 1998:

                                                     2000      1999      1998
                                                   --------  --------  --------
(in thousands)
Current........................................... $ 28,274  $ 75,816  $ 52,273
Deferred..........................................  (27,027)  (42,952)  (12,469)
                                                   --------  --------  --------
    Total......................................... $  1,247  $ 32,864  $ 39,804
                                                   ========  ========  ========

   Additionally, the deferred income tax (benefit) expense related to items included in other comprehensive income was as follows for the years ended
December 31, 2000, 1999 and 1998:

                                                     2000      1999      1998
                                                   --------  --------  --------
(in thousands)
Unrealized gains and losses on investments........ $    --   $(21,477) $ 12,476
Value of business acquired........................   (1,265)    4,643      (684)
Deferred insurance acquisition costs..............      (85)    1,342      (840)
                                                   --------  --------  --------
    Total......................................... $ (1,350) $(15,492) $ 10,952
                                                   ========  ========  ========

         KEMPER INVESTOR LIFE INSURANCE COMPANY AND SUBSIDIARIES

                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(6) Income Taxes (continued)

   The actual income tax expense for 2000, 1999 and 1998 differed from the "expected" tax expense for those years as displayed below. "Expected" tax expense was computed by applying the U.S. federal corporate tax rate of 35 percent in 2000, 1999, and 1998 to income before income tax expense.

                                                     2000     1999     1998
                                                    -------  -------  -------
(in thousands)
Computed expected tax expense...................... $17,342  $27,232  $36,734
Difference between "expected" and actual tax
 expense:
  State taxes......................................     737    1,608     (434)
  Amortization of goodwill and other intangibles...   4,589    4,460    4,460
  Dividend received deduction......................  (1,191)     --      (540)
  Foreign tax credit...............................    (214)    (306)    (250)
  Change in valuation allowance.................... (15,201)     --       --
  Recapture of affiliated reinsurance..............  (4,599)     --       --
  Other, net.......................................    (216)    (130)    (166)
                                                    -------  -------  -------
    Total actual tax expense....................... $ 1,247  $32,864  $39,804
                                                    =======  =======  =======

   Deferred tax assets and liabilities are generally determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

   The $4.6 million tax benefit in 2000 is due to the deferred tax effect related to the deemed dividend distribution. (See the note captioned "Summary of Significant Accounting Policies--Reinsurance.") This deferred tax benefit was recognized in the tax provision under current accounting guidance relating to the recognition of deferred taxes.

   The Company only records deferred tax assets if future realization of the tax benefit is more likely than not. The Company has established a valuation allowance to reduce the deferred federal tax asset related to real estate and unrealized losses on investments to a realizable amount. This amount is based on the evidence available and management's judgment. The valuation allowance is subject to future adjustments based upon, among other items, the Company's estimates of future operating earnings and capital gains. The decrease in the valuation allowance in 2000 is related to the ultimate realization of losses on real estate assets disposed of before December 31, 1995, as well as a change in the amount of unrealized losses on investments.

         KEMPER INVESTOR LIFE INSURANCE COMPANY AND SUBSIDIARIES

                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(6) Income Taxes (continued)

   The tax effects of temporary differences that give rise to significant portions of the Company's net deferred federal tax assets or liabilities were as follows:

                                         December 31, December 31, December 31,
                                             2000         1999         1998
                                         ------------ ------------ ------------
(in thousands)
Deferred federal tax assets:
  Deferred insurance acquisition costs
   ("DAC Tax")..........................   $131,591     $121,723     $ 86,332
  Unrealized losses on investments......     12,045       43,758          --
  Life policy reserves..................     67,260       43,931       27,240
  Unearned revenue......................     58,200       59,349       42,598
  Real estate-related...................      6,515        7,103       13,944
  Other investment-related..............      5,330          928        5,770
  Other.................................      4,329        3,133        4,923
                                           --------     --------     --------
    Total deferred federal tax assets...    285,270      279,925      180,807
  Valuation allowance...................    (12,045)     (58,959)     (15,201)
                                           --------     --------     --------
    Total deferred federal tax assets
     after valuation allowance..........    273,225      220,966      165,606
                                           --------     --------     --------
Deferred federal tax liabilities:
  Value of business acquired............     33,467       55,884       41,598
  Deferred insurance acquisition costs..     84,280       41,706       32,040
  Depreciation and amortization.........     21,799       19,957       19,111
  Other investment-related..............      7,973        7,670       14,337
  Unrealized gains on investments.......        --           --        21,477
  Other.................................      4,925        2,247        1,984
                                           --------     --------     --------
    Total deferred federal tax
     liabilities........................    152,444      127,464      130,547
                                           --------     --------     --------
Net deferred federal tax assets.........   $120,781     $ 93,502     $ 35,059
                                           ========     ========     ========

   The net deferred tax assets relate primarily to unearned revenue and the DAC Tax associated with a non-registered individual and group variable business-owned life insurance contract ("BOLI"). Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income over the ten year amortization period of the unearned revenue and DAC Tax to realize such deferred tax assets.

   The tax returns through the year 1993 have been examined by the Internal Revenue Service ("IRS"). Changes proposed are not material to the Company's financial position. The tax returns for the years 1994 through 1996 are currently under examination by the IRS.

(7) Related-Party Transactions

   The Company paid cash dividends of $20.0 million, $115.0 million and $95.0 million to Kemper during 2000, 1999 and 1998, respectively. The Company received capital contributions from Kemper of $4.3 million during 1998.

   The Company has loans to joint ventures, consisting primarily of mortgage loans on real estate, in which the Company and/or one of its affiliates has an ownership interest. At December 31, 2000 and 1999, joint venture mortgage loans totaled $67.5 million and $67.2 million, respectively, and during 2000, 1999 and 1998, the Company earned interest income on these joint venture loans of $0.8 million, $0.6 million and $6.8 million, respectively.

   All of the Company's personnel are employees of Federal Kemper Life Assurance Company ("FKLA"), an affiliated company. Expenses are allocated to the Company for the utilization of FKLA employees and facilities and the investment management services of Zurich Scudder Investments, Inc. ("ZSI"), (formerly Scudder Kemper Investments, Inc.), an affiliated company. The Company paid to ZSI investment management fees of $1.6 million, $1.8 million and $3.1 million during 2000, 1999 and 1998, respectively. In addition, expenses

         KEMPER INVESTOR LIFE INSURANCE COMPANY AND SUBSIDIARIES

                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(7) Related-Party Transactions (continued)

allocated to the Company from FKLA during 2000, 1999 and 1998 amounted to $23.3 million, $18.3 million and $15.3 million, respectively. The Company also paid to Kemper real estate subsidiaries fees of $0.6 million, $1.0 million and $1.5 million in 2000, 1999 and 1998, respectively, related to the management of the Company's real estate portfolio.

   In 2000, the Company purchased PMG Securities Corporation, PMG Asset Management, Inc., PMG Marketing, Inc., and PMG Life Agency, Inc. (collectively "PMG"), for $5.5 million. The Company owns 100% of the stock of PMG. Also in 2000, the Company transferred $63.3 million in fixed maturities and cash to fund the operations of its newly formed subsidiary, Zurich Kemper Life Insurance Company of New York ("ZKLICONY"). ZKLICONY received its insurance license from the state of New York in January 2001 and expects to begin writing business in the second quarter of 2001.

   At December 31, 2000, the Company held a $100.0 million investment in ZSLM Trust, issued by an affiliate.

   As previously discussed, the Company entered into an interest rate swap in 2000 with ZCM, an affiliated counterparty. (See the note captioned "Summary of Significant Accounting Policies--Derivative instruments" above.)

(8) Reinsurance

   As of December 31, 2000 and 1999, the reinsurance recoverable related to fixed-rate annuity liabilities ceded to an affiliate, Fidelity Life Association ("FLA"), a Mutual Legal Reserve Company, amounted to $262.1 million and $309.7 million, respectively.

   The Company cedes 90 percent of all new direct life insurance premiums to outside reinsurers. Life reserves ceded to outside reinsurers on the Company's direct business amounted to approximately $2.0 million and $595 thousand as of December 31, 2000 and 1999, respectively.

   The Company is party to a funds withheld reinsurance agreement with a Zurich affiliated company, Zurich Insurance Company, Bermuda Branch ("ZICBB"). Under the original terms of this agreement, the Company ceded, on a yearly renewable term basis, 90 percent of the net amount at risk (death benefit payable to the insured less the insured's separate account cash surrender value) related to BOLI, which is held in the Company's separate accounts. As consideration for this reinsurance coverage, the Company cedes separate account fees (cost of insurance charges) to ZICBB and retains a portion of such funds under the terms of the reinsurance agreement in a funds withheld account which is included as a component of benefits and funds payable in the accompanying consolidated balance sheets. During 1998, the Company modified the reinsurance agreement to increase the reinsurance from 90 percent to 100 percent.

   In the fourth quarter of 2000, the yearly renewable term reinsurance agreement between the Company and FKLA was terminated. Premiums and reserves were both reduced by $7.7 million. A difference in the basis of the reserves between GAAP and statutory accounting resulted in a deemed dividend distribution to Kemper of $16.3 million.

   Also in the fourth quarter of 2000, the Company assumed from FKLA $100.0 million in premiums related to a Funding Agreement. Funding Agreements are insurance contracts similar to structured settlements, immediate annuities and guaranteed investment contracts ("GICs"). The contracts qualify as insurance under state laws and are sold as non-surrenderable immediate annuities to a trust established by a securities firm. The securities firm sold interests in the trust to institutional investors. This Funding Agreement has a variable rate of interest based upon LIBOR, is an obligation of the Company's general account and is recorded as a future policy benefit. As previously discussed, the Company entered into an interest rate swap in 2000 to exchange the floating-rate interest payments for fixed interest payments.

         KEMPER INVESTOR LIFE INSURANCE COMPANY AND SUBSIDIARIES

                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(8) Reinsurance (continued)

   The following table contains amounts related to the BOLI funds withheld reinsurance agreement (in millions):

Business Owned Life Insurance (BOLI)

(in millions)

                                                   Year Ended December 31,
                                                  ----------------------------
                                                    2000      1999      1998
                                                  --------  --------  --------
Face amount in force............................. $ 85,358  $ 82,021  $ 66,186
                                                  ========  ========  ========
Net amount at risk ceded......................... $(78,169) $(75,979) $(62,160)
                                                  ========  ========  ========
Cost of insurance charges ceded.................. $  173.8  $  166.4  $  175.5
                                                  ========  ========  ========
Funds withheld account........................... $  228.8  $  263.4  $  170.9
                                                  ========  ========  ========

   The Company has a funds withheld account ("FWA") supporting reserve credits on reinsurance ceded on the BOLI product. Amendments to the reinsurance contracts during 1998 changed the methodology used to determine increases to the FWA. A substantial portion of the FWA was marked-to-market based predominantly upon the total return of the Government Bond Division of the KILICO Variable Series I Separate Account. During 1998, the Company recorded a $2.5 million increase to the FWA related to this mark-to-market. In November 1998, to properly match revenue and expenses, the Company had also placed assets supporting the FWA in a segmented portion of its General Account. This portfolio was classified as "trading" under Statement of Financial Accounting Standards No. 115 ("FAS 115") at December 31, 1998 and through November 30, 1999. FAS 115 mandates that assets held in a trading account be valued at fair value, with changes in fair value flowing through the income statement as realized capital gains and losses. During 1998, the Company recorded a realized capital gain of $2.8 million upon transfer of these assets from "available for sale" to the trading portfolio as required by FAS 115. In addition, the Company recorded realized capital losses of $7.3 million and $0.2 million related to the changes in fair value of this portfolio during 1999 and 1998, respectively.

   Due to a change in the reinsurance strategy related to the BOLI product, effective December 1, 1999, the Company no longer marked-to-market a portion of the FWA liability and therefore no longer designated the related portion of assets as "trading". As a result, changes in fair value to the FWA and the assets supporting the FWA no longer flow through the Company's operating results.

(9) Postretirement Benefits Other Than Pensions

   FKLA sponsors a health and welfare benefit plan that provides insurance benefits covering substantially all eligible, active and retired employees of FKLA and their covered dependents and beneficiaries. The Company is allocated a portion of the costs of providing such benefits. The Company is self insured with respect to medical benefits, and the plan is not funded except with respect to certain disability-related medical claims. The medical plan provides for medical insurance benefits at retirement, with eligibility based upon age and the participant's number of years of participation attained at retirement. The plan is contributory for pre-Medicare retirees, and will be contributory for all retiree coverage for most current employees, with contributions generally adjusted annually. Postretirement life insurance benefits are noncontributory and are limited to $10,000 per participant.

   The allocated accumulated postretirement benefit obligation accrued by the Company amounted to $1.3 million and $1.2 million at December 31, 2000 and 1999, respectively.

   The discount rate used in determining the allocated postretirement benefit obligation was 7.5 percent and 8.0 percent for 2000 and 1999, respectively. The assumed health care trend rate used was based on projected experience for 2000, 6.8 percent for 2001, gradually declining to 5.3 percent by the year 2005 and gradually declining thereafter.

         KEMPER INVESTOR LIFE INSURANCE COMPANY AND SUBSIDIARIES

                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(9) Postretirement Benefits Other Than Pensions (continued)

   A one percentage point increase in the assumed health care cost trend rate for each year would increase the accumulated postretirement benefit obligation as of December 31, 2000 and 1999 by $78 thousand and $190 thousand, respectively.

(10) Commitments and Contingent Liabilities

   The Company is involved in various legal actions for which it establishes liabilities where appropriate. In the opinion of the Company's management, based upon the advice of legal counsel, the resolution of such litigation is not expected to have a material adverse effect on the consolidated financial statements.

   Although neither the Company nor its joint venture projects have been identified as a "potentially responsible party" under Federal environmental guidelines, inherent in the ownership of, or lending to, real estate projects is the possibility that environmental pollution conditions may exist on or near or relate to properties owned or previously owned or on properties securing loans. Where the Company has presently identified remediation costs, they have been taken into account in determining the cash flows and resulting valuations of the related real estate assets. Based on the Company's receipt and review of environmental reports on most of the projects in which it is involved, the Company believes its environmental exposure would be immaterial to its consolidated results of operations. However, the Company may be required in the future to take actions to remedy environmental exposures, and there can be no assurance that material environmental exposures will not develop or be identified in the future. The amount of future environmental costs is impossible to estimate due to, among other factors, the unknown magnitude of possible exposures, the unknown timing and extent of corrective actions that may be required, the determination of the Company's liability in proportion to others and the extent such costs may be covered by insurance or various environmental indemnification agreements.

(11) Financial Instruments--Off-Balance-Sheet Risk

   At December 31, 2000, the Company had future legal loan commitments and stand-by financing agreements totaling $29.8 million to support the financing needs of various real estate investments. To the extent these arrangements are called upon, amounts loaned would be collateralized by assets of the joint ventures, including first mortgage liens on the real estate. The Company's criteria in making these arrangements are the same as for its mortgage loans and other real estate investments. These commitments are included in the Company's analysis of real estate-related reserves and write-downs. The fair values of loan commitments and standby financing agreements are estimated in conjunction with and using the same methodology as the fair value estimates of mortgage loans and other real estate-related investments.

(12) Fair Value of Financial Instruments

   Fair value estimates are made at specific points in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. A significant portion of the Company's financial instruments are carried at fair value. Fair value estimates for financial instruments not carried at fair value are generally determined using discounted cash flow models and assumptions that are based on judgments regarding current and future economic conditions and the risk characteristics of the investments. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care.

   Fair value estimates are determined for existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and certain liabilities that are not considered financial instruments. Accordingly, the aggregate fair value estimates presented do not represent the underlying value of the Company. For example, the Company's subsidiaries are not considered financial instruments, and their value has not been incorporated into the fair value estimates. In addition, tax ramifications related to the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.

         KEMPER INVESTOR LIFE INSURANCE COMPANY AND SUBSIDIARIES

                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(12) Fair Value of Financial Instruments (continued)

   The following methods and assumptions were used by the Company in estimating the fair value of its financial instruments:

   Fixed maturities and equity securities: Fair values were determined by using market quotations, or independent pricing services that use prices provided by market makers or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company's portfolio manager, ZSI.

   Cash and short-term investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.

   Policy loans: The carrying value of policy loans approximates the fair value as the Company adjusts the rates to remain competitive.

   Mortgage loans and other real estate-related investments: Fair values were estimated based upon the investments observable market price, net of estimated costs to sell. The estimates of fair value should be used with care given the inherent difficulty in estimating the fair value of real estate due to the lack of a liquid quotable market. Mortgage loans and other real estate-related investments are stated at their aggregate unpaid balances, less a valuation allowance of $18.6 million and $19.9 million in 2000 and 1999, respectively. The real estate portfolio is monitored closely and reserves are adjusted to reflect market conditions. This results in a carrying value that approximates fair value at December 31, 2000 and 1999.

   Other loans and investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values. The fair values of policy loans were estimated by discounting the expected future cash flows using an interest rate charged on policy loans for similar policies currently being issued.

   Life policy benefits: For deposit liabilities with defined maturities, the fair value was based on the discounted value of future cash flows. The discount rate was based on the rate that would be offered for similar deposits at the reporting date. For all other deposit liabilities, primarily deferred annuities and universal life contracts, the fair value was based on the amount payable on demand at the reporting date.

   The carrying values and estimated fair values of the Company's financial instruments at December 31, 2000 and 1999 were as follows:

                                      December 31, 2000     December 31, 1999
                                    --------------------- ---------------------
                                     Carrying              Carrying
                                      Value    Fair Value   Value    Fair Value
                                    ---------- ---------- ---------- ----------
(in thousands)
Financial instruments recorded as
 assets:
  Fixed maturities................. $3,157,169 $3,157,169 $3,276,017 $3,276,017
  Cash and short-term investments..     50,001     50,001     54,406     54,406
  Mortgage loans and other real
   estate-related assets...........    140,417    140,417    151,623    151,623
  Policy loans.....................    256,226    256,226    261,788    261,788
  Equity securities................     63,879     63,879     61,592     61,592
  Other invested assets............     21,792     20,109     25,620     26,226
Financial instruments recorded as
 liabilities:
  Life policy benefits, excluding
   term life reserves..............  3,273,573  3,206,501  3,399,299  3,299,254
  Funds withheld account...........    228,822    228,822    263,428    263,428

(13) Stockholder's Equity--Retained Earnings

   The maximum amount of dividends which can be paid by insurance companies domiciled in the State of Illinois to shareholders without prior approval of regulatory authorities is restricted. The maximum amount of dividends which can be paid by the Company without prior approval in 2001 is $20.0 million. The Company paid cash dividends of $20.0 million, $115.0 million and $95.0 million to Kemper during 2000, 1999 and 1998, respectively. The Company reported a deemed dividend distribution of $16.3 million during 2000 related to the recapture of the reinsurance agreement with FKLA.

         KEMPER INVESTOR LIFE INSURANCE COMPANY AND SUBSIDIARIES

                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(13) Stockholder's Equity--Retained Earnings (continued)

   The Company's net income and capital and surplus as determined in accordance with statutory accounting principles were as follows:

                                                       2000     1999     1998
                                                     -------- -------- --------
(in thousands)
Net income.......................................... $ 19,975 $ 59,116 $ 64,871
                                                     ======== ======== ========
Statutory capital and surplus....................... $397,423 $394,966 $455,213
                                                     ======== ======== ========

   In 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles ("Codification") guidance, which replaces the Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas. The Illinois Insurance Department has adopted the Codification guidance, effective January 1, 2001. The Company's statutory surplus will be positively impacted upon adoption as a result of the net effect of recording a deferred tax asset, of non-admitting non-operating system software and of non-admitting net affiliated receivables and other changes caused by the Codification.

(14) Unaudited Interim Financial Information

   The following table sets forth the Company's unaudited quarterly financial information:

(in thousands)
                          March 31  June 30   September 30 December 31   Year
                          --------  --------  ------------ ----------- --------
Quarter Ended
2000 Operating Summary
  Revenue................ $87,648   $103,446    $94,249     $ 75,567   $360,910
                          =======   ========    =======     ========   ========
  Net operating income,
   excluding realized
   gains (losses)........ $12,031   $  9,953    $ 8,710     $ 22,987   $ 53,681
  Net realized investment
   gains (losses)........  (1,378)      (105)       948       (4,845)    (5,380)
                          -------   --------    -------     --------   --------
    Net income........... $10,653   $  9,848    $ 9,658     $ 18,142   $ 48,301
                          =======   ========    =======     ========   ========
1999 Operating Summary
  Revenue................ $95,646   $ 86,164    $78,301     $103,308   $363,419
                          =======   ========    =======     ========   ========
  Net operating income,
   excluding realized
   gains (losses)........ $11,222   $ 14,385    $11,568     $ 13,972   $ 51,147
  Net realized investment
   gains (losses)........    (627)    (1,286)    (5,098)         804     (6,207)
                          -------   --------    -------     --------   --------
    Net income........... $10,595   $ 13,099    $ 6,470     $ 14,776   $ 44,940
                          =======   ========    =======     ========   ========
1998 Operating Summary
  Revenue................ $98,026   $110,003    $98,752     $112,958   $419,739
                          =======   ========    =======     ========   ========
  Net operating income,
   excluding realized
   gains................. $ 8,025   $  5,700    $ 7,169     $ 10,541   $ 31,435
  Net realized investment
   gains.................   1,205     10,187      5,818       16,504     33,714
                          -------   --------    -------     --------   --------
    Net income........... $ 9,230   $ 15,887    $12,987     $ 27,045   $ 65,149
                          =======   ========    =======     ========   ========

(15) Operating Segments and Related Information

   In June 1997, the Financial Accounting Standards Board ("the FASB") issued Statement of Financial Accounting Standards No. 131 ("FAS 131"), Disclosures about Segments of an Enterprise and Related Information. FAS 131 established standards for how to report information about operating segments. It also established standards for related disclosures about products and services, geographic areas and major

         KEMPER INVESTOR LIFE INSURANCE COMPANY AND SUBSIDIARIES

                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(15) Operating Segments and Related Information (continued)

customers. The Company adopted FAS 131 as of December 31, 1998 and the impact of implementation did not affect the Company's consolidated financial position, results of operations or cash flows.

   The Company, FKLA, Zurich Life Insurance Company of America, ("ZLICA"), and FLA, operate under the trade name Zurich Life (formerly Zurich Kemper Life). For purposes of this operating segment disclosure, Zurich Life will also include the operations of Zurich Direct, Inc., an affiliated direct marketing life insurance agency and excludes FLA, as it is owned by its policyholders.

   Zurich Life is segregated by Strategic Business Unit ("SBU"). The SBU concept employed by ZFS has each SBU concentrate on a specific customer market. The SBU is the focal point of Zurich Life, because it is at the SBU level that Zurich Life can clearly identify customer segments and then work to understand and satisfy the needs of each customer. The contributions of Zurich Life's SBUs to consolidated revenues, operating results and certain balance sheet data pertaining thereto, are shown in the following tables on the basis of accounting principles generally accepted in the United States.

   Zurich Life is segregated into the Life Brokerage, Financial Institutions ("Financial"), Retirement Solutions Group ("RSG") and Direct SBUs. The SBUs are not managed at the legal entity level, but rather at the Zurich Life level. Zurich Life's SBUs cross legal entity lines, as certain similar products are sold by more than one legal entity. The vast majority of the Company's business is derived from the Financial and RSG SBUs.

   Each SBU's revenue is derived from geographically dispersed areas as Zurich Life is licensed in the District of Columbia and all states except New York. During 2000, 1999 and 1998, Zurich Life did not derive net revenue from one customer that exceeded 10 percent of the total revenue of Zurich Life.

   The principal products and markets of Zurich Life's SBUs are as follows:

   Life Brokerage: The Life Brokerage SBU develops low cost term, universal life insurance and variable universal life, as well as fixed annuities, to market through independent agencies and national marketing organizations.

   Financial: The Financial SBU focuses on a wide range of products that provide for the accumulation, distribution and transfer of wealth and primarily includes variable and fixed annuities, variable universal life and bank-owned life insurance. These products are distributed to consumers through financial intermediaries such as banks, brokerage firms and independent financial planners. Institutional business includes BOLI and funding agreements (primarily included in FKLA).

   RSG: The RSG SBU has a sharp focus on its target customer. This SBU markets variable annuities to K-12 schoolteachers, administrators, and healthcare workers, along with college professors and certain employees of selected non-profit organizations. This target market is eligible for what the IRS designates as retirement-oriented savings or investment plans that qualify for special tax treatment.

   Direct: The Direct SBU is a direct marketer of basic, low-cost term life insurance through various marketing media.

          KEMPER INVESTOR LIFE INSURANCE COMPANY AND SUBSIDIARIES

                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(15) Operating Segments and Related Information (continued)

   Summarized financial information for Zurich Life's SBU's is as follows:

As of and for the period ending December 31, 2000:

(in thousands)

                            Life
                         Brokerage   Financial      RSG      Direct      Total
                         ----------  ----------  ----------  -------  -----------
Income Statement
Revenue
Premium income.......... $   96,744  $      464  $      --   $12,946  $   110,154
Net investment income...    124,518     198,322      93,299    2,458      418,597
Realized investment
 losses.................     (4,480)     (4,130)     (3,356)     (88)     (12,054)
Fees and other income...     61,976      38,869      60,210   43,916      204,971
                         ----------  ----------  ----------  -------  -----------
  Total revenue.........    278,758     233,525     150,153   59,232      721,668
                         ----------  ----------  ----------  -------  -----------
Benefits and Expenses
Policyholder benefits...    118,556     131,552      63,318    1,650      315,076
Intangible asset
 amortization...........     55,186      12,782      20,860      --        88,828
Net deferral of
 insurance acquisition
 costs..................    (35,392)    (67,048)    (11,416) (43,259)    (157,115)
Commissions and taxes,
 licenses and fees......      8,260      84,232      44,431   11,264      148,187
Operating expenses......     48,166      32,182      29,463   94,635      204,446
                         ----------  ----------  ----------  -------  -----------
  Total benefits and
   expenses.............    194,776     193,700     146,656   64,290      599,422
                         ----------  ----------  ----------  -------  -----------
Income (loss) before
 income tax expense
 (benefit)..............     83,982      39,825       3,497   (5,058)     122,246
Income tax expense
 (benefit)..............     32,873       7,982      (3,914)  (1,762)      35,179
                         ----------  ----------  ----------  -------  -----------
  Net income (loss)..... $   51,109  $   31,843  $    7,411  $(3,296) $    87,067
                         ==========  ==========  ==========  =======  ===========
Balance Sheet
Future policy benefits.. $1,954,307  $2,956,326  $1,365,963  $75,065  $ 6,351,661
                         ==========  ==========  ==========  =======  ===========
Liabilities related to
 separate accounts...... $   23,410  $8,646,454  $2,509,775  $   --   $11,179,639
                         ==========  ==========  ==========  =======  ===========

                                                                   Liabilities
                                                 Net      Future   Related to
                                               Income     Policy    Separate
                                      Revenue  (Loss)    Benefits   Accounts
                                      -------- -------  ---------- -----------
Total revenue, net income, future
 policy benefits and liabilities
 related to separate accounts,
 respectively, from above:........... $721,668 $87,067  $6,351,661 $11,179,639
                                      -------- -------  ---------- -----------
Less:
  Revenue, net income and selected
   liabilities of FKLA...............  268,198  43,922   2,427,185         --
  Revenue, net income and selected
   liabilities of ZLICA..............   48,650   7,212     336,336         --
  Revenue, net loss and selected
   liabilities of Zurich Direct......   43,910 (12,368)        --          --
                                      -------- -------  ---------- -----------
    Totals per the Company's
     consolidated financial
     statements...................... $360,910 $48,301  $3,588,140 $11,179,639
                                      ======== =======  ========== ===========

          KEMPER INVESTOR LIFE INSURANCE COMPANY AND SUBSIDIARIES

                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(15) Operating Segments and Related Information (continued)

As of and for the period ending December 31, 1999:

(in thousands)

                             Life
                          Brokerage   Financial      RSG      Direct     Total
                          ----------  ----------  ----------  -------  ----------
Income Statement
Revenue
Premium income..........  $  145,533  $      410  $      --   $ 8,038  $  153,981
Net investment income...     137,106     175,590     101,202    1,297     415,195
Realized investment
 gains (losses).........         976      (6,980)        (98)     --       (6,102)
Fees and other income...      70,477      48,873      35,742   44,528     199,620
                          ----------  ----------  ----------  -------  ----------
  Total revenue.........     354,092     217,893     136,846   53,863     762,694
                          ----------  ----------  ----------  -------  ----------
Benefits and Expenses
Policyholder benefits...     200,161     112,869      68,801    3,529     385,360
Intangible asset
 amortization...........      54,957      12,053      13,989      --       80,999
Net deferral of
 insurance acquisition
 costs..................     (37,433)    (43,664)    (20,624) (41,412)   (143,133)
Commissions and taxes,
 licenses and fees......      21,881      66,702      26,700   17,411     132,694
Operating expenses......      56,179      25,101      23,611   71,194     176,085
                          ----------  ----------  ----------  -------  ----------
  Total benefits and
   expenses.............     295,745     173,061     112,477   50,722     632,005
                          ----------  ----------  ----------  -------  ----------
Income before income tax
 expense................      58,347      44,832      24,369    3,141     130,689
Income tax expense......      25,707      19,235      10,966    1,114      57,022
                          ----------  ----------  ----------  -------  ----------
  Net income............  $   32,640  $   25,597  $   13,403  $ 2,027  $   73,667
                          ==========  ==========  ==========  =======  ==========
Balance Sheet
Future policy benefits..  $2,099,940  $2,620,132  $1,577,944  $34,957  $6,332,973
                          ==========  ==========  ==========  =======  ==========
Liabilities related to
 separate accounts......  $   20,552  $6,916,807  $2,840,709  $   --   $9,778,068
                          ==========  ==========  ==========  =======  ==========

                                                                  Liabilities
                                                Net      Future   Related to
                                              Income     Policy    Separate
                                     Revenue  (Loss)    Benefits   Accounts
                                     -------- -------  ---------- -----------
Total revenue, net income, future
 policy benefits and liabilities
 related to separate accounts,
 respectively, from above:.......... $762,694 $73,667  $6,332,973 $9,778,068
                                     -------- -------  ---------- ----------
Less:
  Revenue, net income and selected
   liabilities of FKLA..............  305,334  24,801   2,299,783        --
  Revenue, net income and selected
   liabilities of ZLICA.............   49,460   8,528     314,357        --
  Revenue, net loss and selected
   liabilities of Zurich Direct.....   44,481  (4,602)        --         --
                                     -------- -------  ---------- ----------
    Totals per the Company's
     consolidated financial
     statements..................... $363,419 $44,940  $3,718,833 $9,778,068
                                     ======== =======  ========== ==========

         KEMPER INVESTOR LIFE INSURANCE COMPANY AND SUBSIDIARIES

                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(15) Operating Segments and Related Information (continued)

As of and for the period ending December 31, 1998:

(in thousands)

                             Life
                          Brokerage   Financial      RSG      Direct     Total
                          ----------  ----------  ----------  -------  ----------
Income Statement
Revenue
Premium income..........  $  160,067  $       56  $      --   $ 5,583  $  165,706
Net investment income...     141,171     180,721     100,695      271     422,858
Realized investment
 gains..................      20,335      33,691      15,659       30      69,715
Fees and other income...      80,831      40,421      31,074   23,581     175,907
                          ----------  ----------  ----------  -------  ----------
  Total revenue.........     402,404     254,889     147,428   29,465     834,186
                          ==========  ==========  ==========  =======  ==========
Benefits and Expenses
Policyholder benefits...     243,793     117,742      73,844    2,110     437,489
Intangible asset
 amortization...........      58,390      15,669      15,703      --       89,762
Net deferral of
 insurance acquisition
 costs..................     (55,569)     (9,444)    (22,964) (22,765)   (110,742)
Commissions and taxes,
 licenses and fees......      29,539      43,919      22,227   11,707     107,392
Operating expenses......      61,659      24,924      20,279   35,593     142,455
                          ----------  ----------  ----------  -------  ----------
  Total benefits and
   expenses.............     337,812     192,810     109,089   26,645     666,356
                          ==========  ==========  ==========  =======  ==========
Income before income tax
 expense................      64,592      62,079      38,339    2,820     167,830
Income tax expense......      26,774      24,340      14,794    1,001      66,909
                          ----------  ----------  ----------  -------  ----------
  Net income............  $   37,818  $   37,739  $   23,545  $ 1,819  $  100,921
                          ==========  ==========  ==========  =======  ==========
Balance Sheet
Future policy benefits..  $2,225,727  $2,372,144  $1,648,393  $15,069  $6,261,333
                          ==========  ==========  ==========  =======  ==========
Liabilities related to
 separate accounts......  $    8,497  $4,867,189  $2,223,518  $   --   $7,099,204
                          ==========  ==========  ==========  =======  ==========

                                                                   Liabilities
                                                Net       Future   Related to
                                               Income     Policy    Separate
                                     Revenue   (Loss)    Benefits   Accounts
                                     -------- --------  ---------- -----------
Total revenue, net income, future
 policy benefits and liabilities
 related to separate accounts,
 respectively, from above:.......... $834,186 $100,921  $6,261,333 $7,099,204
                                     -------- --------  ---------- ----------
Less:
  Revenue, net income and selected
   liabilities of FKLA..............  336,841   35,953   2,037,683        --
  Revenue, net loss and selected
   liabilities of ZLICA.............   54,058   (1,066)    317,259        --
  Revenue, net income and selected
   liabilities of Zurich Direct.....   23,548      885         --         --
                                     -------- --------  ---------- ----------
    Totals per the Company's
     consolidated financial
     statements..................... $419,739 $ 65,149  $3,906,391 $7,099,204
                                     ======== ========  ========== ==========

(16) Subsequent Event

   In February 2001, the Company sold to FKLA a $60.0 million group variable life insurance policy covering all current FKLA employees as of February 14, 2001. The transaction, as business-owned life insurance, will permit FKLA to indirectly fund certain of its employee benefit obligations.

APPENDIX

STATE PREMIUM TAX CHART



                                                                                                              Rate of Tax
                                                                                                              -----------
                                                                                                        Qualified   Non-Qualified
State                                                                                                     Plans         Plans
                                                                                                        ---------   -------------
California................................................................................                   0.50%           2.35%*
Maine.....................................................................................                     --            2.00%
Mississippi ..............................................................................                     --            1.00%
Nevada....................................................................................                     --            3.50%*
North Carolina ...........................................................................                     --            1.90%*
Pennsylvania .............................................................................                     --            2.00%
South Dakota..............................................................................                     --            1.25%
Washington DC ............................................................................                   2.25%           2.25%
West Virginia.............................................................................                   1.00%           1.00%
Wyoming...................................................................................                     --            1.00%

* Taxes become due when annuity benefits commence, rather than when the premiums are collected. At the time of annuitization, the premium tax payable will be charged against the Contract Value.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
(a)  Financial Statements:

         (1) Financial Statements included in Part A of the Registration
             Statement:  Condensed Financial Information

         (2) Financial Statements included in Part B of the Registration
             Statement:

             (i) KILICO Variable Annuity Separate Account

                 Report of Independent Accountants

                 Combined Statement of Assets and Liabilities and Contract Owners' Equity as of December 31, 2000

                 Combined Statement of Operations for the Year Ended December 31, 2000

                 Combined Statements of Changes in Contract Owners' Equity for the Years Ended December 31, 2000 and 1999

                 Notes to Financial Statements

            (ii) Kemper Investors Life Insurance Company

                 Report of Independent Accountants

                 Kemper Investors Life Insurance Company and Subsidiaries Consolidated Balance Sheets, as of December 31, 2000 and 1999

                 Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Operations, years ended December 31, 2000, 1999 and 1998

                 Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Comprehensive Income, years ended December 31, 2000, 1999 and 1998

                 Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Stockholder's Equity, years ended December 31, 2000, 1999 and 1998

                 Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Cash Flows, years ended December 31, 2000, 1999 and 1998

                 Notes to Consolidated Financial Statements


(b)  Exhibits:

/5/1.1 A copy of resolution of the Board of Directors of Kemper Investors Life Insurance Company dated September 13, 1977.

/5/1.2 A copy of Record of Action of Kemper Investors Life Insurance Company dated April 15, 1983.

2.       Not Applicable.

/3/3.1 Distribution Agreement between Investors Brokerage Services, Inc. and KILICO.

/1/3.2     Addendum to Selling Group Agreement of Kemper Financial Services,
           Inc.

/6/3.3     Selling Group Agreement of Investors Brokerage Services, Inc.

/6/3.4     General Agent Agreement.

/7/4.      Form of Variable Annuity Contract.

/19/4.1    Form of Guaranteed Minimum Death Benefit Rider.

/19/4.2    Form of Earnings Based Death Benefit Rider.

/19/4.3    Form of Guaranteed Retirement Income Benefit Rider.

/7/5.      Form of application.

/3/6.1     Kemper Investors Life Insurance Company articles of incorporation.

/6/6.2     Kemper Investors Life Insurance Company bylaws.

7.         Not applicable.

/2/8.1 Fund Participation Agreement among KILICO, Lexington Natural Resources Trust and Lexington Management Corporation.

/2/8.2 Fund Participation Agreement among KILICO, Lexington Emerging Markets Fund and Lexington Management Corporation.

/2/8.3 Fund Participation Agreement among KILICO, Janus Aspen Series and Janus Capital Corporation.

/7/8.3(a)  Service Agreement between KILICO and Janus Capital Corporation.

/4/8.4(a)  Fund Participation Agreement among KILICO, Fidelity Variable
           Insurance Products Fund and Fidelity Distributors Corporation.

/13/8.4(b) Amendment to Fund Participation Agreement among KILICO, Fidelity
           Variable Insurance Products Fund and Fidelity Distributors
           Corporation.

/4/8.5(a)  Fund Participation Agreement among KILICO, Fidelity Variable
           Insurance Products Fund II and Fidelity Distributors Corporation.

/13/8.5(b) Amendment to Fund Participation Agreement among KILICO, Fidelity
           Variable Insurance Products Fund II and Fidelity Distributors Corporation.

/10/8.6(a) Participation Agreement between KILICO and Scudder Variable Life
           Investment Fund (now known as Scudder Variable Series I).

/10/8.6(b) Participating Contract and Policy Agreement between KILICO and
           Scudder Kemper Investments, Inc. (now known as Zurich Scudder Investments, Inc.).

/10/8.6(c) Indemnification Agreement between KILICO and Scudder Kemper
           Investments, Inc. (now known as Zurich Scudder Investments, Inc.).


/15/8.7(a) Fund Participation Agreement between KILICO and The Dreyfus Socially
           Responsible Growth Fund, Inc.

/16/8.7(b) Administrative Services Agreement by and between The Dreyfus
           Corporation and KILICO (redacted).

/16/8.7(c) November 1, 1999 Amendment to Fund Participation Agreement between
           KILICO and The Dreyfus Socially Responsible Growth Fund, Inc.

/16/8.7(d) November 1, 1999 Amendment to Administrative Services Agreement by
           and between The Dreyfus Corporation and KILICO (redacted).

/18/8.8 Fund Participation Agreement between KILICO and J.P. Morgan Series Trust II.

/16/8.9(a) Fund Participation Agreement by and among The Alger American Fund,
           KILICO and Fred Alger & Company, Incorporated.

/16/8.9(b) Service Agreement between Fred Alger Management, Inc. and KILICO
           (redacted).

/14/8.10 Fund Participation Agreement by and between KILICO and American Century Investment Management, Inc.

/17/8.11 Fund Participation Agreement among KILICO, Kemper Investors Fund (now known as Scudder Variable Series II), Zurich Kemper Investments, Inc. (now known as Zurich Scudder Investments, Inc.) and Kemper Distributors, Inc. (now known as Scudder Distributors, Inc.)

/8/9.      Opinion and Consent of Counsel.

10.        Consents of PricewaterhouseCoopers LLP, Independent Accountants.

11.        Not applicable.

12.        Not applicable.

13.        Schedules for Computation of Performance Information.

/9/17.1 Schedule III: Supplementary Insurance Information (years ended December 31, 2000 and 1999).

/9/17.2    Schedule IV: Reinsurance (year ended December 31, 2000).

/11/17.3   Schedule IV: Reinsurance (year ended December 31, 1999).

/12/17.4   Schedule IV: Reinsurance (year ended December 31, 1998).

/9/17.5 Schedule V: Valuation and qualifying accounts (year ended December 31, 2000).

/11/17.6  Schedule V: Valuation and qualifying accounts (year ended December
           31, 1999).

/12/17.7 Schedule V: Valuation and qualifying accounts (year ended December 31, 1998).

______________

/1/ Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 filed on or about April 27, 1995.

/2/ Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 filed on or about September 14, 1995.

/3/ Incorporated by reference to Exhibits filed with the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 12, 1996.

/4/ Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 filed on or about April 26, 1996.

/5/ Incorporated by reference to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about February 26, 1997.

/6/ Incorporated by reference to Amendment No. 2 to the Registration Statement on Form S-1 (File No. 333-02491) filed on or about April 23, 1997.

/7/ Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.

/8/ Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about March 2, 2001.

/9/ Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2000 filed on or about March 28, 2001.

/10/ Incorporated by reference to Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 20, 1999.

/11/ Incorporated by reference to Form 10-K for Kemper Investors Life Insurance
     Company for fiscal year ended December 31, 1999 filed on or about March 29, 2000.

/12/ Incorporated by reference to Amendment No. 4 to the Registration Statement on Form S-1 (File No. 333-02491) filed on or about April 20, 1999.

/13/ Incorporated by reference to Post-Effective Amendment No. 6 to the
     Registration Statement on Form S-6 (File No. 33-65399) filed on or about April 23, 1999.

/14/ Incorporated by reference to the Registration Statement on Form S-1 (File
     No. 333-32840) filed on or about March 20, 2000.

/15/ Incorporated by reference to Post-Effective Amendment No. 28 to the
     Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1999.

/16/ Incorporated by reference to Amendment No. 6 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 17, 2000.

/17/ Incorporated by reference to Amendment No. 3 to the Registration Statement of KILICO on Form S-1 (File No. 333-22389) filed on or about April 8, 1998.

/18/ Incorporated herein by reference to Post -Effective Amendment No. 29 to the
     Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 2000.

/19/ Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-32840) filed on or about March 2, 2001.


Item 25.  Directors and Officers of Kemper Investors Life Insurance Company

         The directors and principal officers of KILICO are listed below together with their current positions. The address of each officer and director is 1 Kemper Drive, Long Grove, Illinois 60049.

         Name                              Office with KILICO
         ----                              ------------------

Gale K. Caruso...............President, Chief Executive Officer and Director
Eliane C. Frye...............Executive Vice President and Director
Frederick L. Blackmon........Executive Vice President, Chief Financial Officer
                             and Director
Russell M. Bostick...........Executive Vice President and Chief Information
                             Officer
James C. Harkensee...........Executive Vice President
James E. Hohmann.............Executive Vice President and Director
Edward K. Loughridge.........Executive Vice President and Corporate Development
                             Officer
Debra P. Rezabek.............Executive Vice President, General Counsel,
                             Corporate Secretary and Director
Edward L. Robbins............Executive Vice President and Chief Actuary
Ivor K. H. Tham..............Executive Vice President
George Vlaisavljevich........Executive Vice President
Martin D. Feinstein..........Chairman of the Board


Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

          See Exhibit 14 for organizational charts of persons controlled or under common control with Kemper Investors Life Insurance Company.

          Investors Brokerage Services, Inc. and Investors Brokerage Services Insurance Agency, Inc. are wholly owned subsidiaries of KILICO.

Item 27.  Number of Contract Owners

          As of April 9, 2001, the Registrant had approximately 113,360 qualified and non-qualified Advantage III Contract Owners.

Item 28.  Indemnification

          To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Kemper Investors Life Insurance Company ("KILICO") provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of KILICO, or serving or having served, at the request of KILICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of KILICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of KILICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of KILICO pursuant to the foregoing provisions, or otherwise, KILICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by KILICO of expenses incurred or paid by a director, officer, employee of agent of KILICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of KILICO in connection with variable annuity contracts, KILICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by KILICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29.(a)  Principal Underwriter

         Investors Brokerage Services, Inc., a wholly owned subsidiary of Kemper Investors Life Insurance Company, acts as principal underwriter for KILICO Variable Annuity Separate Account, KILICO Variable Separate Account, Kemper Investors Life Insurance Company Variable Annuity Account C and FKLA Variable Separate Account.

Item 29.(b) Information Regarding Principal Underwriter, Investors Brokerage Services, Inc.

         The address of each officer is 1 Kemper Drive, Long Grove, IL 60049.

                                            Position and Offices
         Name                                 with Underwriter
         ----                                 ----------------

     Gale K. Caruso.......................Chairman and Director
     Michael E. Scherrman.................President and Director
     David S. Jorgensen...................Vice President and Treasurer
     Thomas K. Walsh......................Assistant Vice President
     Debra P. Rezabek.....................Secretary
     Frank J. Julian......................Assistant Secretary
     Allen R. Reed........................Assistant Secretary
     Eliane C. Frye.......................Director
     George Vlaisavljevich................Director

Item 29.(c)

          Not applicable.

Item 30.  Location of Accounts and Records

          Accounts, books and other documents required to be maintained by
     Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Kemper Investors Life Insurance Company at its home office at 1 Kemper Drive, Long Grove, Illinois 60049 and at 222 South Riverside Plaza, Chicago, Illinois 60606-5808.

Item 31.  Management Services

          Not applicable

Item 32.  Undertakings and Representations

          Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940

         Kemper Investors Life Insurance Company ("KILICO") represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.

         Representation Regarding Contracts Issued to Participants of Tax-Sheltered Annuity Programs

     KILICO, depositor and sponsor of the registrant KILICO Variable Annuity Separate Account (the "Separate Account"), and Investors Brokerage Services, Inc. ("IBS"), the principal underwriter of the periodic payment variable annuity contracts (the "Contracts") issued by the registrant, will issue the Contracts to participants in IRC 403(b) Tax-Sheltered Annuity Programs in reliance upon, and in compliance with, the no-action letter dated November 28, 1988 to American Counsel of Life Insurance. In connection therewith, KILICO, the Separate Account and IBS represent that they will:

         1. Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the Program;

         2. Include appropriate disclosure regarding the restrictions on redemption imposed by IRC Section 403(b)(11) in any sales literature used in connection with the offer of annuity contracts to 403(b) participants;

         3. Instruct salespeople who solicit participants to purchase annuity contracts specifically to bring the restrictions on redemption imposed by IRC Section 403(b)11 to the attention of potential participants; and

         4. Obtain from each participant who purchases an IRC Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by IRC
     Section 403(b) and the investment alternatives available under the employer's IRC Section 403(b) arrangement, to which the participant may elect to transfer his or her contract value.

     Representation Regarding Contracts Issued to Participants in the Texas Optional Retirement Program.

     KILICO, depositor and sponsor of the registrant KILICO Variable Annuity Separate Account, and Investors Brokerage Services, Inc., the principal underwriter of the periodic payment variable annuity contracts (the "Contracts") issued by the registrant, will issue the Contracts to participants in the Texas Optional Retirement Program ("Program") in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940, and represent that they will:

         1. Include appropriate disclosure regarding the restrictions on redemptions imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

         2. Include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of annuity contracts to Program participants;

         3. Instruct salespeople who solicit Program participants to purchase annuity contracts specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

         4. Obtain from each Program participant who purchases an annuity contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

                                    SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, KILICO Variable Annuity Separate Account, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Long Grove and State of Illinois on the 25th day of April, 2001.

                              KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                              (Registrant)
                              By: Kemper Investors Life Insurance Company

                              BY:  /s/  Gale K. Caruso
                              ------------------------
                              Gale K. Caruso, President and Chief Executive Officer

                              KEMPER INVESTORS LIFE INSURANCE COMPANY
                              (Depositor)

                              BY:  /s/  Gale K. Caruso
                              ------------------------
                              Gale K. Caruso, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following directors and principal officers of Kemper Investors Life Insurance Company in the capacities indicated on the 25th day of April, 2001.

     Signature                               Title
     ---------                               -----

/s/ Gale K. Caruso            President, Chief Executive Officer and Director
--------------------------    (Principal Executive Officer)
Gale K. Caruso

/s/ Martin D. Feinstein       Chairman of the Board
--------------------------
Martin D. Feinstein

/s/ Frederick L. Blackmon Executive Vice President, Chief Financial -------------------------- Officer and Director (Principal Financial
Frederick L. Blackmon         Officer and Principal Accounting Officer)

/s/ Eliane C. Frye            Director
--------------------------
Eliane C. Frye

/s/ James E. Hohmann          Director
--------------------------
James E. Hohmann

/s/ Debra P. Rezabek          Director
--------------------------
Debra P. Rezabek

                                 EXHIBIT INDEX

                                                                      Sequential
Exhibit                                                                  Page
Number                       Title                                      Number*
------                       -----                                      -------


 10.    Consents of PricewaterhouseCoopers LLP, Independent Accountants.

 13.    Schedules for Computation of Performance Information.